BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class
D, (LIBOR USD 3 Month + 3.35%), 4.39%,
04/15/34
(a)(b)
..................... USD 1,000 $ 991,176
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
2.24%, 01/25/35
(a)
................. 711 694,135
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.34%, 01/21/35 . 1,500 1,465,762
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.59%, 01/21/35
(c)
1,000 975,000
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 3.19%,
01/15/33
(a)(b)
..................... 2,000 1,963,379
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/32 .... 2,500 2,433,775
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/32 .... 1,000 979,911
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 04/15/34 .... 3,000 2,907,729
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 4.04%, 04/15/34 .... 3,100 3,043,720
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 2.81%, 07/20/34 .... 14,000 13,621,838
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/34 .... 5,000 4,928,944
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 07/20/34 .... 2,500 2,445,116
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 7.56%, 07/20/34 .... 2,325 2,252,809
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 2.93%, 01/25/35 .... 5,000 4,856,020
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 3.23%, 01/25/35 .... 3,000 2,913,265
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 4.28%, 01/25/35 .... 1,000 965,025
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 2.28%,
10/25/33
(a)(b)
..................... 7,300 7,233,984
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 2.64%, 10/17/34 .... 1,500 1,477,839
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 3.04%, 10/17/34 .... 3,000 2,947,861
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 4.09%, 10/17/34 .... 3,500 3,426,998
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 3.04%, 07/22/32 .... 7,500 7,367,424
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 4.04%, 07/22/32 .... 3,500 3,458,208
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 3.04%,
10/17/34
(a)(b)
..................... 4,500 4,402,534
AIMCO CLO Ltd.
(a)(b)
Series 2020-12A, Class BR, (3 Month CME
Term SOFR + 1.70%), 2.55%, 01/17/32 . 10,000 9,902,372
Series 2021-15A, Class C, (LIBOR USD 3
Month + 1.95%), 2.99%, 10/17/34 .... 1,500 1,469,230
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,976
Series 2018-F, Class C, 0.00%, 11/25/58 .. 86 57,371
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
1,836 1,839,651
Series 2019-B, Class B, 5.25%, 01/25/59
(a)
420 416,317
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-B, Class C, 0.00%, 01/25/59 . USD 1,070 $ 1,106,862
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 3.25%,
10/21/28
(a)(b)
..................... 1,300 1,283,664
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 2.54%,
01/17/31
(a)(b)
..................... 1,000 987,000
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 2.69%,
06/13/31
(a)(b)
..................... 1,000 975,986
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
2.43%, 01/19/33
(a)(b)
................ 2,000 1,991,162
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.89%, 10/15/29
(a)(b)
3,500 3,481,077
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.56%,
11/02/30
(a)(b)
..................... 1,750 1,744,733
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 9,638,426
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 18,001,104
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 6,910,963
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 9,628,433
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 2.74%, 01/28/31 .... 3,400 3,363,382
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31 .... 1,250 1,216,831
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31 .... 600 584,360
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 3.84%, 01/28/31 .... 2,250 2,193,900
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.89%, 01/15/30
(a)(b)
.......... 1,850 1,822,907
Anchorage Capital CLO Ltd.
(a)(b)
Series 2016-9A, Class ER2, (LIBOR USD 3
Month + 6.82%), 7.86%, 07/15/32 .... 825 792,637
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 6.52%, 04/13/31 .... 1,500 1,425,154
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 2.24%, 10/15/31 .... 7,650 7,615,803
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/15/31 .... 3,000 2,959,061
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 4.19%, 10/15/31 .... 1,500 1,470,917
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 2.59%, 04/20/35 . 5,000 4,912,147
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)(d)
................ EUR 499 505,438
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
................ 300 293,741
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 2.12%,
04/15/31
(a)(b)
..................... USD 2,400 2,381,295
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.91%, 04/20/31 ... 7,000 6,876,142

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 3.76%, 04/20/31 ... USD 2,000 $ 1,933,176
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.99%,
07/16/31
(a)(b)
..................... 1,750 1,724,208
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 4.01%,
04/20/31
(a)(b)
..................... 1,000 977,882
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 2.73%, 07/25/30 .... 1,000 981,360
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 3.08%, 07/25/30 .... 1,000 980,877
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 2.23%,
10/20/31
(a)(b)
..................... 4,500 4,469,404
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 3.46%,
01/20/33
(a)(b)
..................... 1,000 993,014
Aqueduct European CLO DAC, Series 2017-2X,
Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(d)
................ EUR 219 217,009
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 2.64%,
01/15/32
(a)(b)
..................... USD 6,000 5,933,594
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 3.83%, 04/24/31 .... 4,500 4,482,776
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 4.93%, 04/24/31 .... 3,000 2,991,354
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 04/15/30
(a)(b)
................ 4,500 2,791,800
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.86%,
07/20/30
(a)(b)
..................... 1,000 982,556
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.79%, 05/24/30
(a)(b)
................ 1,000 995,292
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 4.14%,
04/17/33
(a)(b)
..................... 7,250 6,991,379
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 2.21%, 10/15/30 .... 3,000 2,986,564
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 2.54%, 10/15/30 .... 1,500 1,479,773
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.84%, 10/15/30 .... 1,017 1,001,771
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 2.44%, 07/15/30 .... 1,500 1,494,208
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/30 .... 1,000 985,407
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 2.06%, 11/27/31
(a)(b)
.......... 5,500 5,501,594
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 2.31%, 07/26/31
(a)(b)
.......... 2,000 1,987,989
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 2.36%, 10/24/31
(a)(b)
.......... 1,700 1,691,434
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 19,550
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.99%, 08/23/30
(a)(b)
USD 1,000 $ 985,568
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 2.93%, 01/23/31 ......... 1,000 992,526
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 4.18%, 01/23/31 ......... 500 487,187
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
..................... EUR 200 195,846
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
..................... 670 652,228
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/17/32 .... USD 1,250 1,224,223
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.19%, 10/17/32 .... 1,000 979,453
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 2.47%, 01/22/35 .... 2,250 2,198,797
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 2.75%, 04/18/35 . 5,000 4,908,341
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 3.10%, 04/18/35 . 7,000 6,831,681
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 4.10%, 04/18/35
(c)
2,500 2,438,000
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 3.01%, 10/20/31 .... 4,500 4,367,449
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 4.01%, 10/20/31 .... 2,000 1,967,157
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 3.04%,
10/22/32
(a)(b)
..................... 3,250 3,197,637
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 3.16%,
03/09/34
(a)(b)
..................... 1,000 970,822
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 4.49%,
10/15/36
(a)(b)
..................... 2,000 1,962,759
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
3.23%, 01/25/35
(a)(b)
................ 2,000 1,937,118
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 3.04%, 04/15/34 .... 3,000 2,902,980
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 4.29%, 04/15/34 .... 3,000 2,915,347
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
..................... EUR 200 196,306
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.91%, 01/25/35 .... USD 588 585,181
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.34%), 1.01%, 09/25/36 .... 615 601,462
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.83%, 01/25/37 ... 736 729,474
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.81%, 03/25/37 .... 2,348 2,228,804
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.81%, 03/25/37 .... 3,126 2,954,205
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.81%, 04/25/37 .... 4,091 5,534,284

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 2.39%, 04/25/34
(a)
..... USD 2,321 $ 2,291,798
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 2.16%, 01/20/31
(a)(b)
......... 1,500 1,492,586
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 2.39%, 01/15/33 .... 7,000 6,956,833
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 3.04%, 01/15/33 .... 4,250 4,210,348
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 2.19%, 07/18/31 .... 2,200 2,185,352
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 2.74%, 07/18/31 .... 1,000 986,457
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(d)
..................... EUR 550 540,836
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
..................... 700 695,313
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3 Month
+ 2.20%), 3.03%, 06/15/31 ......... USD 2,000 1,972,647
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.00%, 01/19/35 .... 7,500 7,296,511
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 2.45%, 01/19/35 .... 5,000 4,886,009
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
................ EUR 300 288,391
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
2.32%, 10/22/30
(a)(b)
................ USD 980 977,335
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
................ EUR 700 694,114
Boyce Park CLO Ltd.
(a)(b)
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.10%), 2.65%, 04/21/35 . USD 1,500 1,458,618
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.25%), 6.80%, 04/21/35 . 1,000 955,209
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
2.81%, 07/20/34
(a)(b)
................ 5,000 4,907,550
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 2.69%, 07/18/34 .... 9,000 8,802,516
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 07/18/34 .... 2,500 2,420,827
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/31 .... 1,500 1,462,500
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/15/31 .... 1,250 1,230,041
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.04%, 07/15/30 .... 5,000 4,918,222
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 2.73%, 04/15/35 . 2,000 1,954,446
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.94%, 07/15/31 .... 1,000 970,805
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.09%, 07/15/34 .... 1,000 973,537
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.19%, 07/15/34 .... USD 1,000 $ 985,217
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 3.54%, 01/15/34 .... 1,000 989,464
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
..................... EUR 300 297,062
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 2.15%,
04/30/31
(a)(b)
..................... USD 1,000 971,158
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 2.76%, 10/20/32 .... 5,000 4,914,209
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 3.36%, 10/20/32 .... 4,000 3,940,398
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.92%, 04/25/36
(a)
........... 2,876 2,550,122
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 3.01%,
07/20/32
(a)(b)
..................... 7,000 6,818,094
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.81%, 07/20/34 .... 6,500 6,378,856
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 4.31%, 07/20/34 .... 5,000 4,963,299
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.93%,
07/16/31
(a)(b)
..................... 1,995 1,963,430
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.41%, 10/15/34 .... 2,000 1,972,288
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.46%, 10/15/34 .... 3,000 2,979,726
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 4.76%,
04/20/29
(a)(b)
..................... 1,000 991,566
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 2.31%, 07/20/30 .... 1,000 997,576
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 2.49%, 01/20/34 .... 4,000 3,973,511
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
2.83%, 07/23/34
(a)(b)
................ 5,000 4,931,398
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,486,525
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
2.14%, 07/17/31
(a)(b)
................ 1,750 1,737,812
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
4.37%, 04/20/34
(a)(b)
................ 1,950 1,932,008
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
................ EUR 200 196,711
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 2.52%, 04/27/31 ... USD 1,700 1,692,687
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 4.02%, 04/27/31 .... 1,000 974,021
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 3.08%, 04/24/30 .... 500 494,414
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 3.49%, 10/22/31 .... 1,000 985,654

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 4.09%, 04/15/30 .... USD 2,000 $ 1,959,198
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 2.28%, 07/20/30 .... 3,500 3,494,794
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.89%, 11/16/30 .... 500 492,964
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 2.44%, 04/18/31 .... 1,000 985,193
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 2.19%, 10/17/31 .... 2,700 2,680,367
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/17/31 .... 2,000 1,978,389
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 2.37%, 01/16/33 .... 8,500 8,442,199
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.99%, 01/16/33 .... 1,150 1,146,641
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 2.98%, 04/25/33 .... 9,000 8,851,713
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 4.04%, 07/15/36 .... 1,500 1,461,218
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 2.18%, 10/15/34 .... 600 596,059
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 1.13%, 08/25/36
(a)
..... 2,845 2,728,183
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 2.26%, 10/20/30 .... 7,000 6,978,768
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 2.66%, 10/20/30 .... 3,000 2,933,760
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 514 507,557
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,250 2,147,075
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
..................... EUR 472 461,247
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 1.01%, 07/25/37
(a)(b)
USD 1,352 1,015,970
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
................ EUR 100 96,068
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 2.24%,
10/20/30
(a)(b)
..................... USD 1,000 996,588
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.09%, 07/18/30
(a)(b)
................ 2,000 1,968,630
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
3.29%, 07/15/30
(a)(b)
................ 1,000 988,977
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 4.81%,
01/16/32
(a)(b)
..................... 1,000 997,183
Dryden CLO Ltd.
(a)(b)
Series 2018-61A, Class CR, (LIBOR USD 3
Month + 1.75%), 2.79%, 01/17/32 .... 8,000 7,866,694
Series 2020-86A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.24%, 07/17/34 .... 6,000 5,889,135
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
3.09%, 04/15/28
(a)(b)
................ 5,250 5,196,578
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.89%, 04/15/29
(a)(b)
.......... 6,000 5,930,389
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.66%, 08/15/30
(a)(b)
.......... USD 1,500 $ 1,475,440
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 3.19%, 01/15/34 .... 3,500 3,440,045
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/15/30 .... 1,000 981,295
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 2.14%, 04/15/31 .... 2,500 2,475,963
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.09%, 10/15/34 .... 3,500 3,416,349
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/15/34 .... 3,000 2,977,972
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 3.23%,
10/25/30
(a)(b)
..................... 3,000 2,935,096
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 2.51%, 10/20/33 .... 2,500 2,487,446
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 5.46%, 10/20/33 .... 1,000 998,013
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 2.74%, 04/15/33 .... 1,250 1,237,253
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 4.19%, 04/15/33 .... 5,500 5,393,825
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.96%,
07/20/34
(a)(b)
..................... 1,500 1,468,877
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 4.16%,
10/20/34
(a)(b)
..................... 2,000 1,962,068
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 4.01%,
10/20/34
(a)(b)
..................... 2,000 1,954,277
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 1.17%, 06/25/36 .... 1,450 1,312,903
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.91%, 10/25/36 .... 3,445 2,552,212
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.99%, 10/25/36 ... 2,020 1,527,523
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.82%, 12/25/36 .... 2,651 2,535,486
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 1.22%, 01/25/36 ... 6,293 6,125,296
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.49%, 05/15/30 .... 3,000 2,980,674
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.41%, 05/15/30 .... 1,000 988,119
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.27%,
11/20/33
(a)(b)
..................... 1,000 999,327
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.89%, 07/19/34 .... 2,000 1,963,305
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/19/34 .... 2,500 2,446,523
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,495,811
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
3.66%, 04/20/31
(a)(b)
................ 1,800 1,747,505

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 2.74%,
01/15/31
(a)(b)
..................... USD 500 $ 483,971
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.48%,
05/16/31
(a)(b)
..................... 3,000 2,969,014
Generate CLO 2 Ltd.
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.15%), 2.29%, 01/22/31 .... 7,660 7,618,372
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 3.60%), 4.66%, 10/20/29 .... 2,000 1,988,450
Series 2019-2A, Class A1, (LIBOR USD 3
Month + 1.37%), 2.51%, 01/22/33 .... 3,000 2,983,569
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 3.59%,
01/22/35
(a)(b)
..................... 1,000 989,467
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 2.81%, 10/20/34 .......... 8,500 8,336,915
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 3.31%, 10/20/34 .......... 3,000 2,935,765
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 4.41%, 10/20/34 .......... 3,000 2,978,676
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 7.91%, 10/20/34 .......... 1,000 992,305
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 2.23%,
10/15/30
(a)(b)
..................... 2,250 2,242,763
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 2.86%, 04/20/34
(a)(b)
.... 9,500 9,300,284
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 2.36%, 04/20/30
(a)(b)
.... 2,000 1,988,556
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.18%, 04/24/31
(a)(b)
.... 1,000 981,540
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 3.11%, 10/20/32 .... 2,000 1,967,754
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.21%, 10/20/32 .... 1,000 980,017
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.65%, 04/20/35
(a)(b)
800 792,608
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 2.84%, 10/29/29
(a)(b)
......... 900 892,838
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 2.18%, 07/20/31 .... 3,300 3,279,946
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 3.16%, 07/20/31 .... 1,000 987,314
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 3.01%, 10/20/34 .... 3,000 2,934,243
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 4.06%, 10/20/34 .... 1,000 969,976
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 2.86%, 07/20/34
(a)(b)
.......... 4,000 3,932,274
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 4.26%, 07/20/34
(a)(b)
.......... USD 2,500 $ 2,472,237
Greene King Finance plc
(a)
Series B1,  (SONIO/N + 1.92%), 2.57%,
12/15/34 ..................... GBP 100 101,792
Series B2,  (SONIO/N + 2.20%), 2.81%,
03/15/36
(d)
.................... 100 102,473
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 5,344 4,219,199
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
3.34%, 04/15/34
(a)(b)
................ 1,500 1,458,731
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 3.59%, 04/15/33 .... 3,000 2,970,769
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 4.49%, 04/15/33 .... 1,000 987,285
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 4.18%,
01/27/31
(a)(b)
..................... 450 435,379
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 3.36%,
01/20/30
(a)(b)
..................... 1,000 989,640
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 1.37%, 12/25/35
(a)
... 1,025 500,112
Series 2006-4, Class 1A1, 2.95%,
03/25/36
(a)
.................... 2,798 2,192,593
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 1.03%, 03/25/36
(a)
... 3,689 1,467,356
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
.................... 3,437 1,084,934
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.81%, 11/25/36 .... 7,025 3,951,051
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 1.15%, 08/25/36 .... 1,529 1,355,178
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
3.34%, 07/28/31
(a)(b)
................ 1,000 994,899
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 2.41%, 04/15/33 .... 7,500 7,467,391
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 3.04%, 04/15/33 .... 2,000 1,980,519
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.89%, 07/15/34
(a)(b)
................ 1,250 1,231,243
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.75%, 11/30/32
(a)(b)
................ 4,000 3,987,727
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 3.21%,
04/20/34
(a)(b)
..................... 1,750 1,712,142
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 2.06%, 01/30/35 .... 3,500 3,431,284
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 01/30/35 .... 3,000 2,994,619
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 2.41%, 01/20/33 .... 5,000 4,969,112
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 3.26%, 01/20/33 .... 2,500 2,478,910

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
..................... EUR 235 $ 234,478
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(d)
..................... 300 284,687
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
2.89%, 07/18/31
(a)(b)
................ USD 1,000 983,554
Home Partners of America Trust, Series 2021-2,
Class F, 3.80%, 12/17/26
(b)
........... 9,888 8,607,104
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
3.01%, 07/20/30
(a)(b)
................ 1,000 983,114
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/15/34 .... 500 478,147
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.08%, 04/20/35 . 3,125 3,064,708
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 2.43%, 04/20/35 . 5,000 4,892,161
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.33%, 04/20/35 . 2,550 2,550,112
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
..................... EUR 300 294,968
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(d)
..................... 237 242,521
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
..................... 200 192,960
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.65%, 01/17/38
(a)(b)
................ USD 2,811 2,802,399
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 1.47%, 07/25/36
(a)
.......... 2,975 2,899,182
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 3.14%, 07/18/30
(a)(b)
8,050 7,963,354
KKR CLO 22 Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 4.16%, 07/20/31
(a)(b)
1,200 1,167,622
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 4.16%, 10/20/31
(a)(b)
1,300 1,263,576
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 2.70%, 10/15/32 .... 4,250 4,222,804
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 3.10%, 10/15/32 .... 1,450 1,432,414
KKR CLO 30 Ltd., Series 30A, Class ER,
(LIBOR USD 3 Month + 6.40%), 7.44%,
10/17/31
(a)(b)
..................... 2,000 1,953,138
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 2.76%, 10/20/34
(a)(b)
3,657 3,612,197
KKR CLO 41 Ltd., Series 2022-41A, Class D, (3
Month CME Term SOFR + 3.25%), 3.94%,
04/15/35
(a)(b)
..................... 5,250 5,250,066
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 2.71%, 07/20/30
(a)(b)
350 343,930
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 1.19%, 08/25/45 .... 1,993 1,953,076
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.97%, 05/25/36 .... 23,253 14,876,092
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.97%, 07/25/36 .... USD 5,976 $ 2,736,599
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.98%, 08/25/36 .... 6,867 3,927,155
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.83%, 11/25/36 .... 4,012 1,520,250
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.89%, 11/25/36 .... 3,849 1,466,239
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 1.27%, 01/25/36 ... 1,555 1,480,000
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 4.64%,
01/15/33
(a)(b)
..................... 2,250 2,240,822
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 3.12%, 07/27/30 .... 4,080 4,011,883
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 4.22%, 07/27/30 .... 1,315 1,278,741
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 3.24%, 10/18/30
(a)(b)
.......... 5,450 5,394,252
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 2.44%, 07/29/30
(a)(b)
.......... 3,500 3,503,631
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 2.86%, 04/20/30 .... 1,600 1,573,944
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 3.66%, 04/20/30 .... 1,000 962,716
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 3.33%, 01/23/31 .... 600 593,737
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 4.18%, 01/23/31 .... 750 731,379
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.65%, 10/15/32 . 6,000 5,957,249
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 3.05%, 10/15/32 . 4,750 4,694,737
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 3.95%, 10/15/32 . 2,000 1,915,001
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
2.54%, 12/18/30
(a)(b)
................ 1,500 1,464,197
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
..................... EUR 100 98,364
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 1.19%, 06/25/36
(a)(b)
......... USD 2,224 2,091,771
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 2.61%, 10/20/30 .... 5,862 5,789,038
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.96%, 10/20/30 .... 2,000 1,971,190
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(e)
.. 625 198,004
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 3.25%, 10/21/30 .... 1,500 1,473,856
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 4.10%, 10/21/30 .... 1,250 1,207,111
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 7.54%, 07/15/34
(a)(b)
.......... 2,600 2,464,526

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 4.36%, 04/20/34
(a)(b)
.......... USD 1,000 $ 986,738
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.69%, 10/17/30 .... 800 792,496
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/17/30 .... 1,000 985,655
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/18/30 .... 2,000 1,968,029
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 3.69%, 10/18/30 .... 3,250 3,144,375
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/19/31
(a)(b)
.... 500 492,977
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 2.38%, 01/19/33
(a)(b)
.... 8,450 8,394,486
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.86%, 07/20/31
(a)(b)
.... 1,563 1,539,215
Neuberger Berman Loan Advisers CLO Ltd.
(a)(b)
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 3.64%, 01/15/30 .... 1,000 967,513
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 2.79%, 04/16/33 .... 1,000 965,099
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
.... EUR 188 176,792
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
2.32%, 12/21/29
(a)(b)
................ USD 4,699 4,680,091
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
.......... EUR 100 97,514
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
.......... 200 195,438
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
................ 200 197,555
NYACK Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 3.01%,
10/20/34
(a)(b)
..................... USD 2,500 2,398,597
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
576 566,073
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,022 2,714,290
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
345 219,172
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
22 21,727
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 4.11%, 04/26/31 .... 3,100 3,004,221
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 2.30%, 10/17/30 .... 10,800 10,757,345
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 2.76%, 10/17/30 .... 7,500 7,411,274
Series 2015-10A, Class CR2, (LIBOR USD 3
Month + 2.05%), 3.26%, 01/26/34 .... 3,700 3,605,111
Series 2015-10A, Class DR2, (LIBOR USD 3
Month + 2.95%), 4.16%, 01/26/34 .... 2,000 1,930,520
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 2.48%, 10/26/30 ... 1,000 996,910
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 2.76%, 07/20/31 .... USD 1,000 $ 986,314
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 2.84%, 04/10/33 .... 2,500 2,423,158
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/32 .... 6,000 5,854,253
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 07/20/32 .... 1,500 1,464,714
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.16%, 10/20/34 .... 7,500 7,295,501
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.21%, 10/20/34 .... 1,000 973,661
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 3.11%, 12/02/34 .... 4,500 4,373,461
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 4.16%, 12/02/34 .... 1,250 1,225,878
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 296,536
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 191,625
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 393,769
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 6.47%, 04/20/35 .... 500 493,994
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 2.64%, 07/15/30 .... USD 6,000 5,921,837
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 2.84%, 07/15/30 .... 2,250 2,205,157
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.89%, 07/15/30 .... 1,250 1,218,740
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 3.14%, 07/15/30
(a)(b)
.......... 1,500 1,472,296
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 3.43%, 10/24/30
(a)(b)
......... 4,000 3,945,476
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 4.28%, 01/24/33
(a)(b)
.......... 1,532 1,494,114
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 2.46%, 01/20/30
(a)(b)
.......... 2,000 1,971,858
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 3.66%, 01/20/31
(a)(b)
.......... 1,000 961,924
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 3.21%, 01/20/35 .... 3,000 2,942,766
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 4.41%, 01/20/35 .... 3,000 2,999,758
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 2.74%, 10/15/33 .... 8,500 8,394,698
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.19%, 10/15/33 .... 3,800 3,746,632
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.24%, 10/15/33 .... 4,250 4,202,236
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.67%, 11/18/31 .... 13,212 13,138,561
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 2.19%, 11/18/31 .... 1,500 1,485,010

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.69%, 11/18/31 .... USD 1,000 $ 982,150
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 0.00%, 07/19/33
(a)(b)
.......... 1,000 1,000,000
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 3.30%, 04/21/34 .... 1,500 1,479,131
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 4.40%, 04/21/34 .... 1,000 992,787
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
4.21%, 07/20/34
(a)(b)
................ 1,000 985,198
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.38%, 02/20/34
(a)(b)
.......... 5,000 4,933,608
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
4.01%, 01/20/32
(a)(b)
................ 400 396,753
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 2.60%, 01/21/30 .... 1,000 987,519
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 2.90%, 01/21/30 .... 1,500 1,477,976
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 4.24%, 01/19/37 .... 4,750 4,676,794
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 3.01%, 01/20/33 .... 2,250 2,212,374
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 2.89%, 10/17/31 .... 2,950 2,904,195
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 3.69%, 01/17/31 .... 500 492,473
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.33%, 05/21/34 .... 4,100 3,995,561
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 2.16%, 07/20/30 .... 8,000 7,961,188
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 3.81%, 07/20/30 .... 1,400 1,369,221
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 2.49%, 04/18/31 .... 10,000 9,872,576
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.79%, 04/18/31 .... 2,000 1,968,371
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 2.69%, 07/16/31 .... 1,000 991,117
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.54%, 11/14/34 .... 7,000 6,879,013
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 2.09%, 11/14/34 .... 7,000 6,913,175
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.39%, 11/14/34 .... 2,500 2,447,884
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.44%, 11/14/34 .... 3,750 3,664,468
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.46%, 11/15/31 .... 2,000 1,970,012
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.46%, 11/15/31 .... 1,500 1,479,010
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 2.76%, 04/20/34 .... 7,000 6,845,497
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 2.84%, 07/15/34 .... 2,000 1,961,327
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.94%, 07/15/34 .... 4,000 3,940,612
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 1.88%, 01/15/35 .... USD 7,000 $ 6,901,028
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.18%, 01/15/35 .... 5,000 4,902,019
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 .... 2,000 1,957,133
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 2.69%, 10/15/34 .... 7,250 7,149,084
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.99%, 10/15/34 .... 4,000 3,917,687
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.99%, 10/15/34 .... 6,000 5,863,651
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 2.27%, 04/20/35 . 1,000 990,261
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 2.52%, 04/20/35 . 3,500 3,438,959
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 3.52%, 04/20/35 . 3,250 3,168,825
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.35%), 6.82%, 04/20/35 . 2,000 1,976,048
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 2.71%, 04/20/27 .... 4,259 4,258,480
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 4.21%, 04/20/27 .... 5,000 4,999,385
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 2.26%, 08/23/31 .... 2,600 2,555,093
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 2.66%, 10/20/31 .... 4,700 4,578,197
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.36%, 05/15/32 .... 2,500 2,450,102
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 3.29%, 07/15/34 .... 6,000 5,882,297
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/18/34 .... 5,000 4,889,861
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 3.29%, 10/18/34 .... 2,350 2,297,403
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 2.19%,
05/18/34
(a)(b)
..................... 1,000 980,250
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.81%,
07/20/34
(a)(b)
..................... 2,000 1,963,441
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 2.97%,
10/27/34
(a)(b)
..................... 7,000 6,866,609
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 2.79%, 10/15/34 .... 10,000 9,807,362
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 3.24%, 10/15/34 .... 3,500 3,429,569
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 4.34%, 10/15/34 .... 1,200 1,195,469
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 3.91%, 04/20/35
(c)
1,750 1,732,500
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.69%, 10/18/34 .... 3,000 2,931,339
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.14%, 10/18/34 .... 1,250 1,219,270
Progress Residential Trust
(b)
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,427,482

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... USD 3,000 $ 2,833,238
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,044,026
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,083,455
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,271,809
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 8,500 7,518,775
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 6,000 4,895,293
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ..................... 7,777 6,557,014
Series 2021-SFR8, Class F, 3.18%,
10/17/38 ..................... 22,000 19,119,663
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 8,841,962
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
..................... EUR 300 295,792
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
..................... 171 159,014
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 2.93%, 04/23/34 .... USD 3,750 3,585,681
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 3.93%, 04/23/34 .... 2,000 1,921,718
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 3.34%, 10/30/34 .... 1,375 1,336,940
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 4.34%, 10/30/34 .... 3,375 3,260,341
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 2.23%, 01/15/35 .... 3,500 3,396,691
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 3.23%, 01/15/35 .... 1,000 972,913
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 1.90%, 01/20/34 .... 7,000 6,867,770
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 2.30%, 01/20/34 .... 1,650 1,616,256
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 01/20/34 .... 2,900 2,820,715
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 2.12%, 10/15/31 .... 5,375 5,328,635
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 2.54%, 10/15/31 .... 5,000 4,910,681
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 2.52%, 04/15/32 .... 15,500 15,495,558
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 2.59%, 04/15/32 .... 4,000 3,928,429
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.88%, 07/24/32 .... 3,000 2,950,716
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 4.33%, 07/24/32 .... 3,500 3,465,351
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 2.44%,
01/15/34
(a)(b)
..................... 1,250 1,242,519
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 2.14%, 10/15/32 .... USD 10,000 $ 9,885,701
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.14%, 10/15/32 .... 1,000 977,090
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
4.74%, 01/15/29
(a)(b)
................ 4,500 4,491,418
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.84%, 04/17/30 .... 10,000 9,953,165
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 3.49%, 04/17/30 .... 1,000 997,349
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
3.21%, 04/20/34
(a)(b)
................ 1,000 987,954
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.98%, 06/20/34 .... 750 737,845
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.98%, 06/20/34 .... 2,000 1,957,027
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
2.29%, 10/17/30
(a)(b)
................ 3,500 3,489,044
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.84%,
01/17/31
(a)(b)
..................... 1,500 1,476,674
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
3.14%, 07/15/31
(a)(b)
................ 1,250 1,233,763
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
4.48%, 10/25/31
(a)(b)
................ 1,000 988,858
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 3.09%, 01/15/33 .... 6,700 6,649,096
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.94%, 01/15/33 .... 1,000 996,955
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
3.59%, 10/15/33
(a)(b)
................ 500 498,902
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 3.11%, 01/20/35 .... 3,000 2,947,655
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 01/20/35 .... 2,000 1,954,530
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 2.84%, 01/18/34 .... 1,000 978,078
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 4.29%, 01/18/34 .... 1,250 1,218,549
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
..................... EUR 357 340,088
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 2.71%, 04/20/34 ... USD 3,500 3,447,602
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 2.86%, 10/20/30 .... 2,300 2,241,549
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 2.20%, 05/20/31 .... 1,000 987,272
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 2.22%, 10/20/31 .... 3,500 3,475,344
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.86%, 10/20/31 .... 1,125 1,111,712

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 3.26%, 10/20/31 .... USD 700 $ 691,458
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 4.16%, 10/20/31 .... 1,600 1,565,966
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.16%, 04/20/34 .... 1,500 1,447,596
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.48%, 08/20/32 .... 5,500 5,402,697
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.38%, 08/20/32 .... 3,500 3,438,150
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 3.16%, 07/20/34 .... 2,000 1,948,380
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 4.31%, 07/20/34 .... 1,250 1,227,199
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 3.21%, 10/20/34 .... 3,000 2,938,266
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 5.96%, 04/20/34
(a)(d)
.......... EUR 300 291,910
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 3.29%, 10/15/31
(a)(b)
USD 1,250 1,237,065
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.96%, 04/20/29
(a)(b)
................ 2,000 1,946,419
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.36%, 10/26/34 .... 5,000 4,821,186
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.41%, 10/26/34 .... 2,300 2,256,526
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.80%, 04/30/32 .... 5,000 4,997,928
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.30%, 04/30/32 .... 5,000 4,948,127
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 2.80%, 07/21/34 .... 9,500 9,222,490
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 3.15%, 07/21/34 .... 2,000 1,940,936
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 2.76%, 07/20/34 .... 3,000 2,938,968
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 3.06%, 07/20/34 .... 1,000 971,907
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 4.06%, 07/20/34 .... 4,000 3,852,634
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
2.30%, 01/20/34
(a)(b)
................ 8,500 8,416,329
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
2.39%, 10/26/31
(a)(b)
................ 6,600 6,564,349
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 3.29%,
07/15/34
(a)(b)
..................... 2,250 2,206,083
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
2.88%, 04/25/34
(a)(b)
................ 3,350 3,284,544
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
2.46%, 01/25/32
(a)(b)
................ 1,500 1,491,880
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 2.18%, 04/25/35
(a)(b)
.......... 5,200 5,115,473
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
................ EUR 300 $ 285,876
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 3.01%, 07/20/32 .... USD 2,550 2,469,776
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 7.31%, 07/20/32 .... 1,000 964,290
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 3.64%,
01/15/30
(a)(b)
..................... 1,700 1,602,391
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.99%, 10/25/36 .... 5,827 4,573,814
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.90%, 01/25/37
(b)
.. 1,526 1,075,093
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
4.79%, 01/16/32
(a)(b)
................ 2,750 2,738,745
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 3.01%,
04/20/34
(a)(b)
..................... 830 798,254
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.32%, 11/18/30 .... 1,250 1,218,219
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 2.99%, 01/29/32 .... 4,000 3,883,608
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 3.99%, 01/29/32 .... 2,000 1,948,103
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 3.11%, 04/20/34 .... 3,500 3,399,717
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 4.46%, 04/20/34 .... 2,250 2,233,806
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.96%, 03/18/34 .... 1,000 957,142
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 3.28%, 07/25/34 .... 2,500 2,430,640
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 4.43%, 07/25/34 .... 5,000 4,925,226
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 2.66%, 01/20/31 .... 1,000 990,844
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.96%, 01/20/31 .... 1,000 986,084
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 4.19%,
07/17/31
(a)(b)
..................... 2,500 2,482,243
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 2.54%, 01/15/34 .... 2,000 1,966,245
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 2.94%, 01/15/34 .... 1,650 1,616,857
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.74%, 04/15/33 .... 2,000 1,980,889
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 3.19%, 04/15/33 .... 6,500 6,411,758
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 4.24%, 04/15/33 .... 4,000 3,928,415
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 2.24%, 10/20/31 .... 8,545 8,500,945

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 4.11%, 10/20/31 .... USD 1,100 $ 1,076,269
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 7.06%, 10/20/31 .... 1,000 974,015
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 3.14%, 07/15/34 .... 13,450 13,215,919
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 4.34%, 07/15/34 .... 1,500 1,469,514
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 4.19%,
04/15/34
(a)(b)
..................... 2,000 1,987,255
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 3.26%,
10/20/32
(a)(b)
..................... 3,250 3,197,905
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
3.71%, 10/20/28
(a)(b)
................ 1,000 990,588
Trestles CLO III Ltd., Series 2020-3A, Class
C, (LIBOR USD 3 Month + 2.25%), 3.31%,
01/20/33
(a)(b)
..................... 1,450 1,424,295
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,373,210
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 870,229
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 ..................... 5,500 4,921,648
Series 2021-SFR1, Class G, 4.13%,
07/17/38 ..................... 3,551 3,137,076
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.96%,
04/20/31
(a)(b)
..................... 1,500 1,467,332
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.94%, 04/18/31 .... 1,000 981,790
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 3.13%, 07/14/31 .... 500 489,304
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 2.23%, 10/18/31 .... 500 497,646
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
..................... EUR 390 385,013
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.81%, 07/25/37
(a)(b)
USD 1,587 1,574,932
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.82%,
10/25/36
(a)
...................... 13,052 10,939,226
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
2.41%, 07/20/30
(a)(b)
................ 3,800 3,772,979
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 2.64%,
07/15/34
(a)(b)
..................... 7,000 6,913,605
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
3.96%, 01/20/35
(a)(b)
................ 2,500 2,436,798
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 2.88%, 07/24/32 ... 6,840 6,761,506
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 3.23%, 07/24/32 .... 5,000 4,875,941
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 2.79%,
10/22/29
(a)(b)
..................... USD 2,100 $ 2,090,517
Total Asset-Backed Securities — 9.6%
(Cost: $1,628,613,144) ............................ 1,578,712,462
Shares
Shares
Common Stocks
Aerospace & Defense — 0.0%
Howmet Aerospace, Inc. ............... 4,729 161,353
L3Harris Technologies, Inc. ............. 1,927 447,565
MTU Aero Engines AG ................ 19,096 3,851,008
Singapore Technologies Engineering Ltd. .... 55,200 162,570
TransDigm Group, Inc.
(f)
............... 539 320,603
4,943,099
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc. ........... 1,497 158,907
DSV A/S .......................... 17,536 2,875,058
Expeditors International of Washington, Inc. .. 14,759 1,462,174
FedEx Corp. ....................... 2,353 467,635
United Parcel Service, Inc., Class B ....... 6,576 1,183,549
ZTO Express Cayman, Inc., ADR ......... 13,289 365,580
6,512,903
Airlines — 0.1%
(f)
Alaska Air Group, Inc. ................. 1,996 108,562
American Airlines Group, Inc. ............ 8,632 162,023
Copa Holdings SA, Class A ............. 112,837 8,504,525
Delta Air Lines, Inc. .................. 6,949 299,015
InterGlobe Aviation Ltd.
(b)(d)
............. 416,524 10,031,085
Southwest Airlines Co. ................ 6,348 296,579
United Airlines Holdings, Inc. ............ 4,005 202,252
19,604,041
Auto Components — 0.0%
Aptiv plc
(f)
......................... 2,323 247,167
BorgWarner, Inc. .................... 1,920 70,714
317,881
Automobiles — 0.1%
Bayerische Motoren Werke AG .......... 11,332 925,437
Ford Motor Co. ..................... 34,690 491,210
General Motors Co.
(f)
................. 12,427 471,107
Maruti Suzuki India Ltd. ............... 88,944 8,908,280
Mercedes-Benz Group AG .............. 9,373 654,247
Tesla, Inc.
(f)
........................ 7,383 6,428,821
17,879,102
Banks — 1.8%
Absa Group Ltd. .................... 655,479 7,081,511
Abu Dhabi Commercial Bank PJSC ....... 3,425,563 9,469,387
Abu Dhabi Islamic Bank PJSC ........... 184,545 439,551
Agricultural Bank of China Ltd., Class H ..... 1,114,000 417,819
Al Rajhi Bank ...................... 250,829 11,750,368
AMMB Holdings Bhd. ................. 130,600 110,290
Arab National Bank .................. 25,019 234,025
Axis Bank Ltd.
(f)
..................... 1,197,032 11,283,880
Bandhan Bank Ltd.
(b)(d)
................ 2,605,544 11,298,563
Bank Hapoalim BM .................. 5,204 48,247
Bank of America Corp. ................ 62,554 2,231,927
Bank of Beijing Co. Ltd., Class A ......... 3,061,300 2,098,083
Bank of China Ltd., Class A ............. 3,312,500 1,606,620
Bank of China Ltd., Class H ............. 43,047,000 16,890,894

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Banks (continued)
Bank of Communications Co. Ltd., Class A ... 482,400 $ 367,403
Bank of Communications Co. Ltd., Class H .. 2,089,000 1,453,712
Bank of the Philippine Islands ........... 70,050 127,339
Bank Rakyat Indonesia Persero Tbk. PT .... 79,164,713 26,376,665
BNP Paribas SA .................... 69,321 3,594,390
BOC Hong Kong Holdings Ltd. ........... 412,000 1,491,383
Capitec Bank Holdings Ltd. ............. 436 60,861
Chang Hwa Commercial Bank Ltd. ........ 787,890 492,570
China CITIC Bank Corp. Ltd., Class H ...... 1,943,000 987,530
China Construction Bank Corp., Class A .... 264,100 240,190
China Construction Bank Corp., Class H .... 1,773,000 1,263,084
China Everbright Bank Co. Ltd., Class H .... 202,000 73,178
China Merchants Bank Co. Ltd., Class H .... 7,500 45,204
Chongqing Rural Commercial Bank Co. Ltd.,
Class A ........................ 255,300 148,015
CIMB Group Holdings Bhd. ............. 1,284,900 1,531,555
Citigroup, Inc. ...................... 23,946 1,154,437
Citizens Financial Group, Inc. ........... 419,854 16,542,248
Comerica, Inc. ...................... 969 79,361
Commercial Bank PSQC (The) ........... 171,546 360,880
Commercial International Bank Egypt SAE
(f)
.. 1,872,855 4,521,890
Credicorp Ltd.
(f)
..................... 13,853 1,924,238
CTBC Financial Holding Co. Ltd. ......... 2,711,000 2,666,591
DBS Group Holdings Ltd. .............. 384,300 9,323,361
Dubai Islamic Bank PJSC .............. 462,515 809,015
E.Sun Financial Holding Co. Ltd. ......... 1,776,959 2,029,506
Emirates NBD Bank PJSC .............. 122,129 504,533
Fifth Third Bancorp .................. 5,633 211,407
First Abu Dhabi Bank PJSC ............. 364,948 2,229,600
First Financial Holding Co. Ltd. ........... 1,321,906 1,241,432
First Republic Bank .................. 1,472 219,652
Grupo Financiero Banorte SAB de CV, Class O 1,919,619 12,652,280
Hana Financial Group, Inc. ............. 335,020 12,438,191
HDFC Bank Ltd., ADR ................ 19,013 1,049,708
Hong Leong Bank Bhd. ................ 62,200 298,516
Hong Leong Financial Group Bhd. ........ 18,200 81,103
Hua Nan Financial Holdings Co. Ltd. ....... 770,572 616,268
Huntington Bancshares, Inc. ............ 15,992 210,295
Industrial & Commercial Bank of China Ltd.,
Class A ........................ 115,100 82,565
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 19,337,000 11,656,473
Israel Discount Bank Ltd., Class A
(f)
........ 8,484 50,110
JPMorgan Chase & Co. ............... 26,312 3,140,600
Kasikornbank PCL, NVDR .............. 1,730,900 7,662,196
KBC Group NV ..................... 71,583 4,869,925
KeyCorp .......................... 7,432 143,512
Kotak Mahindra Bank Ltd. .............. 113,359 2,628,811
Kuwait Finance House KSCP ............ 518,835 1,665,450
M&T Bank Corp. .................... 132,560 22,089,798
Malayan Banking Bhd. ................ 2,659,600 5,531,488
Masraf Al Rayan QSC ................. 563,531 831,035
Moneta Money Bank A/S
(b)(d)(f)
............ 71,480 268,115
National Bank of Kuwait SAKP ........... 66,104 226,561
Nordea Bank Abp ................... 498,260 4,967,694
OTP Bank Nyrt.
(f)
.................... 292,563 8,726,991
PNC Financial Services Group, Inc. (The) ... 3,722 618,224
Postal Savings Bank of China Co. Ltd., Class
H
(b)(d)
.......................... 319,000 241,859
Powszechna Kasa Oszczednosci Bank Polski
SA
(f)
........................... 1,135,728 8,382,293
Public Bank Bhd. .................... 1,599,600 1,719,326
Qatar International Islamic Bank QSC ...... 93,964 296,248
Qatar Islamic Bank SAQ ............... 120,090 804,652
Qatar National Bank QPSC ............. 244,085 1,552,661
Security
Shares
Shares Value
Banks (continued)
Regions Financial Corp. ............... 8,633 $ 178,876
RHB Bank Bhd. ..................... 1,009,500 1,446,294
Sberbank of Russia PJSC, ADR
(c)
......... 219,387 2,194
Signature Bank ..................... 495 119,914
Standard Chartered plc ................ 1,960,734 13,404,208
SVB Financial Group
(f)
................ 486 236,993
Taishin Financial Holding Co. Ltd. ......... 1,490,422 974,902
TCS Group Holding plc, GDR
(c)(d)
......... 78,717 787
Truist Financial Corp. ................. 11,889 574,833
US Bancorp ....................... 12,757 619,480
Wells Fargo & Co. ................... 34,270 1,495,200
Zions Bancorp NA ................... 1,088 61,483
291,650,507
Beverages — 0.3%
Ambev SA ........................ 47,238 139,594
Arca Continental SAB de CV ............ 135,220 859,235
Brown-Forman Corp., Class B ........... 1,688 113,839
Budweiser Brewing Co. APAC Ltd.
(b)(d)
...... 145,000 360,789
Carlsberg A/S, Class B ................ 12,872 1,635,172
Coca-Cola Co. (The) ................. 34,959 2,258,701
Coca-Cola Femsa SAB de CV ........... 234,549 1,280,069
Constellation Brands, Inc., Class A ........ 1,560 383,900
Diageo plc ........................ 434,196 21,661,534
Fraser & Neave Holdings Bhd. ........... 800 4,226
Kweichow Moutai Co. Ltd., Class A ........ 61,000 16,744,263
Molson Coors Beverage Co., Class B ...... 1,782 96,477
Monster Beverage Corp.
(f)
.............. 3,087 264,494
PepsiCo, Inc. ...................... 12,456 2,138,820
Pernod Ricard SA ................... 1,496 308,751
48,249,864
Biotechnology — 0.3%
3SBio, Inc.
(b)(d)(f)
..................... 950,000 670,218
AbbVie, Inc. ....................... 181,823 26,706,162
Amgen, Inc. ....................... 23,196 5,409,075
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A .................. 33,944 824,569
Biocon Ltd.
(f)
....................... 221,368 1,061,804
Biogen, Inc.
(f)
....................... 1,316 272,991
Genmab A/S
(f)
...................... 304 106,899
Gilead Sciences, Inc. ................. 35,297 2,094,524
Incyte Corp.
(f)
...................... 5,052 378,698
Legend Biotech Corp., ADR
(f)
............ 14,678 589,322
Moderna, Inc.
(f)
..................... 3,058 411,026
Regeneron Pharmaceuticals, Inc.
(f)
........ 2,154 1,419,723
Shanghai RAAS Blood Products Co. Ltd., Class
A ............................ 106,700 86,398
Vertex Pharmaceuticals, Inc.
(f)
........... 3,159 863,102
40,894,511
Building Products — 0.0%
Allegion plc ........................ 638 72,885
AO Smith Corp. ..................... 1,886 110,199
Carrier Global Corp. .................. 8,599 329,084
Cie de Saint-Gobain .................. 63,441 3,701,033
Fortune Brands Home & Security, Inc. ...... 1,778 126,682
Johnson Controls International plc ........ 6,942 415,617
Kingspan Group plc .................. 3,411 317,520
Lennox International, Inc. .............. 3,394 723,567
Masco Corp. ....................... 3,069 161,706
Trane Technologies plc ................ 2,376 332,379
6,290,672
Capital Markets — 0.2%
Ameriprise Financial, Inc. .............. 1,138 302,128
Bank of New York Mellon Corp. (The) ...... 7,068 297,280

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Capital Markets (continued)
Cboe Global Markets, Inc. .............. 1,067 $ 120,550
Charles Schwab Corp. (The) ............ 13,328 884,046
CME Group, Inc. .................... 3,222 706,713
FactSet Research Systems, Inc. .......... 4,058 1,637,362
Franklin Resources, Inc. ............... 3,033 74,581
Goldman Sachs Group, Inc. (The) ........ 3,126 954,962
Intercontinental Exchange, Inc. .......... 199,278 23,078,385
Invesco Ltd. ....................... 4,259 78,280
MarketAxess Holdings, Inc. ............. 337 88,837
Moody's Corp. ...................... 1,487 470,606
Morgan Stanley ..................... 12,950 1,043,641
MSCI, Inc. ........................ 680 286,450
Nasdaq, Inc. ....................... 1,177 185,225
Northern Trust Corp. .................. 2,148 221,351
Raymond James Financial, Inc. .......... 1,489 145,118
S&P Global, Inc. .................... 8,407 3,165,236
State Street Corp. ................... 3,567 238,882
T. Rowe Price Group, Inc. .............. 2,352 289,390
34,269,023
Chemicals — 0.3%
Advanced Petrochemical Co. ............ 10,604 188,647
Air Liquide SA ...................... 50,672 8,766,681
Air Products & Chemicals, Inc. ........... 1,942 454,564
Albemarle Corp. .................... 50,101 9,660,976
Berger Paints India Ltd. ............... 18,207 170,712
Celanese Corp. ..................... 898 131,952
CF Industries Holdings, Inc. ............. 1,857 179,813
Corteva, Inc. ....................... 6,413 369,966
Covestro AG
(b)(d)
..................... 21,248 914,844
Dow, Inc. ......................... 7,255 482,458
DuPont de Nemours, Inc. .............. 4,789 315,739
Eastman Chemical Co. ................ 1,068 109,652
Ecolab, Inc. ....................... 2,167 366,960
Evonik Industries AG ................. 65,879 1,723,157
FMC Corp. ........................ 1,064 141,023
Formosa Chemicals & Fibre Corp. ........ 98,000 263,930
Formosa Plastics Corp. ................ 412,000 1,464,678
Givaudan SA (Registered) .............. 60 238,471
ICL Group Ltd. ...................... 21,151 229,368
International Flavors & Fragrances, Inc. ..... 2,105 255,336
Linde plc ......................... 11,900 3,732,287
Linde plc ......................... 4,520 1,410,059
LyondellBasell Industries NV, Class A ...... 2,684 284,585
Mesaieed Petrochemical Holding Co. ...... 70,782 49,884
Mosaic Co. (The) .................... 3,203 199,931
Novozymes A/S, Class B ............... 8,195 571,270
Petronas Chemicals Group Bhd. .......... 165,400 388,283
PPG Industries, Inc. .................. 1,954 250,092
Saudi Basic Industries Corp. ............ 75,004 2,598,263
Sherwin-Williams Co. (The) ............. 2,127 584,840
Sika AG (Registered) ................. 20,304 6,202,025
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ........................ 1,546,000 289,249
Sumitomo Chemical Co. Ltd. ............ 370,600 1,575,867
Taiwan Fertilizer Co. Ltd. ............... 120,000 302,051
Yanbu National Petrochemical Co. ........ 45,373 733,365
45,600,978
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 895 355,548
Copart, Inc.
(f)
....................... 2,236 254,121
Preston Holdings LLC
(c)
................ 24,388 4,658
Republic Services, Inc. ................ 9,973 1,339,075
Rollins, Inc. ........................ 2,571 86,231
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Waste Management, Inc. ............... 6,627 $ 1,089,744
3,129,377
Communications Equipment — 0.1%
Accton Technology Corp. .............. 1,159,300 9,042,391
Arista Networks, Inc.
(f)
................. 4,357 503,538
Cisco Systems, Inc. .................. 37,959 1,859,232
F5, Inc.
(f)
.......................... 635 106,305
Juniper Networks, Inc. ................ 4,221 133,046
Motorola Solutions, Inc. ............... 1,700 363,273
Telefonaktiebolaget LM Ericsson, Class B ... 65,012 518,615
Wistron NeWeb Corp. ................. 195,000 501,372
13,027,772
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(f)
............ 165,884 107,825
Quanta Services, Inc. ................. 1,542 178,841
286,666
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 1,995,000 10,840,901
China Resources Cement Holdings Ltd. ..... 312,000 258,878
Martin Marietta Materials, Inc. ........... 505 178,881
Vulcan Materials Co. ................. 1,129 194,515
11,473,175
Consumer Finance — 0.2%
American Express Co. ................ 5,433 949,199
Capital One Financial Corp. ............. 3,594 447,884
Discover Financial Services ............. 2,376 267,205
Kaspi.KZ JSC, GDR
(d)
................. 130,615 8,489,975
Synchrony Financial .................. 458,081 16,861,962
27,016,225
Containers & Packaging — 0.0%
Amcor plc ......................... 13,772 163,336
Avery Dennison Corp. ................. 681 122,989
Ball Corp. ......................... 2,778 225,462
International Paper Co. ................ 4,205 194,607
Packaging Corp. of America ............ 727 117,171
Sealed Air Corp. .................... 1,056 67,806
WestRock Co. ...................... 2,144 106,192
997,563
Distributors — 0.0%
Genuine Parts Co. ................... 15,554 2,022,798
LKQ Corp. ........................ 1,982 98,366
Pool Corp. ........................ 313 126,834
2,247,998
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(f)
........ 16,187 5,225,649
Groupe Bruxelles Lambert SA ........... 2,910 274,589
5,500,238
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 257,582 4,857,997
BCE, Inc. ......................... 69,403 3,689,896
Cellnex Telecom SA
(b)(d)
................ 901,270 42,008,470
China Tower Corp. Ltd., Class H
(b)(d)
....... 11,594,000 1,353,129
Chunghwa Telecom Co. Ltd. ............ 574,000 2,544,524
Hellenic Telecommunications Organization SA 625,949 12,042,044
HKT Trust & HKT Ltd.
(g)
................ 1,991,000 2,856,972
Koninklijke KPN NV .................. 3,651,092 12,598,430
LG Uplus Corp. ..................... 105,229 1,162,485
Liberty Global plc, Class A
(f)
............. 10,811 246,058
Lumen Technologies, Inc. .............. 10,677 107,411
Ooredoo QPSC ..................... 121,899 249,768

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Saudi Telecom Co. ................... 61,772 $ 1,899,523
Singapore Telecommunications Ltd. ....... 170,800 340,882
Telefonica Brasil SA .................. 7,805 82,866
Telefonica Deutschland Holding AG ....... 160,073 481,424
Telekom Malaysia Bhd. ................ 236,900 270,469
Telkom Indonesia Persero Tbk. PT ........ 1,176,700 374,998
Telkom Indonesia Persero Tbk. PT, ADR .... 17,030 541,895
TELUS Corp. ...................... 921,476 23,053,936
Verizon Communications, Inc. ........... 75,211 3,482,269
114,245,446
Electric Utilities — 1.0%
Alliant Energy Corp. .................. 2,050 120,561
American Electric Power Co., Inc. ......... 158,637 15,722,513
CK Infrastructure Holdings Ltd. ........... 78,500 527,788
CLP Holdings Ltd. ................... 575,500 5,615,946
Constellation Energy Corp.
(f)
............ 3,558 210,669
Duke Energy Corp. .................. 230,942 25,440,571
Edison International .................. 49,924 3,434,272
EDP - Energias de Portugal SA .......... 6,224,543 29,010,501
Electricite de France SA ............... 24,878 226,167
Enel SpA ......................... 1,150,068 7,478,770
Energisa SA ....................... 17,618 170,908
Entergy Corp. ...................... 98,973 11,762,941
Evergy, Inc. ........................ 4,793 325,205
Eversource Energy .................. 131,605 11,502,277
Exelon Corp. ....................... 122,937 5,750,993
FirstEnergy Corp. ................... 5,391 233,484
Hydro One Ltd.
(b)(d)
................... 27,011 730,232
Manila Electric Co. ................... 17,180 115,651
NextEra Energy, Inc. ................. 312,713 22,208,877
NRG Energy, Inc. .................... 1,838 65,984
Pinnacle West Capital Corp. ............ 1,214 86,437
Power Assets Holdings Ltd. ............. 267,500 1,801,628
PPL Corp. ........................ 6,619 187,384
Southern Co. (The) .................. 152,778 11,212,377
Tenaga Nasional Bhd. ................ 435,600 904,519
Terna - Rete Elettrica Nazionale .......... 597,439 4,872,761
Xcel Energy, Inc. .................... 150,231 11,005,923
170,725,339
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 9,876 1,246,944
Eaton Corp. plc ..................... 3,830 555,426
Emerson Electric Co. ................. 5,735 517,182
Generac Holdings, Inc.
(f)
............... 636 139,526
Legrand SA ....................... 12,584 1,115,121
Rockwell Automation, Inc. .............. 1,202 303,709
Schneider Electric SE ................. 142,728 20,477,056
24,354,964
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 5,064 362,076
CDW Corp. ........................ 1,429 233,184
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 1,085,900 703,276
Corning, Inc. ....................... 6,263 220,395
Delta Electronics, Inc. ................. 221,000 1,844,816
Hon Hai Precision Industry Co. Ltd. ........ 258,000 883,929
IPG Photonics Corp.
(f)
................. 165 15,589
Keysight Technologies, Inc.
(f)
............ 5,255 737,119
Largan Precision Co. Ltd. .............. 3,000 170,243
Samsung SDI Co. Ltd. ................ 13,602 6,479,376
Synnex Technology International Corp. ..... 398,000 1,035,873
TE Connectivity Ltd. .................. 106,027 13,230,049
Teledyne Technologies, Inc.
(f)
............ 518 223,543
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.
(f)
...................... 2,110 $ 140,737
WPG Holdings Ltd. .................. 547,000 1,003,491
Zebra Technologies Corp., Class A
(f)
....... 451 166,717
27,450,413
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 242,997 7,537,767
Halliburton Co. ..................... 9,000 320,580
Schlumberger NV ................... 12,878 502,371
8,360,718
Entertainment — 0.0%
Activision Blizzard, Inc. ................ 6,945 525,042
Electronic Arts, Inc. .................. 3,521 415,654
Konami Holdings Corp. ................ 1,500 92,240
Live Nation Entertainment, Inc.
(f)
.......... 1,180 123,758
NetEase, Inc. ...................... 20,600 394,599
Netflix, Inc.
(f)
....................... 3,915 745,259
Nintendo Co. Ltd. .................... 900 410,752
Take-Two Interactive Software, Inc.
(f)
....... 1,019 121,781
Walt Disney Co. (The)
(f)
................ 16,076 1,794,564
Warner Bros Discovery, Inc.
(f)
............ 19,717 357,863
4,981,512
Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities, Inc. ....... 109,710 19,984,774
American Tower Corp. ................ 84,981 20,482,121
Assura plc ........................ 33,776,114 27,988,899
AvalonBay Communities, Inc. ........... 1,334 303,458
Boston Properties, Inc. ................ 176,964 20,810,966
Camden Property Trust ................ 1,930 302,798
Community Healthcare Trust, Inc. ......... 191,717 7,059,020
Covivio .......................... 149,114 10,619,535
Cromwell European REIT
(d)
............. 5,253,720 12,747,547
Crown Castle International Corp. ......... 132,864 24,607,741
Digital Realty Trust, Inc. ............... 265,707 38,825,107
Duke Realty Corp. ................... 3,208 175,638
EPR Properties ..................... 320,649 16,840,485
Equinix, Inc. ....................... 54,498 39,188,422
Equity Residential ................... 5,264 429,016
ESR Kendall Square REIT Co. Ltd. ........ 3,809,824 22,234,084
Essex Property Trust, Inc. .............. 674 221,928
Extra Space Storage, Inc. .............. 4,657 884,830
Federal Realty Investment Trust .......... 896 104,886
Goodman Group .................... 894,257 14,883,920
Healthpeak Properties, Inc. ............. 6,210 203,750
Host Hotels & Resorts, Inc.
(f)
............ 5,381 109,503
Invitation Homes, Inc. ................. 57,171 2,276,549
Iron Mountain, Inc. ................... 3,118 167,530
Kimco Realty Corp. .................. 5,090 128,930
LondonMetric Property plc .............. 3,206,249 10,836,712
Medical Properties Trust, Inc. ............ 1,565,566 28,790,759
Mid-America Apartment Communities, Inc. ... 2,645 520,219
Outfront Media, Inc. .................. 987,770 25,286,912
Prologis, Inc. ....................... 224,095 35,920,188
Public Storage ...................... 9,776 3,631,784
Realty Income Corp. .................. 5,236 363,169
Regency Centers Corp. ............... 1,586 109,164
Rexford Industrial Realty, Inc. ........... 261,723 20,424,863
SBA Communications Corp. ............ 40,845 14,177,708
Secure Income REIT plc ............... 1,957,224 10,607,390
Simon Property Group, Inc. ............. 3,060 361,080
SL Green Realty Corp. ................ 196,454 13,598,546
Spirit Realty Capital, Inc. ............... 485,286 21,085,677
Sun Communities, Inc. ................ 133,635 23,462,297
Target Healthcare REIT plc ............. 10,045,996 14,021,404

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc. ......................... 449,891 $ 23,938,700
Ventas, Inc. ....................... 4,272 237,310
VICI Properties, Inc. .................. 633,773 18,892,773
Vornado Realty Trust ................. 2,392 92,594
Warehouses De Pauw CVA ............. 395,095 15,199,382
Welltower, Inc. ...................... 292,347 26,548,031
Weyerhaeuser Co. ................... 6,191 255,193
589,943,292
Food & Staples Retailing — 0.3%
Abdullah Al Othaim Markets Co. .......... 7,757 231,213
BGF retail Co. Ltd. ................... 2,727 390,072
BIM Birlesik Magazalar A/S ............. 122,180 686,418
Clicks Group Ltd. .................... 50,830 1,000,410
Costco Wholesale Corp. ............... 17,297 9,197,161
CP ALL PCL, NVDR .................. 939,500 1,771,368
J Sainsbury plc ..................... 61,164 178,462
Kroger Co. (The) .................... 6,769 365,255
President Chain Store Corp. ............ 98,000 906,758
Sendas Distribuidora SA ............... 2,881,722 8,929,698
Shoprite Holdings Ltd. ................ 82,685 1,194,305
Sysco Corp. ....................... 5,085 434,666
Walgreens Boots Alliance, Inc. ........... 7,371 312,531
Wal-Mart de Mexico SAB de CV .......... 6,654,604 23,586,970
Walmart, Inc.
(f)
...................... 42,877 6,559,752
X5 Retail Group NV, GDR
(c)(d)
............ 207,497 2,075
55,747,114
Food Products — 0.3%
Almarai Co. JSC .................... 42,824 590,217
Archer-Daniels-Midland Co. ............. 4,840 433,470
Campbell Soup Co. .................. 1,852 87,451
China Mengniu Dairy Co. Ltd.
(f)
........... 2,775,000 14,976,736
CJ CheilJedang Corp. ................. 2,241 704,729
Conagra Brands, Inc. ................. 3,695 129,066
Dali Foods Group Co. Ltd.
(b)(d)
........... 366,000 186,259
General Mills, Inc. ................... 5,043 356,691
Hershey Co. (The) ................... 3,304 745,944
Hormel Foods Corp. .................. 2,273 119,082
IOI Corp. Bhd. ...................... 158,700 170,238
JM Smucker Co. (The) ................ 1,704 233,329
Kellogg Co. ........................ 2,161 148,029
Kraft Heinz Co. (The) ................. 6,794 289,628
Kuala Lumpur Kepong Bhd. ............. 72,100 487,898
Lamb Weston Holdings, Inc. ............ 982 64,910
McCormick & Co., Inc. (Non-Voting) ....... 2,019 203,051
Mondelez International, Inc., Class A ....... 12,244 789,493
Nestle India Ltd. .................... 2,674 637,550
Nestle Malaysia Bhd. ................. 26,800 819,975
Nestle SA (Registered) ................ 114,101 14,729,765
Orion Corp. ........................ 3,281 244,547
PPB Group Bhd. .................... 71,900 283,735
Savola Group (The) .................. 11,683 110,447
Sime Darby Plantation Bhd. ............. 297,100 356,451
Tingyi Cayman Islands Holding Corp. ...... 916,000 1,671,848
Tyson Foods, Inc., Class A ............. 2,372 220,976
Uni-President China Holdings Ltd. ........ 414,000 362,789
Uni-President Enterprises Corp. .......... 185,000 428,020
Want Want China Holdings Ltd. .......... 2,028,000 1,830,609
42,412,933
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 66,944 7,591,450
Beijing Enterprises Holdings Ltd. ......... 157,500 532,452
China Resources Gas Group Ltd. ......... 220,000 826,626
ENN Energy Holdings Ltd. .............. 722,700 9,680,621
Security
Shares
Shares Value
Gas Utilities (continued)
Kunlun Energy Co. Ltd. ................ 11,004,000 $ 9,132,074
Petronas Gas Bhd. ................... 72,300 281,638
Tokyo Gas Co. Ltd. .................. 234,100 4,484,058
32,528,919
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories .................. 15,832 1,796,932
ABIOMED, Inc.
(f)
.................... 347 99,443
Align Technology, Inc.
(f)
................ 758 219,752
Baxter International, Inc. ............... 4,314 306,553
Becton Dickinson and Co. .............. 2,524 623,908
Boston Scientific Corp.
(f)
............... 12,567 529,196
Coloplast A/S, Class B ................ 456 61,436
Cooper Cos., Inc. (The) ............... 417 150,554
Dentsply Sirona, Inc. ................. 1,644 65,744
Dexcom, Inc.
(f)
...................... 838 342,390
Edwards Lifesciences Corp.
(f)
............ 5,506 582,425
Fisher & Paykel Healthcare Corp. Ltd. ...... 27,511 378,060
Hologic, Inc.
(f)
...................... 3,841 276,514
IDEXX Laboratories, Inc.
(f)
.............. 4,928 2,121,405
Intuitive Surgical, Inc.
(f)
................ 3,155 754,991
Masimo Corp.
(f)
..................... 712 80,435
Medtronic plc ...................... 209,771 21,891,702
ResMed, Inc. ...................... 1,214 242,764
STERIS plc ........................ 851 190,666
Straumann Holding AG (Registered) ....... 4,290 505,755
Stryker Corp. ...................... 3,044 734,395
Teleflex, Inc. ....................... 466 133,099
Zimmer Biomet Holdings, Inc. ........... 2,102 253,816
32,341,935
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. .............. 1,213 183,515
Anthem, Inc. ....................... 2,140 1,074,130
Bangkok Dusit Medical Services PCL, NVDR . 3,308,900 2,476,837
Bumrungrad Hospital PCL, NVDR ........ 220,500 1,027,403
Cardinal Health, Inc. .................. 3,314 192,378
Centene Corp.
(f)
..................... 5,146 414,510
Cigna Corp. ....................... 2,848 702,829
CVS Health Corp. ................... 26,632 2,560,134
DaVita, Inc.
(f)
....................... 447 48,441
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 11,863 629,655
Hapvida Participacoes e Investimentos SA
(b)(d)
5,423,115 9,718,707
HCA Healthcare, Inc. ................. 2,186 469,006
Henry Schein, Inc.
(f)
.................. 1,026 83,209
Humana, Inc. ...................... 1,134 504,131
IHH Healthcare Bhd. ................. 353,500 533,194
Laboratory Corp. of America Holdings
(f)
..... 840 201,835
McKesson Corp. .................... 1,481 458,532
Molina Healthcare, Inc.
(f)
............... 463 145,127
Mouwasat Medical Services Co. .......... 6,555 418,762
Quest Diagnostics, Inc. ................ 1,320 176,669
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 255,600 413,299
Sinopharm Group Co. Ltd., Class H ....... 426,000 980,303
UnitedHealth Group, Inc. ............... 51,936 26,412,053
Universal Health Services, Inc., Class B .... 790 96,799
49,921,458
Health Care Technology — 0.0%
Cerner Corp. ....................... 7,562 708,106
Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd. ................. 24,510 568,689
Booking Holdings, Inc.
(f)
............... 362 800,132
Caesars Entertainment, Inc.
(f)
............ 1,768 117,183

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
(f)
..................... 8,612 $ 148,988
Chipotle Mexican Grill, Inc.
(f)
............ 242 352,258
Darden Restaurants, Inc. .............. 1,063 140,029
Domino's Pizza, Inc. .................. 277 93,626
Expedia Group, Inc.
(f)
................. 1,282 224,029
Genting Malaysia Bhd. ................ 630,300 438,135
Hilton Worldwide Holdings, Inc.
(f)
......... 2,754 427,669
InterContinental Hotels Group plc
(f)
........ 56,793 3,625,650
Las Vegas Sands Corp.
(f)
............... 3,286 116,423
Marriott International, Inc., Class A
(f)
....... 2,694 478,239
McDonald's Corp. ................... 6,590 1,641,964
MGM Resorts International ............. 3,846 157,840
NEW Top YK
(c)(f)
..................... 12,874 —
Norwegian Cruise Line Holdings Ltd.
(f)
...... 5,438 108,923
OPAP SA ......................... 32,195 477,207
Penn National Gaming, Inc.
(f)
............ 1,641 60,011
Royal Caribbean Cruises Ltd.
(f)
........... 2,541 197,512
Sands China Ltd.
(f)
................... 2,544,800 5,609,186
Seera Group Holding
(f)
................ 253,421 1,471,856
Starbucks Corp. ..................... 10,145 757,223
Wynn Resorts Ltd.
(f)
.................. 1,149 80,982
Yum China Holdings, Inc. .............. 1,850 76,581
Yum China Holdings, Inc. .............. 217,801 9,104,082
Yum! Brands, Inc. ................... 2,478 289,951
27,564,368
Household Durables — 0.2%
DR Horton, Inc. ..................... 2,615 181,978
Garmin Ltd. ........................ 9,775 1,072,708
Haier Smart Home Co. Ltd., Class A ....... 2,127,308 8,205,504
Haier Smart Home Co. Ltd., Class H ....... 544,600 1,923,961
Lennar Corp., Class A ................. 2,822 215,855
Mohawk Industries, Inc.
(f)
............... 353 49,794
Newell Brands, Inc. .................. 2,870 66,440
NVR, Inc.
(f)
........................ 25 109,405
Persimmon plc ..................... 200,704 5,227,191
PulteGroup, Inc. .................... 2,216 92,540
Taylor Wimpey plc ................... 7,428,231 11,682,797
Whirlpool Corp. ..................... 476 86,404
28,914,577
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 1,954 190,632
Clorox Co. (The) .................... 1,054 151,217
Colgate-Palmolive Co. ................ 7,433 572,713
Kimberly-Clark Corp. ................. 2,878 399,553
Procter & Gamble Co. (The) ............ 21,141 3,394,187
Reckitt Benckiser Group plc ............. 312,045 24,335,017
29,043,319
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 6,667 136,140
China Yangtze Power Co. Ltd., Class A ..... 642,516 2,189,559
2,325,699
Industrial Conglomerates — 0.0%
3M Co. ........................... 5,356 772,442
CITIC Ltd. ......................... 101,000 104,486
General Electric Co. .................. 10,207 760,932
Industries Qatar QSC ................. 159,119 817,630
Roper Technologies, Inc. ............... 2,164 1,016,907
Siemens AG ....................... 25,834 3,176,419
Sime Darby Bhd. .................... 456,800 244,166
6,892,982
Security
Shares
Shares Value
Insurance — 0.9%
Aflac, Inc. ......................... 6,049 $ 346,487
AIA Group Ltd. ..................... 220,400 2,165,157
Allianz SE (Registered) ................ 25,983 5,862,651
Allstate Corp. (The) .................. 2,826 357,602
American Financial Group, Inc. .......... 13,467 1,864,910
American International Group, Inc. ........ 8,090 473,346
Aon plc, Class A .................... 2,042 588,076
Arthur J Gallagher & Co. ............... 2,130 358,884
Assurant, Inc. ...................... 94,653 17,215,488
Baloise Holding AG (Registered) ......... 9,445 1,642,872
Brown & Brown, Inc. .................. 2,362 146,397
Bupa Arabia for Cooperative Insurance Co. .. 7,872 347,492
China Pacific Insurance Group Co. Ltd., Class
H ............................ 27,800 61,632
Chubb Ltd. ........................ 4,017 829,310
Cincinnati Financial Corp. .............. 1,691 207,418
Direct Line Insurance Group plc .......... 1,187,990 3,770,535
Everest Re Group Ltd. ................ 482 132,410
Fubon Financial Holding Co. Ltd. ......... 39,000 97,926
Gjensidige Forsikring ASA .............. 163,382 3,493,011
Globe Life, Inc. ..................... 1,238 121,423
Hartford Financial Services Group, Inc. (The) . 3,644 254,825
HDFC Life Insurance Co. Ltd.
(b)(d)
......... 207,705 1,574,904
Japan Post Holdings Co. Ltd.
(f)
........... 731,200 5,127,071
Legal & General Group plc ............. 620,939 1,935,526
Lincoln National Corp. ................ 2,220 133,533
Loews Corp. ....................... 2,501 157,163
Marsh & McLennan Cos., Inc. ........... 4,735 765,650
MetLife, Inc. ....................... 6,876 451,616
New China Life Insurance Co. Ltd., Class H .. 184,600 467,721
People's Insurance Co. Group of China Ltd.
(The), Class H .................... 662,000 210,883
Phoenix Group Holdings plc ............ 716,478 5,426,891
Powszechny Zaklad Ubezpieczen SA ...... 62,195 430,000
Principal Financial Group, Inc. ........... 2,828 192,700
Progressive Corp. (The) ............... 5,568 597,780
Prudential Financial, Inc. ............... 3,744 406,261
Prudential plc ...................... 1,703,735 21,208,860
Qatar Insurance Co. SAQ
(f)
............. 72,642 48,693
Sampo OYJ, Class A ................. 59,401 2,884,362
Sanlam Ltd. ....................... 2,262,531 9,372,634
Seguridade Participacoes SA ............ 3,267,054 16,685,669
Swiss Life Holding AG (Registered) ........ 5,046 2,950,475
Swiss Re AG ....................... 30,926 2,536,144
Travelers Cos., Inc. (The) .............. 10,649 1,821,618
Tryg A/S .......................... 239,467 5,693,837
Willis Towers Watson plc ............... 1,283 275,665
WR Berkley Corp. ................... 2,455 163,233
Zurich Insurance Group AG ............. 61,751 28,113,373
149,970,114
Interactive Media & Services — 0.4%
Alphabet, Inc., Class A
(f)
............... 6,323 14,430,287
Alphabet, Inc., Class C
(f)
............... 4,630 10,645,898
Auto Trader Group plc
(b)(d)
.............. 402,285 3,174,898
Baidu, Inc., Class A
(f)
................. 77,450 1,234,841
Joyy, Inc., ADR ..................... 3,871 153,175
Match Group, Inc.
(f)
.................. 2,328 184,261
Meta Platforms, Inc., Class A
(f)
........... 20,365 4,082,572
REA Group Ltd. ..................... 6,967 624,159
Scout24 SE
(b)(d)
..................... 635 40,163
Tencent Holdings Ltd. ................. 271,500 12,794,407
Tencent Holdings Ltd., ADR ............. 201,303 9,475,332
Twitter, Inc.
(f)
....................... 7,056 345,885
57,185,878

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd.
(f)
............ 14,900 $ 181,746
Amazon.com, Inc.
(f)
.................. 4,011 9,969,862
eBay, Inc. ......................... 8,744 453,988
Etsy, Inc.
(f)
........................ 991 92,351
10,697,947
IT Services — 0.9%
Accenture plc, Class A ................ 5,704 1,713,254
Akamai Technologies, Inc.
(f)
............. 1,783 200,195
Amadeus IT Group SA
(f)
............... 105,838 6,632,118
Arabian Internet & Communications Services
Co.
(f)
.......................... 41,384 2,661,804
Automatic Data Processing, Inc. .......... 15,516 3,385,281
Broadridge Financial Solutions, Inc. ....... 1,277 184,054
CGI, Inc., Class A
(f)
................... 3,128 249,432
Cognizant Technology Solutions Corp., Class A 5,169 418,172
DXC Technology Co.
(f)
................ 2,504 71,865
EPAM Systems, Inc.
(f)
................. 484 128,255
Fidelity National Information Services, Inc. ... 213,557 21,174,177
Fiserv, Inc.
(f)
....................... 5,723 560,396
FleetCor Technologies, Inc.
(f)
............ 716 178,656
Gartner, Inc.
(f)
...................... 2,148 624,101
GDS Holdings Ltd., Class A
(f)
............ 3,886,660 15,611,567
Global Payments, Inc. ................ 2,876 393,955
Infosys Ltd. ........................ 289,493 5,867,211
Infosys Ltd., ADR .................... 483,249 9,602,158
International Business Machines Corp. ..... 8,262 1,092,319
Jack Henry & Associates, Inc. ........... 642 121,710
Mastercard, Inc., Class A ............... 7,724 2,806,747
NEXTDC Ltd.
(f)
..................... 1,280,362 9,940,535
Nomura Research Institute Ltd. .......... 5,500 155,520
NTT Data Corp. ..................... 6,600 121,690
Paychex, Inc. ...................... 123,549 15,657,365
PayPal Holdings, Inc.
(f)
................ 10,539 926,694
Samsung SDS Co. Ltd. ................ 2,375 276,773
SUNeVision Holdings Ltd. .............. 9,024,000 7,496,867
Tata Consultancy Services Ltd. .......... 55,435 2,554,908
Tech Mahindra Ltd. .................. 22,046 360,058
VeriSign, Inc.
(f)
...................... 3,657 653,469
Visa, Inc., Class A ................... 129,718 27,646,797
139,468,103
Leisure Products — 0.1%
Hasbro, Inc. ....................... 221,183 19,477,375
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 44,407 5,296,423
Bio-Rad Laboratories, Inc., Class A
(f)
....... 160 81,930
Bio-Techne Corp. .................... 306 116,185
Charles River Laboratories International, Inc.
(f)
383 92,498
Danaher Corp. ..................... 9,452 2,373,681
Illumina, Inc.
(f)
...................... 1,377 408,487
IQVIA Holdings, Inc.
(f)
................. 1,603 349,438
Lonza Group AG (Registered) ........... 11,089 6,538,455
Mettler-Toledo International, Inc.
(f)
......... 1,171 1,495,988
PerkinElmer, Inc. .................... 1,012 148,369
Pharmaron Beijing Co. Ltd., Class A ....... 8,200 153,811
QIAGEN NV
(f)
...................... 2,487 114,693
Thermo Fisher Scientific, Inc. ............ 4,000 2,211,680
Waters Corp.
(f)
...................... 516 156,358
West Pharmaceutical Services, Inc. ....... 609 191,872
WuXi AppTec Co. Ltd., Class A ........... 265,300 4,088,553
WuXi AppTec Co. Ltd., Class H
(b)(d)
........ 435,340 5,921,406
29,739,827
Security
Shares
Shares Value
Machinery — 0.3%
Alfa Laval AB ...................... 91,625 $ 2,550,499
Atlas Copco AB, Class A ............... 2,432 110,259
Caterpillar, Inc. ..................... 4,980 1,048,489
Cummins, Inc. ...................... 1,496 283,028
Deere & Co. ....................... 2,581 974,457
Dover Corp. ....................... 1,585 211,280
Epiroc AB, Class A ................... 71,950 1,458,647
Epiroc AB, Class B ................... 55,372 966,012
Fortive Corp. ....................... 3,969 228,217
GEA Group AG ..................... 9,938 386,851
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 2,098,294 8,660,986
Hiwin Technologies Corp. .............. 118,000 873,812
IDEX Corp. ........................ 929 176,343
Illinois Tool Works, Inc. ................ 2,746 541,264
Ingersoll Rand, Inc. .................. 4,533 199,271
Nordson Corp. ...................... 592 127,688
Otis Worldwide Corp. ................. 223,027 16,245,287
PACCAR, Inc. ...................... 3,620 300,641
Parker-Hannifin Corp. ................. 1,306 353,691
Pentair plc ........................ 2,214 112,360
Snap-on, Inc. ...................... 23,022 4,891,945
Stanley Black & Decker, Inc. ............ 1,437 172,656
Techtronic Industries Co. Ltd. ............ 15,500 206,896
Volvo AB, Class B ................... 232,361 3,706,957
Westinghouse Air Brake Technologies Corp. .. 2,159 194,116
Xylem, Inc. ........................ 2,170 174,685
45,156,337
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 2,002 560,052
MISC Bhd. ........................ 137,700 246,355
Projector SA
(c)(h)
..................... 24,388 —
SITC International Holdings Co. Ltd. ....... 114,000 378,990
1,185,397
Media — 0.2%
Charter Communications, Inc., Class A
(f)
.... 3,520 1,508,285
Cheil Worldwide, Inc. ................. 9,951 198,670
Comcast Corp., Class A ............... 576,041 22,903,390
DISH Network Corp., Class A
(f)
........... 2,539 72,387
Fox Corp., Class A ................... 2,354 84,367
Fox Corp., Class B ................... 1,673 55,611
Interpublic Group of Cos., Inc. (The) ....... 3,704 120,824
News Corp., Class A .................. 4,257 84,544
News Corp., Class B ................. 459 9,139
Omnicom Group, Inc. ................. 2,285 173,957
Paramount Global, Class B ............. 5,797 168,808
Sirius XM Holdings, Inc. ............... 928,509 5,571,054
Telenet Group Holding NV .............. 7,142 212,849
31,163,885
Metals & Mining — 0.3%
Agnico Eagle Mines Ltd. ............... 35,451 2,063,617
Alrosa PJSC
(c)
...................... 607,124 85
Anglo American Platinum Ltd. ........... 647 71,887
Barrick Gold Corp. ................... 16,994 378,997
China Molybdenum Co. Ltd., Class H ...... 19,320,000 9,607,809
Cia de Minas Buenaventura SAA, ADR
(f)
.... 17,928 169,240
Franco-Nevada Corp. ................. 18,246 2,759,376
Freeport-McMoRan, Inc. ............... 12,947 525,001
Gold Fields Ltd. ..................... 362,922 4,917,439
Gold Fields Ltd., ADR ................. 356,290 4,784,974
Hochschild Mining plc ................. 107,064 157,274
Korea Zinc Co. Ltd. .................. 16,057 7,330,633
Newmont Corp. ..................... 7,314 532,825

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Metals & Mining (continued)
Novolipetsk Steel PJSC
(c)
.............. 14 $ —
Nucor Corp. ....................... 2,720 421,002
POSCO Holdings, Inc. ................ 11,743 2,681,241
POSCO Holdings, Inc., ADR ............ 14,291 810,443
Shandong Gold Mining Co. Ltd., Class A .... 413,044 1,193,171
Southern Copper Corp. ................ 3,754 233,762
Wheaton Precious Metals Corp. .......... 82,472 3,696,523
Zijin Mining Group Co. Ltd., Class A ....... 1,552,900 2,555,114
Zijin Mining Group Co. Ltd., Class H ....... 5,448,000 7,932,881
52,823,294
Multiline Retail — 0.0%
Dollar General Corp. ................. 2,044 485,511
Dollar Tree, Inc.
(f)
.................... 1,868 303,457
Fix Price Group Ltd., GDR
(c)(d)
........... 1,377,673 13,777
Target Corp. ....................... 4,226 966,275
1,769,020
Multi-Utilities — 0.5%
Ameren Corp. ...................... 99,867 9,277,644
Canadian Utilities Ltd., Class A ........... 8,920 268,159
CenterPoint Energy, Inc. ............... 368,583 11,282,326
CMS Energy Corp. ................... 131,055 9,002,168
Consolidated Edison, Inc. .............. 5,176 480,022
Dominion Energy, Inc. ................. 126,643 10,339,135
DTE Energy Co. .................... 62,786 8,227,477
Engie SA ......................... 190,857 2,252,204
National Grid plc .................... 237,491 3,528,399
NiSource, Inc. ...................... 162,704 4,737,941
Public Service Enterprise Group, Inc. ...... 222,253 15,482,144
Qatar Electricity & Water Co. QSC ........ 31,180 145,274
Sempra Energy ..................... 55,351 8,931,437
WEC Energy Group, Inc. ............... 42,527 4,254,826
88,209,156
Oil, Gas & Consumable Fuels — 1.0%
APA Corp. ........................ 3,291 134,701
Canadian Natural Resources Ltd. ......... 15,020 929,623
Cheniere Energy, Inc. ................. 68,584 9,314,393
Chesapeake Energy Corp. ............. 92,786 7,610,308
Chevron Corp. ...................... 17,223 2,698,327
China Petroleum & Chemical Corp., Class H . 19,408,000 9,499,676
ConocoPhillips ..................... 11,815 1,128,569
Coterra Energy, Inc. .................. 7,150 205,849
Devon Energy Corp. .................. 5,409 314,642
Diamondback Energy, Inc. .............. 1,375 173,566
Ecopetrol SA, ADR ................... 410,815 6,667,527
Enbridge, Inc. ...................... 468,120 20,427,982
Energy Transfer LP .................. 196,670 2,179,104
Enterprise Products Partners LP .......... 86,720 2,246,915
EOG Resources, Inc. ................. 55,668 6,499,796
Equinor ASA ....................... 44,136 1,491,778
Equitrans Midstream Corp. ............. 48,724 382,971
Exxon Mobil Corp. ................... 114,522 9,763,000
Formosa Petrochemical Corp. ........... 242,000 746,396
Gibson Energy, Inc. .................. 32,273 614,485
Hess Corp. ........................ 2,486 256,232
Inpex Corp. ........................ 19,700 234,394
Kinder Morgan, Inc. .................. 174,930 3,174,979
LUKOIL PJSC
(c)
..................... 23,639 3
LUKOIL PJSC, ADR
(c)
................. 393,475 3,935
Lundin Energy AB ................... 26,171 1,082,062
Magellan Midstream Partners LP ......... 37,543 1,818,958
Marathon Oil Corp. ................... 6,165 153,632
Marathon Petroleum Corp. ............. 5,106 445,550
MOL Hungarian Oil & Gas plc ........... 876,607 7,432,858
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Novatek PJSC, GDR
(c)(d)
............... 69 $ 1
Occidental Petroleum Corp. ............. 7,833 431,520
ONEOK, Inc. ....................... 9,263 586,626
Pembina Pipeline Corp. ............... 34,741 1,314,568
PetroChina Co. Ltd., Class A ............ 994,000 798,708
PetroChina Co. Ltd., Class H ............ 1,972,000 936,096
Petroleo Brasileiro SA ................. 5,614 38,210
Petroleo Brasileiro SA, ADR ............ 427,231 5,797,525
Petronas Dagangan Bhd. .............. 4,000 19,975
Petronet LNG Ltd. ................... 3,967,248 10,515,816
Phillips 66 ......................... 4,042 350,684
Pioneer Natural Resources Co. .......... 1,969 457,733
Plains All American Pipeline LP .......... 190,715 1,975,807
PTT Exploration & Production PCL, NVDR ... 131,000 573,179
Qatar Fuel QSC ..................... 37,378 187,452
Qatar Gas Transport Co. Ltd. ............ 497,810 465,803
Saudi Arabian Oil Co.
(b)(d)
............... 125,864 1,504,048
Targa Resources Corp. ................ 141,161 10,362,629
TC Energy Corp. .................... 5,246 277,513
TotalEnergies SE .................... 154,225 7,572,906
Valero Energy Corp. .................. 3,670 409,132
Williams Cos., Inc. (The) ............... 559,845 19,197,085
Woodside Petroleum Ltd. .............. 8,230 179,053
161,584,280
Personal Products — 0.1%
Dabur India Ltd. ..................... 123,350 892,979
Estee Lauder Cos., Inc. (The), Class A ..... 64,067 16,917,532
Godrej Consumer Products Ltd.
(f)
......... 67,389 683,386
Hengan International Group Co. Ltd. ....... 165,000 779,761
Hindustan Unilever Ltd. ................ 53,149 1,544,175
L'Oreal SA ........................ 9,331 3,394,711
24,212,544
Pharmaceuticals — 1.0%
Alkem Laboratories Ltd. ............... 11,355 481,492
Astellas Pharma, Inc. ................. 9,700 147,689
AstraZeneca plc .................... 243,284 32,464,118
Bayer AG (Registered) ................ 2,791 183,846
Bristol-Myers Squibb Co. ............... 26,939 2,027,699
Catalent, Inc.
(f)
...................... 1,416 128,233
China Medical System Holdings Ltd. ....... 165,000 236,238
Chugai Pharmaceutical Co. Ltd. .......... 2,600 77,909
Cipla Ltd. ......................... 81,816 1,044,226
CSPC Pharmaceutical Group Ltd. ......... 1,126,000 1,151,162
Daiichi Sankyo Co. Ltd. ................ 10,300 259,343
Dr. Reddy's Laboratories Ltd. ............ 7,757 417,769
Eli Lilly & Co. ...................... 10,407 3,040,197
Hypera SA
(f)
....................... 24,827 189,117
Johnson & Johnson .................. 83,351 15,041,521
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A ..................... 244,700 408,235
Kalbe Farma Tbk. PT ................. 900,500 101,871
Merck & Co., Inc. .................... 131,425 11,656,083
Merck KGaA ....................... 3,289 610,200
Novartis AG (Registered) .............. 9,608 849,052
Novo Nordisk A/S, Class B ............. 306,322 34,990,025
Organon & Co. ..................... 1,970 63,690
Pfizer, Inc. ........................ 143,693 7,051,016
Richter Gedeon Nyrt. ................. 9,021 179,988
Roche Holding AG ................... 19,163 7,105,910
Sanofi ........................... 341,707 36,116,698
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A ........................ 166,500 572,469
Shionogi & Co. Ltd. .................. 1,100 61,189
Sun Pharmaceutical Industries Ltd. ........ 52,226 631,307

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Pharmaceuticals (continued)
Viatris, Inc. ........................ 9,362 $ 96,709
Zoetis, Inc. ........................ 19,354 3,430,497
160,815,498
Professional Services — 0.2%
51job, Inc., ADR
(f)
.................... 7,279 442,927
Booz Allen Hamilton Holding Corp. ........ 3,699 301,949
Equifax, Inc. ....................... 1,118 227,535
Nielsen Holdings plc .................. 4,345 116,490
NMG, Inc.
(f)
........................ 3,714 698,232
RELX plc ......................... 1,026,940 30,608,224
Robert Half International, Inc. ............ 1,012 99,490
Teleperformance .................... 8,959 3,215,484
Thomson Reuters Corp. ............... 552 55,189
Verisk Analytics, Inc. .................. 2,661 542,977
Wolters Kluwer NV ................... 6,116 617,611
36,926,108
Real Estate Management & Development — 0.6%
Agile Group Holdings Ltd. .............. 232,000 111,102
Aroundtown SA ..................... 2,464,938 12,395,021
Barwa Real Estate Co. ................ 234,595 217,230
CBRE Group, Inc., Class A
(f)
............ 2,862 237,661
Emaar Properties PJSC ............... 3,403,867 5,871,167
ESR Cayman Ltd.
(b)(d)(f)
................ 4,856,000 14,740,914
Hang Lung Properties Ltd. .............. 3,155,000 6,034,162
Hulic Co. Ltd. ...................... 2,061,900 17,409,444
LEG Immobilien SE .................. 18,012 1,846,780
Logan Group Co. Ltd. ................. 213,000 66,270
Longfor Group Holdings Ltd. ............ 2,377,000 11,772,299
VGP NV .......................... 29,419 7,651,785
Vonovia SE ........................ 683,804 27,243,430
Youngor Group Co. Ltd., Class A ......... 57,200 58,550
105,655,815
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 150,665 11,022,081
CSX Corp. ........................ 415,665 14,273,936
Daqin Railway Co. Ltd., Class A .......... 1,026,408 1,026,187
DiDi Global, Inc., ADR
(f)
................ 20,880 39,255
JB Hunt Transport Services, Inc. ......... 925 158,036
Norfolk Southern Corp. ................ 3,787 976,592
Old Dominion Freight Line, Inc. .......... 1,236 346,228
Seibu Holdings, Inc.
(f)
................. 519,600 5,162,259
Union Pacific Corp. .................. 51,048 11,960,036
44,964,610
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.
(f)
.......... 62,400 5,336,448
Advantest Corp. ..................... 4,900 334,416
Analog Devices, Inc. .................. 4,836 746,582
Applied Materials, Inc. ................ 7,877 869,227
ASML Holding NV ................... 8,257 4,686,166
Broadcom, Inc. ..................... 3,699 2,050,689
Enphase Energy, Inc.
(f)
................ 1,185 191,259
Intel Corp. ........................ 60,733 2,647,351
KLA Corp. ......................... 1,307 417,273
Lam Research Corp. ................. 1,235 575,214
MediaTek, Inc. ...................... 380,000 10,475,839
Microchip Technology, Inc. .............. 5,540 361,208
Micron Technology, Inc. ................ 9,876 673,444
Monolithic Power Systems, Inc. .......... 1,241 486,770
Nanya Technology Corp. ............... 134,000 293,222
NVIDIA Corp. ...................... 42,625 7,905,659
NXP Semiconductors NV .............. 2,604 445,024
Qorvo, Inc.
(f)
....................... 1,101 125,272
QUALCOMM, Inc. ................... 17,049 2,381,575
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Radiant Opto-Electronics Corp. .......... 109,000 $ 375,819
Realtek Semiconductor Corp. ........... 166,000 2,252,540
Silergy Corp. ....................... 1,000 89,032
Skyworks Solutions, Inc. ............... 1,675 189,777
SolarEdge Technologies, Inc.
(f)
........... 475 118,945
Taiwan Semiconductor Manufacturing Co. Ltd. 4,570,000 82,637,753
Teradyne, Inc. ...................... 1,458 153,761
Texas Instruments, Inc. ................ 113,277 19,285,409
Tokyo Electron Ltd. .................. 9,000 3,797,520
United Microelectronics Corp. ........... 395,000 627,493
United Microelectronics Corp., ADR ....... 9,638 76,718
Vanguard International Semiconductor Corp. . 333,000 1,171,673
Xinyi Solar Holdings Ltd. ............... 52,000 77,294
151,856,372
Software — 0.6%
Adobe, Inc.
(f)
....................... 8,000 3,167,600
ANSYS, Inc.
(f)
...................... 878 242,056
Autodesk, Inc.
(f)
..................... 1,989 376,478
Cadence Design Systems, Inc.
(f)
.......... 15,768 2,378,603
Ceridian HCM Holding, Inc.
(f)
............ 1,467 82,343
Check Point Software Technologies Ltd.
(f)
.... 19,768 2,496,501
Citrix Systems, Inc. .................. 1,252 125,325
Constellation Software, Inc. ............. 483 760,179
Fair Isaac Corp.
(f)
.................... 275 102,715
Fortinet, Inc.
(f)
...................... 3,735 1,079,452
Intuit, Inc. ......................... 44,633 18,690,069
Microsoft Corp. ..................... 238,368 66,151,887
Nemetschek SE ..................... 2,109 167,358
NortonLifeLock, Inc. .................. 5,755 144,105
Oracle Corp. ....................... 14,423 1,058,648
Palo Alto Networks, Inc.
(f)
.............. 1,361 763,902
Paycom Software, Inc.
(f)
............... 467 131,447
PTC, Inc.
(f)
........................ 1,032 117,865
Salesforce, Inc.
(f)
.................... 8,834 1,554,254
SAP SE .......................... 5,611 568,653
ServiceNow, Inc.
(f)
................... 6,004 2,870,512
Synopsys, Inc.
(f)
..................... 1,423 408,102
Trend Micro, Inc. .................... 6,700 373,571
Tyler Technologies, Inc.
(f)
............... 369 145,648
WiseTech Global Ltd. ................. 13,944 432,303
Workday, Inc., Class A
(f)
............... 2,679 553,749
104,943,325
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 1,036,873 1,163,165
Advance Auto Parts, Inc. ............... 467 93,227
AutoZone, Inc.
(f)
..................... 824 1,611,307
Bath & Body Works, Inc. ............... 2,126 112,444
Best Buy Co., Inc. ................... 1,871 168,259
CarMax, Inc.
(f)
...................... 1,547 132,702
China Yongda Automobiles Services Holdings
Ltd. ........................... 378,500 350,974
Home Depot, Inc. (The) ............... 38,113 11,449,145
Home Product Center PCL, NVDR ........ 3,821,800 1,661,583
Jarir Marketing Co. ................... 9,423 481,192
JUMBO SA ........................ 17,423 282,390
Lowe's Cos., Inc. .................... 13,224 2,614,781
O'Reilly Automotive, Inc.
(f)
.............. 1,550 940,152
Ross Stores, Inc. .................... 2,936 292,925
Suning.com Co. Ltd., Class A ............ 658,700 318,994
TJX Cos., Inc. (The) .................. 10,520 644,666
Topsports International Holdings Ltd.
(b)(d)
.... 7,196,000 5,503,866
Tractor Supply Co. ................... 972 195,809
Ulta Beauty, Inc.
(f)
.................... 7,334 2,910,131

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Specialty Retail (continued)
Zhongsheng Group Holdings Ltd. ......... 83,500 $ 551,753
31,479,465
Technology Hardware, Storage & Peripherals — 0.3%
Advantech Co. Ltd. .................. 78,295 973,258
Apple, Inc. ........................ 196,825 31,029,461
Asustek Computer, Inc. ................ 25,000 300,708
Canon, Inc. ........................ 2,500 57,523
Catcher Technology Co. Ltd. ............ 114,000 557,836
Chicony Electronics Co. Ltd. ............ 223,000 620,302
Compal Electronics, Inc. ............... 1,482,000 1,112,064
Hewlett Packard Enterprise Co. .......... 10,668 164,394
HP, Inc. .......................... 9,106 333,553
Inventec Corp. ...................... 417,000 356,240
Lenovo Group Ltd. ................... 1,692,000 1,642,937
Lite-On Technology Corp. .............. 630,000 1,380,333
Logitech International SA (Registered) ...... 118,571 7,716,437
Micro-Star International Co. Ltd. .......... 76,000 306,894
NetApp, Inc. ....................... 1,755 128,554
Pegatron Corp. ..................... 549,000 1,300,652
Quanta Computer, Inc. ................ 261,000 735,109
Samsung Electronics Co. Ltd. ........... 44,808 2,387,979
Seagate Technology Holdings plc ......... 1,700 139,468
Western Digital Corp.
(f)
................ 2,600 137,982
Wistron Corp. ...................... 395,000 380,546
51,762,230
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............. 25,600 294,208
Eclat Textile Co. Ltd. .................. 35,000 574,298
EssilorLuxottica SA .................. 101,132 17,217,502
Feng TAY Enterprise Co. Ltd. ............ 34,000 218,896
Kering SA ......................... 24,702 13,143,252
Li Ning Co. Ltd. ..................... 63,000 491,033
LVMH Moet Hennessy Louis Vuitton SE ..... 22,214 14,375,464
Makalot Industrial Co. Ltd. .............. 11,000 67,667
NIKE, Inc., Class B .................. 11,256 1,403,623
PVH Corp. ........................ 413 30,058
Ralph Lauren Corp. .................. 264 27,546
Tapestry, Inc. ....................... 1,876 61,758
Under Armour, Inc., Class A
(f)
............ 1,270 19,507
Under Armour, Inc., Class C
(f)
............ 2,090 29,657
VF Corp. ......................... 3,549 184,548
48,139,017
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 297,524 8,584,146
Tobacco — 0.3%
Altria Group, Inc. .................... 16,989 944,079
British American Tobacco plc ............ 31,721 1,329,501
Eastern Co. SAE .................... 82,901 48,247
ITC Ltd. .......................... 766,658 2,583,957
Japan Tobacco, Inc. .................. 222,200 3,780,021
KT&G Corp. ....................... 28,565 1,875,831
Philip Morris International, Inc. ........... 280,400 28,040,000
Swedish Match AB ................... 377,714 3,008,409
41,610,045
Trading Companies & Distributors — 0.2%
Azelis Group NV
(f)
................... 34,413 847,537
BOC Aviation Ltd.
(b)(d)
................. 970,700 7,614,532
Fastenal Co. ....................... 5,925 327,712
Ferguson plc ....................... 136,898 17,173,743
Mitsubishi Corp. ..................... 30,000 1,007,266
United Rentals, Inc.
(f)
................. 749 237,073
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 3,413 $ 1,706,602
28,914,465
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(d)(f)
................... 168,064 23,849,881
Atlantia SpA
(f)
...................... 1,068,844 25,497,848
Atlas Arteria Ltd.
(g)
................... 1,038,569 5,045,444
Auckland International Airport Ltd.
(f)
........ 994,857 4,997,173
Flughafen Zurich AG (Registered)
(f)
........ 9,873 1,669,512
Fraport AG Frankfurt Airport Services
Worldwide
(f)
..................... 206,490 11,034,688
Getlink SE ........................ 177,823 3,254,003
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
....................... 871,519 13,426,513
Hamburger Hafen und Logistik AG ........ 169,614 2,760,221
Japan Airport Terminal Co. Ltd.
(f)
.......... 113,400 4,698,901
Jiangsu Expressway Co. Ltd., Class H ..... 11,970,000 11,826,087
Malaysia Airports Holdings Bhd. .......... 110,700 174,435
Shenzhen International Holdings Ltd. ...... 219,500 235,082
Transurban Group
(g)
.................. 3,535,022 35,497,326
Westports Holdings Bhd. ............... 127,100 115,028
Zhejiang Expressway Co. Ltd., Class H ..... 162,000 133,985
144,216,127
Water Utilities — 0.0%
AlKhorayef Water & Power Technologies Co.
(f)
7,538 231,212
American Water Works Co., Inc. .......... 13,584 2,093,023
Beijing Enterprises Water Group Ltd. ....... 1,008,000 326,075
Guangdong Investment Ltd. ............. 494,000 632,489
Severn Trent plc .................... 119,115 4,681,403
7,964,202
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ........ 404,100 2,526,478
Axiata Group Bhd. ................... 244,600 197,208
Bharti Airtel Ltd. ..................... 24,759 237,620
China United Network Communications Ltd.,
Class A ........................ 850,500 449,134
DiGi.Com Bhd. ..................... 230,700 201,720
Etihad Etisalat Co. ................... 105,057 1,211,399
Far EasTone Telecommunications Co. Ltd. ... 262,000 736,154
Global Telecom Holding SAE
(c)(f)
.......... 201,938 53,515
Intouch Holdings PCL, NVDR ........... 758,100 1,543,225
KDDI Corp. ........................ 362,200 11,994,144
Maxis Bhd. ........................ 177,700 154,475
Mobile Telecommunications Co. KSCP ..... 222,873 495,563
Mobile Telecommunications Co. Saudi Arabia
(f)
308,717 1,138,726
Mobile TeleSystems PJSC
(c)
............ 26,804 4
SK Telecom Co. Ltd. .................. 45,003 2,030,004
SK Telecom Co. Ltd., ADR .............. 16,183 404,899
Taiwan Mobile Co. Ltd. ................ 235,000 863,363
Tele2 AB, Class B ................... 583,094 7,728,497
T-Mobile US, Inc.
(f)
................... 5,213 641,929
Turkcell Iletisim Hizmetleri A/S ........... 191,338 278,858
Turkcell Iletisim Hizmetleri A/S, ADR ....... 20,557 71,744
Vodacom Group Ltd. ................. 106,183 1,021,858
33,980,517
Total Common Stocks — 22.3%
(Cost: $3,266,129,998) ............................ 3,642,809,788

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 1,047 $ 1,041,765
7.50%, 03/15/25 .................. 2,566 2,489,020
7.13%, 06/15/26 .................. 8,833 8,126,360
7.88%, 04/15/27 .................. 2,045 1,905,061
6.00%, 02/15/28 .................. 3,264 2,823,360
7.45%, 05/01/34 .................. 362 343,900
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,497 2,203,602
Howmet Aerospace, Inc., 5.13%, 10/01/24 .. 306 311,355
L3Harris Technologies, Inc.
3.83%, 04/27/25 .................. 355 354,854
4.40%, 06/15/28 .................. 3,360 3,359,940
2.90%, 12/15/29 .................. 735 669,702
1.80%, 01/15/31 .................. 3,565 2,924,184
4.85%, 04/27/35 .................. 500 509,346
5.05%, 04/27/45 .................. 120 123,193
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 5,361 5,167,093
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 .................. 1,090 1,079,100
7.50%, 04/15/25 .................. 372 376,650
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 16,280 16,944,550
6.25%, 03/15/26
(b)
................. 35,107 34,931,465
6.38%, 06/15/26 .................. 1,190 1,175,065
7.50%, 03/15/27 .................. 2,071 2,086,533
4.63%, 01/15/29 .................. 3,089 2,687,986
4.88%, 05/01/29 .................. 2,289 2,005,736
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 8,259 8,546,578
102,186,398
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 .................. 781 725,091
4.55%, 04/01/46 .................. 795 734,696
1,459,787
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
.......... 2,479 2,292,269
Air France-KLM, 3.88%, 07/01/26
(d)
....... EUR 900 845,123
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. USD 10,160 11,684,000
5.50%, 04/20/26 .................. 7,654 7,586,794
5.75%, 04/20/29 .................. 13,354 12,867,985
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 10,039 9,543,514
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
..... 3,731 3,687,203
Deutsche Lufthansa AG
(d)
2.00%, 07/14/24 .................. EUR 1,000 1,015,389
2.88%, 05/16/27 .................. 600 560,178
3.75%, 02/11/28 .................. 500 477,434
3.50%, 07/14/29 .................. 1,200 1,100,039
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 2,941 2,867,901
International Consolidated Airlines Group SA
(d)
0.63%, 11/17/22
(i)
................. EUR 600 623,621
2.75%, 03/25/25 .................. 800 789,048
1.13%, 05/18/28
(i)
................. 1,200 1,073,720
3.75%, 03/25/29 .................. 600 544,525
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 5,705,768
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 632,245
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 378 364,947
Series 2020-1, Class A, 5.88%, 10/15/27 . 8,153 8,322,040
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 3,948 3,811,794
Security
Par (000)
Par (000) Value
Airlines (continued)
4.63%, 04/15/29 .................. USD 8,451 $ 7,753,793
84,149,330
Auto Components — 0.4%
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 .................. 5,581 5,509,731
3.75%, 01/30/31 .................. 2,967 2,566,455
Aptiv plc
3.25%, 03/01/32 .................. 785 692,495
3.10%, 12/01/51 .................. 715 491,020
Clarios Global LP
6.75%, 05/15/25
(b)
................. 4,587 4,678,740
4.38%, 05/15/26
(d)
................. EUR 1,500 1,512,244
6.25%, 05/15/26
(b)
................. USD 8,698 8,784,980
8.50%, 05/15/27
(b)
................. 20,318 20,305,403
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
..................... EUR 650 567,431
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 2,378 2,326,255
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 845 692,900
Faurecia SE
(d)
2.75%, 02/15/27 .................. EUR 999 921,663
3.75%, 06/15/28 .................. 590 553,680
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 1,499 1,336,658
5.25%, 07/15/31 .................. 1,132 976,350
5.63%, 04/30/33 .................. 3,352 2,887,145
Grupo Antolin-Irausa SA
(d)
3.38%, 04/30/26 .................. EUR 273 241,921
3.50%, 04/30/28 .................. 977 789,660
Icahn Enterprises LP
4.75%, 09/15/24 .................. USD 916 893,100
6.25%, 05/15/26 .................. 2,462 2,440,876
5.25%, 05/15/27 .................. 4,023 3,758,166
4.38%, 02/01/29 .................. 4,481 3,865,893
IHO Verwaltungs GmbH
(j)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(d)
................... EUR 906 866,587
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 185,368
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... 486 416,745
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 429 433,415
ZF Europe Finance BV
(d)
2.00%, 02/23/26 .................. EUR 1,200 1,134,358
2.50%, 10/23/27 .................. 500 452,969
ZF Finance GmbH
(d)
3.00%, 09/21/25 .................. 200 199,908
2.00%, 05/06/27 .................. 700 631,388
2.75%, 05/25/27 .................. 400 370,396
71,483,900
Automobiles — 0.2%
Ford Motor Co.
4.35%, 12/08/26 .................. USD 1,169 1,122,240
3.25%, 02/12/32 .................. 6,809 5,533,674
4.75%, 01/15/43 .................. 1,044 840,420
5.29%, 12/08/46 .................. 704 605,440
General Motors Co.
4.00%, 04/01/25 .................. 600 598,806
6.25%, 10/02/43 .................. 745 769,981
5.20%, 04/01/45 .................. 910 828,467
5.95%, 04/01/49 .................. 695 695,250
Hyundai Capital America
(b)
1.25%, 09/18/23 .................. 480 465,661
0.80%, 01/08/24 .................. 3,620 3,448,928
1.00%, 09/17/24 .................. 1,865 1,735,739

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Automobiles (continued)
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................. USD 400 $ 400,754
6.88%, 11/15/26
(d)
................. EUR 400 412,068
5.88%, 01/15/28
(b)
................. USD 200 175,500
4.50%, 07/15/28
(d)
................. EUR 848 746,445
Mclaren Finance plc, 7.50%, 08/01/26
(b)
.... USD 375 359,754
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
..................... 575 499,689
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 .................. 4,540 4,495,124
4.35%, 09/17/27 .................. 1,595 1,519,581
4.81%, 09/17/30 .................. 340 318,600
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(d)
.......... EUR 2,200 2,132,313
Renault SA
(d)
1.25%, 06/24/25 .................. 100 95,819
2.38%, 05/25/26 .................. 500 477,734
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... USD 1,283 1,084,276
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. 2,339 2,137,261
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 .................. 1,880 1,861,379
1.25%, 11/24/25 .................. 305 277,815
3.20%, 09/26/26 .................. 305 294,309
Volvo Car AB, 2.50%, 10/07/27
(d)
........ EUR 728 740,164
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,788,485
36,461,676
Banks — 3.7%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(d)(k)
........... EUR 3,000 3,038,256
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(d)(k)
..................... 4,285 4,367,895
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
.................... USD 1,500 1,486,200
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(d)(k)
..................... EUR 8,453 8,780,520
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(d)
(k)
.......................... USD 1,062 1,112,445
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(d)
...................... EUR 200 213,879
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(d)
...................... 4,000 4,215,158
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 18,946,500
Banco BPM SpA
(a)(d)
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... EUR 352 378,255
(EUR Swap Annual 5 Year + 3.17%), 2.88%,
06/29/31 ..................... 5,114 4,995,837
(EUR Swap Annual 5 Year + 3.40%), 3.38%,
01/19/32 ..................... 625 609,893
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. USD 318 283,974
Banco de Sabadell SA
(a)(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
...................... EUR 3,800 3,702,248
(EUR Swap Annual 1 Year + 2.20%), 2.63%,
03/24/26 ..................... 100 103,544
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 1,000 984,796
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 3,400 3,290,199
Banco do Brasil SA, 4.75%, 03/20/24
(d)
..... USD 2,804 2,829,937
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Espirito Santo SA
(d)(f)(l)
2.63%, 05/08/17 .................. EUR 800 $ 122,374
4.75%, 01/15/18 .................. 1,500 229,452
4.00%, 01/21/19 .................. 5,400 826,026
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(k)
........... USD 1,725 1,530,722
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,349,206
Banco Santander SA
2.75%, 05/28/25 .................. 400 382,354
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(d)(k)
.................... EUR 12,400 12,110,742
1.85%, 03/25/26 .................. USD 600 545,314
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 800 703,693
3.31%, 06/27/29 .................. 600 552,635
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
.......... 4,334 3,921,186
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(d)
....... 3,405 3,103,657
Bank of America Corp.
4.20%, 08/26/24 .................. 2,650 2,674,336
Series L, 3.95%, 04/21/25 ........... 1,610 1,601,685
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,852,415
4.45%, 03/03/26 .................. 1,792 1,794,137
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
.................... 374 338,667
(SOFR + 1.58%), 4.38%, 04/27/28
(a)
.... 925 923,270
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 4,598,480
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 22,334
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 265 215,476
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,090 933,319
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,625 1,394,069
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
.... 1,310 1,139,898
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
.... 505 502,754
Series L, 4.75%, 04/21/45 ........... 420 401,114
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 445 423,549
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,200 1,077,749
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 90 64,928
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
.... 4,500 4,464,000
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(d)(k)
.... 1,000 985,000
Bank of Cyprus PCL, (EUR Swap Annual 1 Year
+ 2.79%), 2.50%, 06/24/27
(a)(d)
........ EUR 525 470,090
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(k)
........... USD 4,653 4,641,367
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(d)(k)
..................... EUR 800 886,202
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(d)(k)
..................... 2,700 2,818,457
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
2.03%, 09/30/27
(b)
............... USD 1,795 1,581,885

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... USD 18,490 $ 18,651,787
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 2,988,813
3.65%, 03/16/25 .................. 395 388,772
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 3,252 4,159,979
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 12,821,606
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(d)(k)
GBP 3,226 4,075,551
5.20%, 05/12/26 .................. USD 1,700 1,721,352
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
..................... 12,535 10,451,056
4.84%, 05/09/28 .................. 240 236,009
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,273,840
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(d)
.......... 1,666 1,541,050
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 1.57%
(k)
. 450 348,750
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
.................... 1,335 1,345,827
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(k)
.......................... 4,429 4,561,870
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(k)
..................... 10,475 8,824,664
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(d)
.......... EUR 750 728,816
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
............... USD 975 931,612
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 3,000 3,225,527
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 7,128,034
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,784,975
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 1,903,657
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
.............. USD 380 379,715
Citigroup, Inc.
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 999,815
3.20%, 10/21/26 .................. 800 771,099
4.45%, 09/29/27 .................. 4,225 4,191,688
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... 350 332,953
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 379,586
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,542,442
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 1,555 1,334,086
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 561,332
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
.... 245 213,928
(SOFR + 1.94%), 3.79%, 03/17/33
(a)
.... 1,270 1,175,874
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
..... 440 334,193
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.13%
(a)(d)(k)
............... EUR 14,000 14,400,067
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
..................... USD 355 321,606
Security
Par (000)
Par (000) Value
Banks (continued)
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
..... USD 1,925 $ 1,745,667
Credit Agricole SA
(a)(b)(k)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,690,000
(USD Swap Semi 5 Year + 6.19%), 8.13% 3,886 4,177,450
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ....................... 25,260 21,755,175
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 271,531
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,439,044
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
............... 545 538,929
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(k)
..................... 24,620 24,447,562
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 805,172
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(d)(k)
.................... 2,000 1,944,040
Emirates NBD Bank PJSC, (CMTUSD6Y +
3.66%), 6.13%
(a)(d)(k)
............... 1,108 1,112,155
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(d)(k)
........... EUR 3,600 3,894,604
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
............... USD 3,300 3,019,500
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
.......... 4,810 3,911,492
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 1,160 1,153,707
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(k)
.......................... 4,019 4,036,201
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 1,710 1,603,183
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... 690 619,275
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 8,330,925
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 1,195 1,006,572
5.25%, 03/14/44 .................. 340 329,559
ING Groep NV
3.55%, 04/09/24 .................. 430 429,126
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)(k)
......................... 5,877 5,906,385
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,004,975
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
..................... 17,590 14,247,900
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(d)(k)
.................... EUR 2,050 2,135,614
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
.................... 10,244 11,441,814
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
.................... 1,250 1,224,731

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(d)(k)
.................... EUR 1,500 $ 1,508,665
5.15%, 06/10/30
(d)
................. GBP 1,525 1,874,408
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(d)(k)
.................... EUR 1,250 1,206,599
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
.............. USD 2,695 2,232,273
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
.............. 940 735,280
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 1,612 1,564,043
JPMorgan Chase & Co.
3.38%, 05/01/23 .................. 1,680 1,689,845
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 335,616
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
.... 3,000 2,992,391
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 225 218,321
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 1,520 1,367,734
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 97,540
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 140 138,674
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 289,033
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 899,030
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
.... 750 659,829
(SOFR + 1.80%), 4.59%, 04/26/33
(a)
.... 280 281,267
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,145,956
5.50%, 10/15/40 .................. 970 1,050,247
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
..... 140 112,211
5.40%, 01/06/42 .................. 480 512,405
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 165 133,313
5.63%, 08/16/43 .................. 15 16,301
4.95%, 06/01/45 .................. 765 765,808
Series W, (LIBOR USD 3 Month + 1.00%),
1.51%, 05/15/47
(a)
............... 19,006 15,820,404
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(k)
............... 4,210 4,107,381
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(d)(k)
............... EUR 8,000 8,355,204
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(d)(k)
.............. USD 300 275,625
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... 1,000 998,289
4.50%, 11/04/24 .................. 800 808,807
4.45%, 05/08/25 .................. 500 505,076
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,098,000
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,084,710
4.58%, 12/10/25 .................. 2,350 2,358,478
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 7,342,488
4.55%, 08/16/28 .................. 265 264,149
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 .................. 15 15,148
1.41%, 07/17/25 .................. 1,595 1,470,819
3.20%, 07/18/29 .................. 365 335,371
2.05%, 07/17/30 .................. 1,000 830,300
Security
Par (000)
Par (000) Value
Banks (continued)
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(d)(k)
........... USD 920 $ 918,850
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 582,155
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 800,209
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 896,159
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ................ USD 665 591,208
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ 1,440 1,334,449
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ 1,210 1,014,303
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)(k)
.................... 4,394 4,448,925
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 14,225 14,402,813
1.50%, 09/30/26
(b)
................. 1,700 1,525,939
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(k)
.................... 8,215 6,715,762
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 491,602
Santander UK Group Holdings plc
(a)
(BPSWS5 + 6.07%), 6.75%
(d)(k)
........ GBP 6,725 8,562,056
(SOFR + 0.99%), 1.67%, 06/14/27 ...... USD 1,150 1,020,500
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.06%), 2.88%
(a)(d)(k)
........... 3,200 2,864,000
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(k)
......................... 300 307,022
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(d)(k)
......................... 9,635 9,860,511
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(k)
......................... 16,275 16,963,433
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(d)(k)
......................... 3,783 3,943,021
4.00%, 01/12/27
(b)
................. 360 344,564
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(k)
.................... 12,900 11,326,200
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 916,036
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(d)(k)
..................... 1,200 1,192,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
............... 1,475 1,379,951
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(k)
..................... 11,150 9,226,625

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 .................. USD 1,675 $ 1,610,674
2.75%, 01/15/30 .................. 950 840,497
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
.............. 2,431 2,326,619
UniCredit SpA
(a)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(d)(k)
..................... EUR 6,400 6,726,361
(USD Swap Semi 5 Year + 5.18%), 8.00%
(d)
(k)
.......................... USD 24,210 24,392,301
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(d)(k)
..................... EUR 1,000 1,003,521
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(d)(k)
..................... 4,418 4,765,636
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(b)
............... USD 835 760,994
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(b)
............... 1,025 902,746
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(d)(k)
..................... EUR 3,600 3,056,121
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(d)
.................... 400 378,333
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(b)
............... USD 206 170,262
US Bancorp, 3.00%, 07/30/29 .......... 200 185,581
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 04/25/26
(a)
.... 1,435 1,424,912
(SOFR + 1.51%), 3.53%, 03/24/28
(a)
.... 1,055 1,012,663
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 685,311
(SOFR + 1.50%), 3.35%, 03/02/33
(a)
.... 1,917 1,741,790
5.61%, 01/15/44 .................. 350 373,702
4.65%, 11/04/44 .................. 210 200,559
4.40%, 06/14/46 .................. 425 394,093
4.75%, 12/07/46 .................. 1,000 979,354
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 955 993,225
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
............... 460 377,189
3.13%, 11/18/41 .................. 290 224,919
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
.................... 2,203 2,157,288
596,586,779
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 345 341,434
4.90%, 02/01/46 .................. 1,645 1,621,366
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 1,170 1,204,074
4.95%, 01/15/42 .................. 80 79,591
4.60%, 04/15/48 .................. 460 433,160
5.55%, 01/23/49 .................. 160 170,737
4.50%, 06/01/50 .................. 710 664,309
4.75%, 04/15/58 .................. 1,601 1,505,014
5.80%, 01/23/59 .................. 195 212,547
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 471,597
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 995 827,902
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 .... 320 297,123
7,828,854
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
AbbVie, Inc.
3.80%, 03/15/25 .................. USD 850 $ 850,756
3.60%, 05/14/25 .................. 605 601,046
4.55%, 03/15/35 .................. 150 149,038
4.40%, 11/06/42 .................. 1,405 1,333,260
4.70%, 05/14/45 .................. 630 614,410
4.45%, 05/14/46 .................. 650 611,762
4.88%, 11/14/48 .................. 840 841,392
4.25%, 11/21/49 .................. 325 297,654
Amgen, Inc.
3.00%, 01/15/52 .................. 995 719,359
4.20%, 02/22/52 .................. 220 198,058
4.40%, 02/22/62 .................. 250 224,280
Biogen, Inc., 3.63%, 09/15/22 .......... 600 602,878
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 .................. EUR 1,856 1,759,525
6.25%, 04/01/28 .................. GBP 663 746,444
Gilead Sciences, Inc.
4.50%, 02/01/45 .................. USD 900 850,249
4.75%, 03/01/46 .................. 375 371,304
4.15%, 03/01/47 .................. 100 91,384
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(d)
. EUR 517 489,265
11,352,064
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... USD 2,554 2,467,803
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 910 741,524
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 3,218 2,677,537
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 1,207 1,007,845
HT Troplast GmbH, 9.25%, 07/15/25
(d)
..... EUR 376 391,207
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 484 466,862
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 .................. 902 921,167
4.63%, 12/15/25 .................. 616 580,580
4.88%, 12/15/27 .................. 86 77,987
Masonite International Corp.
(b)
5.38%, 02/01/28 .................. 2,046 1,958,840
3.50%, 02/15/30 .................. 1,633 1,375,803
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 799 730,318
9.75%, 07/15/28 .................. 773 759,472
PCF GmbH
(d)
4.75%, 04/15/26 .................. EUR 589 573,610
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 404,287
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. USD 8,987 8,627,520
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................. EUR 419 390,037
5.00%, 02/15/27
(b)
................. USD 810 767,475
4.75%, 01/15/28
(b)
................. 625 575,000
4.38%, 07/15/30
(b)
................. 6,438 5,368,358
3.38%, 01/15/31
(b)
................. 1,354 1,081,386
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 1,062 995,625
32,940,243
Capital Markets — 1.3%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 788,769
Blackstone Private Credit Fund
(b)
4.70%, 03/24/25 .................. 4,133 4,074,927
3.25%, 03/15/27 .................. 1,185 1,062,539
Codere New Holdco SA
7.50%, 11/30/27 .................. EUR 345 314,169

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ USD 2,917 $ 2,618,007
Credit Suisse Group AG
3.80%, 06/09/23 .................. 280 280,876
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,164,618
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(d)(k)
......................... 1,200 1,200,828
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 250,416
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 12,234 11,863,897
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(d)(k)
......................... 600 581,849
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 665 634,255
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(d)(k)
......................... 1,000 975,200
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 300 276,924
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38%
(a)(b)(k)
.................... 12,821 12,069,561
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 4,848 4,260,180
Deutsche Bank AG
(a)
(SOFR + 2.16%), 2.22%, 09/18/24 ...... 3,440 3,345,930
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(k)
................ 23,000 21,390,000
(SOFR + 1.87%), 2.13%, 11/24/26 ...... 595 540,290
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(d)(k)
..................... EUR 1,600 1,456,253
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(d)(k)
..................... 1,800 1,851,908
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32
(d)
............... 600 604,486
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ USD 250 235,933
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... 1,400 1,365,727
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 915,022
3.75%, 02/25/26 .................. 675 670,425
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
..................... 11,000 9,542,500
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
.... 275 246,969
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 995 971,319
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 2,370 1,914,597
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 710 600,540
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 780 644,628
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
.... 3,822 3,340,076
6.75%, 10/01/37 .................. 650 750,126
5.15%, 05/22/45 .................. 195 195,143
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
..................... 1,900 1,795,500
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.61%,
02/24/23
(a)
.................... 616 601,370
2.50%, 02/24/23 .................. 534 525,322
3.75%, 05/29/24 .................. 900 867,375
3.63%, 09/30/30 .................. 1,985 1,602,888
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(d)
. 200 189,000
Intercontinental Exchange, Inc.
3.10%, 09/15/27 .................. 25 24,178
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.25%, 09/21/48 .................. USD 15 $ 14,566
Kane Bidco Ltd.
(d)
5.00%, 02/15/27 .................. EUR 784 777,894
6.50%, 02/15/27 .................. GBP 569 662,057
Morgan Stanley
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
.... USD 990 984,881
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,164,449
3.63%, 01/20/27 .................. 475 463,213
3.95%, 04/23/27 .................. 425 416,528
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 855 768,825
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 1,690 1,504,449
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,420 2,317,930
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 1,744,559
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 285 266,676
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
.... 735 640,714
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 147,887
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 160 116,405
MSCI, Inc.
(b)
4.00%, 11/15/29 .................. 1,438 1,324,470
3.63%, 09/01/30 .................. 2,053 1,810,541
3.88%, 02/15/31 .................. 1,673 1,509,882
3.63%, 11/01/31 .................. 1,086 952,965
3.25%, 08/15/33 .................. 2,914 2,462,330
Nomura Holdings, Inc.
1.65%, 07/14/26 .................. 455 408,458
2.61%, 07/14/31 .................. 580 487,309
OWL Rock Core Income Corp., 5.50%,
03/21/25
(b)
..................... 1,381 1,365,499
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,112,812
S&P Global, Inc.
(b)
2.90%, 03/01/32 .................. 305 275,146
3.70%, 03/01/52 .................. 80 69,759
Sherwood Financing plc
(d)
4.50%, 11/15/26 .................. EUR 713 708,215
6.00%, 11/15/26 .................. GBP 234 271,439
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
.................... EUR 239 248,036
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.83%, 06/15/47
(a)
........... USD 38,405 33,069,221
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(d)
..................... 750 719,063
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 3,157 3,159,565
Taurus Law 130 Securities S.r.l., (Acquired
12/21/21, cost $5,300,753), (EURIBOR 3
Month + 2.30%), 0.00%, 08/24/26
(a)(c)(h)(i)
... EUR 10,400 10,971,480
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... USD 13,976 14,203,110
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,024,228
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(k)
.......................... 2,023 2,061,033
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(d)(k)
..................... 850 815,976
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 475,531
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(k)
..................... 1,535 1,404,525

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
............... USD 315 $ 279,455
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(k)
..................... 6,640 5,542,408
XP, Inc., 3.25%, 07/01/26
(b)
............ 1,708 1,562,393
207,890,402
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ...................... 5 3,917
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 308,379
Ashland LLC, 3.38%, 09/01/31
(b)
......... 2,195 1,898,675
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 1,713 1,627,350
3.38%, 02/15/29 .................. 2,226 1,926,002
Chemours Co. (The)
4.00%, 05/15/26 .................. EUR 1,000 985,401
5.75%, 11/15/28
(b)
................. USD 894 838,125
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 3,141 2,701,982
DuPont de Nemours, Inc.
5.32%, 11/15/38 .................. 375 392,982
5.42%, 11/15/48 .................. 150 159,514
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 213,343
Ecolab, Inc., 2.70%, 12/15/51 .......... 655 495,416
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 15,534 13,883,513
Equate Petrochemical BV
(b)
4.25%, 11/03/26 .................. 1,222 1,213,446
2.63%, 04/28/28 .................. 803 730,730
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 4,176 3,661,600
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(d)
..................... EUR 747 719,488
Gates Global LLC, 6.25%, 01/15/26
(b)
...... USD 3,414 3,328,650
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,947,896
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,551,191
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 3,699 3,245,873
Herens Midco SARL, 5.25%, 05/15/29
(d)
.... EUR 1,483 1,289,140
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 3,019 2,868,050
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 528 472,560
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
..................... 655 596,812
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 1,752 1,714,770
Kronos International, Inc., 3.75%, 09/15/25
(d)
. EUR 400 402,451
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 860 748,200
Lune Holdings SARL, 5.63%, 11/15/28
(d)
.... EUR 750 727,124
LYB International Finance III LLC
4.20%, 10/15/49 .................. USD 280 244,426
4.20%, 05/01/50 .................. 55 47,924
LyondellBasell Industries NV, 4.63%, 02/26/55 220 200,219
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,207,313
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
. EUR 200 212,572
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
. 1,407 1,432,364
Nobian Finance BV, 3.63%, 07/15/26
(d)
..... 383 357,076
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 306,724
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 .................. EUR 348 327,210
5.38%, 10/01/29 .................. 350 310,223
Pearl Holding II Ltd., 6.00%,
(a)(d)(k)
........ USD 573 17,138
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
.... 456 163,020
Sasol Financing USA LLC, 5.50%, 03/18/31 .. 2,705 2,420,975
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(b)
.. 961 766,551
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(d)
................... EUR 324 333,857
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.38%, 11/01/26
(d)
................. EUR 260 $ 254,867
5.38%, 11/01/26
(b)
................. USD 1,825 1,665,313
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 .................. 1,193 981,242
4.38%, 02/01/32 .................. 204 170,340
Sherwin-Williams Co. (The)
3.45%, 06/01/27 .................. 289 280,246
4.50%, 06/01/47 .................. 195 186,083
3.30%, 05/15/50 .................. 15 11,684
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
................ 1,976 1,507,688
SPCM SA, 3.13%, 03/15/27
(b)
.......... 1,016 896,620
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
.................... 1,908 1,765,854
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
. 12,470 10,623,193
77,343,302
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................. 16,445 15,893,106
9.75%, 07/15/27
(b)
................. 6,202 6,019,630
3.63%, 06/01/28
(d)
................. EUR 756 683,892
4.63%, 06/01/28
(b)
................. USD 9,109 8,031,188
4.88%, 06/01/28
(d)
................. GBP 310 340,109
6.00%, 06/01/29
(b)
................. USD 8,784 7,268,760
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 1,044 939,600
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 1,008 899,670
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 1,733 1,717,836
5.75%, 07/15/29 .................. 2,047 1,677,210
Aramark Services, Inc.
(b)
5.00%, 04/01/25 .................. 3,523 3,492,174
6.38%, 05/01/25 .................. 2,345 2,388,077
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 102,292
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. 1,927 1,888,460
5.13%, 07/15/29 .................. 1,050 1,034,250
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................. 3,251 2,957,760
5.00%, 09/01/30 .................. 227 204,867
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 1,524 1,371,600
9.50%, 11/01/27 .................. 814 799,755
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 .................. 535 518,891
3.75%, 08/01/25 .................. 2,236 2,118,610
5.13%, 12/15/26 .................. 6,133 6,028,126
4.00%, 08/01/28 .................. 5,434 4,781,920
3.50%, 09/01/28 .................. 1,663 1,480,070
4.75%, 06/15/29 .................. 2,589 2,349,518
4.38%, 08/15/29 .................. 651 577,567
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,433,957
Intrum AB
(d)
4.88%, 08/15/25 .................. EUR 838 869,683
3.50%, 07/15/26 .................. 952 933,185
3.00%, 09/15/27 .................. 500 466,889
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 1,404 1,317,584
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 445 390,487
5.88%, 06/30/29 .................. 2,848 2,321,120
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 4,443 4,305,400
5.88%, 10/01/30 .................. 1,627 1,560,358
Paprec Holding SA, 3.50%, 07/01/28
(d)
..... EUR 513 501,067

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 .................. USD 1,048 $ 1,046,690
5.75%, 04/15/26 .................. 4,232 4,057,430
6.25%, 01/15/28 .................. 2,019 1,809,731
Republic Services, Inc.
2.30%, 03/01/30 .................. 265 231,360
2.38%, 03/15/33 .................. 580 484,756
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 340,901
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 1,335 1,177,270
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
................ EUR 883 914,737
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
... USD 570 171,000
Verde Bidco SpA, 4.63%, 10/01/26
(d)
...... EUR 231 227,244
Verisure Holding AB
(d)
3.50%, 05/15/23 .................. 1,205 1,259,914
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 363,300
3.88%, 07/15/26 .................. 538 533,509
3.25%, 02/15/27 .................. 1,626 1,540,815
Verisure Midholding AB, 5.25%, 02/15/29
(d)
.. 901 832,464
Waste Management, Inc.
1.50%, 03/15/31 .................. USD 385 312,853
2.50%, 11/15/50 .................. 85 60,684
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 5,206 4,631,258
111,660,584
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 7,432 6,895,063
Ciena Corp., 4.00%, 01/31/30
(b)
......... 833 759,596
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 3,157 2,762,375
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 2,234 2,107,109
8.25%, 03/01/27 .................. 1,349 1,146,650
7.13%, 07/01/28 .................. 2,392 1,907,620
4.75%, 09/01/29 .................. 2,897 2,422,153
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 1,025 1,004,715
2.30%, 11/15/30 .................. 680 556,416
2.75%, 05/24/31 .................. 915 763,296
Nokia OYJ
4.38%, 06/12/27 .................. 380 368,600
6.63%, 05/15/39 .................. 2,016 2,327,875
ViaSat, Inc.
(b)
5.63%, 09/15/25 .................. 3,282 3,011,235
5.63%, 04/15/27 .................. 2,719 2,521,873
6.50%, 07/15/28 .................. 3,303 2,852,966
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 2,410 2,168,349
33,575,891
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,181 1,141,879
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 2,674 2,439,731
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,026,468
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(f)(l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 780 711,750
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(d)
................ 3,036 3,037,518
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 .................. GBP 200 247,718
4.63%, 09/01/29 .................. 1,071 1,217,106
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 1,153 1,105,534
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. USD 3,191 $ 3,043,416
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
..................... 2,270 1,857,609
17,828,729
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(k)
............... 1,682 1,526,893
Consumer Finance — 0.8%
AerCap Ireland Capital DAC
3.15%, 02/15/24 .................. 2,650 2,586,038
6.50%, 07/15/25 .................. 885 917,320
3.00%, 10/29/28 .................. 565 491,065
3.30%, 01/30/32 .................. 550 457,617
Ally Financial, Inc.
5.75%, 11/20/25 .................. 1,710 1,756,692
2.20%, 11/02/28 .................. 545 471,980
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
............... 35,415 30,504,710
American Honda Finance Corp.
1.95%, 05/10/23 .................. 590 585,385
1.20%, 07/08/25 .................. 1,420 1,320,556
Capital One Financial Corp.
(SOFR + 1.29%), 2.64%, 03/03/26
(a)
.... 1,475 1,414,932
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
..................... 16,300 14,140,250
3.80%, 01/31/28 .................. 560 538,194
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
..... 420 352,344
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 569 512,100
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 .................. EUR 444 467,831
5.38%, 02/15/26 .................. GBP 300 370,766
4.25%, 06/01/28 .................. 897 1,016,831
Ford Motor Credit Co. LLC
3.35%, 11/01/22 .................. USD 411 411,127
3.09%, 01/09/23 .................. 433 433,381
4.14%, 02/15/23 .................. 1,178 1,177,140
3.10%, 05/04/23 .................. 367 362,745
4.38%, 08/06/23 .................. 586 586,352
3.81%, 01/09/24 .................. 1,775 1,743,938
5.58%, 03/18/24 .................. 1,700 1,719,108
4.69%, 06/09/25 .................. 200 196,094
5.13%, 06/16/25 .................. 5,440 5,426,400
4.13%, 08/04/25 .................. 3,078 2,954,880
3.38%, 11/13/25 .................. 724 695,170
4.39%, 01/08/26 .................. 2,800 2,702,000
2.70%, 08/10/26 .................. 1,717 1,530,671
4.95%, 05/28/27 .................. 720 701,215
4.13%, 08/17/27 .................. 519 481,139
3.82%, 11/02/27 .................. 297 270,270
2.90%, 02/16/28 .................. 3,210 2,752,575
5.11%, 05/03/29 .................. 1,834 1,737,715
4.00%, 11/13/30 .................. 1,938 1,676,370
3.63%, 06/17/31 .................. 628 522,025
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 1,690 1,696,123
3.25%, 01/05/23 .................. 5,750 5,773,758
2.40%, 04/10/28 .................. 255 222,217
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... 2,239 1,931,008
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 203,973

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(k)
........... USD 736 $ 692,898
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
2,944 2,939,437
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
... 2,665 2,634,885
Navient Corp.
7.25%, 09/25/23 .................. 376 385,400
6.13%, 03/25/24 .................. 1,629 1,638,163
5.88%, 10/25/24 .................. 600 595,500
5.50%, 03/15/29 .................. 2,077 1,826,368
OneMain Finance Corp.
6.88%, 03/15/25 .................. 3,103 3,118,515
7.13%, 03/15/26 .................. 7,239 7,329,487
3.50%, 01/15/27 .................. 1,857 1,631,412
6.63%, 01/15/28 .................. 3,075 3,037,147
5.38%, 11/15/29 .................. 444 398,490
4.00%, 09/15/30 .................. 1,570 1,285,308
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(d)
..................... 7,277 7,104,171
SLM Corp., 3.13%, 11/02/26 ........... 1,322 1,207,964
Toyota Motor Credit Corp.
1.15%, 08/13/27 .................. 1,525 1,338,521
3.38%, 04/01/30 .................. 327 313,858
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,088,323
Volkswagen International Finance NV
(a)(d)(k)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 500 491,924
(EUR Swap Annual 9 Year + 3.36%), 4.38% 300 290,771
136,160,547
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... USD 4,380 3,678,818
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(d)
................. EUR 388 347,923
3.00%, 09/01/29
(d)
................. 559 480,690
4.00%, 09/01/29
(b)
................. USD 11,430 9,795,853
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................. 680 675,461
4.13%, 08/15/26
(b)
................. 5,183 4,794,275
4.75%, 07/15/27
(d)
................. GBP 131 141,258
5.25%, 08/15/27
(b)
................. USD 6,646 5,707,252
Ball Corp.
5.25%, 07/01/25 .................. 113 115,825
2.88%, 08/15/30 .................. 747 628,152
3.13%, 09/15/31 .................. 2,726 2,281,090
Berry Global, Inc., 1.57%, 01/15/26 ....... 1,595 1,451,079
Canpack SA, 3.13%, 11/01/25
(b)
......... 810 747,225
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 .................. 3,931 3,921,172
8.75%, 04/15/30 .................. 2,587 2,364,363
Crown Americas LLC
4.75%, 02/01/26 .................. 4,815 4,796,943
4.25%, 09/30/26 .................. 4,724 4,574,462
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 391,000
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................. 200 180,000
2.63%, 02/01/29
(d)
................. EUR 100 95,710
3.50%, 03/01/29
(b)
................. USD 364 321,230
International Paper Co., 4.35%, 08/15/48 ... 150 138,928
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 1,027 1,056,660
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,316,737
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
... EUR 938 851,007
LABL, Inc., 5.88%, 11/01/28
(b)
.......... USD 2,185 1,997,773
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24
(d)
................. EUR 200 206,520
5.50%, 04/15/24
(b)
................. USD 4,205 4,105,131
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
OI European Group BV
(d)
3.13%, 11/15/24 .................. EUR 200 $ 207,572
2.88%, 02/15/25 .................. 766 780,907
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... USD 3,552 3,069,816
Sealed Air Corp., 4.00%, 12/01/27
(b)
...... 523 491,620
Titan Holdings II BV, 5.13%, 07/15/29
(d)
.... EUR 385 363,509
Trivium Packaging Finance BV
(b)
5.50%, 08/15/26
(e)
................. USD 9,570 9,247,012
8.50%, 08/15/27 .................. 11,963 11,813,463
Verallia SA, 1.88%, 11/10/31
(d)
.......... EUR 300 270,478
WRKCo, Inc.
3.75%, 03/15/25 .................. USD 325 326,690
3.90%, 06/01/28 .................. 890 869,190
3.00%, 06/15/33 .................. 955 831,983
86,434,777
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 .................. 4,991 4,654,108
3.88%, 11/15/29 .................. 745 658,133
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 831 778,838
6,091,079
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,005,485
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 1,634 1,421,580
Rekeep SpA, 7.25%, 02/01/26
(d)
......... EUR 1,260 1,341,684
Service Corp. International
5.13%, 06/01/29 .................. USD 716 706,283
3.38%, 08/15/30 .................. 1,285 1,105,100
4.00%, 05/15/31 .................. 3,620 3,258,000
Sotheby's
(b)
7.38%, 10/15/27 .................. 5,779 5,698,383
5.88%, 06/01/29 .................. 1,976 1,855,974
16,392,489
Diversified Financial Services — 0.2%
Castor SpA, (EURIBOR 3 Month + 5.25%),
5.25%, 02/15/29
(a)(d)
............... EUR 248 258,684
doValue SpA
(d)
5.00%, 08/04/25 .................. 500 529,968
3.38%, 07/31/26 .................. 703 695,204
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 .................. 1,732 1,783,778
7.75%, 11/01/25 .................. GBP 744 913,324
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... USD 3,083 2,805,561
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
..................... 1,541 1,427,351
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,945 1,756,069
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 258 162,540
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 .................. 3,134 3,342,505
7.38%, 09/01/25 .................. 1,453 1,469,630
Shell International Finance BV
2.38%, 11/07/29 .................. 20 17,844
4.38%, 05/11/45 .................. 10 9,689
3.00%, 11/26/51 .................. 130 101,469
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,954 2,828,455
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 .................. 880 840,687
2.88%, 03/11/41 .................. 1,025 832,764
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 14,825,820
34,601,342

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 1.7%
Altice France Holding SA
8.00%, 05/15/27
(b)
................. EUR 500 $ 534,225
8.00%, 05/15/27
(d)
................. 299 319,466
10.50%, 05/15/27
(b)
................ USD 20,668 20,952,185
6.00%, 02/15/28
(b)
................. 3,819 3,153,845
Altice France SA
2.50%, 01/15/25
(d)
................. EUR 817 807,991
5.88%, 02/01/27
(d)
................. 1,400 1,480,622
8.13%, 02/01/27
(b)
................. USD 10,069 10,144,518
5.50%, 01/15/28
(b)
................. 4,359 3,841,369
4.13%, 01/15/29
(d)
................. EUR 1,099 997,075
5.13%, 01/15/29
(b)
................. USD 894 758,635
5.13%, 07/15/29
(b)
................. 6,637 5,618,619
4.25%, 10/15/29
(d)
................. EUR 660 600,305
5.50%, 10/15/29
(b)
................. USD 7,704 6,548,400
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(d)
..................... GBP 700 875,814
AT&T, Inc.
2.63%, 12/01/22 .................. USD 416 416,996
4.35%, 03/01/29 .................. 25 25,239
2.55%, 12/01/33 .................. 795 659,690
4.50%, 05/15/35 .................. 3,055 3,010,615
5.25%, 03/01/37 .................. 700 742,348
5.15%, 03/15/42 .................. 1,315 1,344,339
4.65%, 06/01/44 .................. 200 189,987
3.50%, 09/15/53 .................. 164 128,396
3.55%, 09/15/55 .................. 926 716,515
3.80%, 12/01/57 .................. 790 629,391
3.65%, 09/15/59 .................. 406 313,145
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(d)(f)(l)
1,000 5,000
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ................ 400 373,020
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ................ 1,000 917,500
CCO Holdings LLC
5.13%, 05/01/27
(b)
................. 4,098 3,994,648
5.00%, 02/01/28
(b)
................. 1,891 1,801,177
5.38%, 06/01/29
(b)
................. 5,674 5,376,115
4.75%, 03/01/30
(b)
................. 5,710 5,103,313
4.50%, 08/15/30
(b)
................. 5,134 4,479,415
4.25%, 02/01/31
(b)
................. 10,851 9,145,223
4.75%, 02/01/32
(b)
................. 1,674 1,438,518
4.50%, 05/01/32 .................. 969 815,079
4.50%, 06/01/33
(b)
................. 2,030 1,660,784
4.25%, 01/15/34
(b)
................. 9,897 7,868,115
Cellnex Telecom SA, 0.75%, 11/20/31
(d)(i)
.... EUR 5,200 4,603,414
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... USD 6,109 5,323,033
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(e)
................ 12 15,244
eircom Finance DAC, 1.75%, 11/01/24
(d)
.... EUR 500 509,811
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. USD 3,018 2,889,735
5.00%, 05/01/28 .................. 7,059 6,441,655
6.75%, 05/01/29 .................. 3,439 3,098,883
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 2,868 2,495,418
Iliad Holding SASU
(b)
6.50%, 10/15/26 .................. 4,722 4,538,834
7.00%, 10/15/28 .................. 2,219 2,096,955
Iliad SA
(d)
1.50%, 10/14/24 .................. EUR 300 301,848
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.38%, 06/17/26 .................. EUR 300 $ 295,201
1.88%, 02/11/28 .................. 200 175,122
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
216 200,621
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 .................. USD 3,262 2,931,723
4.25%, 07/01/28 .................. 1,840 1,554,800
3.63%, 01/15/29 .................. 1,274 1,033,927
3.75%, 07/15/29 .................. 2,549 2,071,062
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 742,062
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
................. EUR 1,947 1,880,077
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,120,924
Series Y, 7.50%, 04/01/24 ........... 1,612 1,655,524
5.13%, 12/15/26
(b)
................. 5,924 5,331,600
4.00%, 02/15/27
(b)
................. 5,222 4,643,872
4.50%, 01/15/29
(b)
................. 5,127 4,051,099
5.38%, 06/15/29
(b)
................. 5,406 4,402,160
Series P, 7.60%, 09/15/39 ........... 800 698,206
Series U, 7.65%, 03/15/42 ........... 2,328 2,083,794
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
.................... 4,615 4,553,851
Quebecor Media, Inc., 5.75%, 01/15/23 .... 2,730 2,760,248
Sprint Capital Corp.
6.88%, 11/15/28 .................. 9,502 10,429,300
8.75%, 03/15/32 .................. 11,231 14,272,636
Switch Ltd.
(b)
3.75%, 09/15/28 .................. 3,059 2,867,812
4.13%, 06/15/29 .................. 5,945 5,677,475
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 1,333 1,164,709
6.00%, 09/30/34 .................. 5,059 4,326,798
7.20%, 07/18/36 .................. 142 128,093
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 725,929
Telecom Italia SpA
4.00%, 04/11/24
(d)
................. 200 210,960
5.30%, 05/30/24
(b)
................. USD 1,446 1,418,888
2.75%, 04/15/25
(d)
................. EUR 600 600,515
2.38%, 10/12/27
(d)
................. 600 550,504
1.63%, 01/18/29
(d)
................. 2,749 2,316,276
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 670 615,385
Verizon Communications, Inc.
3.88%, 02/08/29 .................. 2,575 2,539,659
4.02%, 12/03/29 .................. 24 23,480
1.50%, 09/18/30 .................. 285 230,842
1.68%, 10/30/30 .................. 711 576,246
2.55%, 03/21/31 .................. 420 365,615
2.36%, 03/15/32
(b)
................. 540 453,412
5.85%, 09/15/35 .................. 690 768,013
4.27%, 01/15/36 .................. 720 696,803
2.65%, 11/20/40 .................. 1,400 1,059,254
3.40%, 03/22/41 .................. 1,855 1,559,439
2.85%, 09/03/41 .................. 440 343,356
3.85%, 11/01/42 .................. 85 75,283
2.99%, 10/30/56 .................. 160 113,290
3.70%, 03/22/61 .................. 934 750,874
Virgin Media Finance plc
3.75%, 07/15/30
(d)
................. EUR 661 591,326
5.00%, 07/15/30
(b)
................. USD 1,350 1,174,500
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
................. GBP 100 116,950
5.50%, 05/15/29
(b)
................. USD 2,800 2,590,000
4.50%, 08/15/30
(b)
................. 1,246 1,081,354

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. USD 19,988 $ 17,389,560
6.13%, 03/01/28 .................. 13,739 11,506,412
271,599,288
Electric Utilities — 0.6%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(d)
..................... 830 685,779
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 58,595
Alabama Power Co., 3.13%, 07/15/51 ..... 55 43,095
Baltimore Gas & Electric Co.
3.20%, 09/15/49 .................. 525 418,629
2.90%, 06/15/50 .................. 105 79,888
CenterPoint Energy Houston Electric LLC,
Series AG, 3.00%, 03/01/32 .......... 285 263,248
Duke Energy Carolinas LLC
2.85%, 03/15/32 .................. 1,005 907,075
6.05%, 04/15/38 .................. 100 114,293
3.70%, 12/01/47 .................. 600 522,086
3.20%, 08/15/49 .................. 882 720,500
Duke Energy Corp.
2.45%, 06/01/30 .................. 225 196,116
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
............... 9,390 7,987,312
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 2,225 2,011,181
1.75%, 06/15/30 .................. 255 215,117
3.85%, 11/15/42 .................. 320 284,783
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 2,754,544
Edison International
2.40%, 09/15/22 .................. 1,985 1,977,597
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(k)
..................... 1,870 1,692,581
Emera US Finance LP, 0.83%, 06/15/24 .... 975 913,267
Enel Finance International NV, 1.38%,
07/12/26
(b)
..................... 1,590 1,423,130
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 1,910,076
Eversource Energy, 2.80%, 05/01/23 ...... 690 687,827
Exelon Corp.
3.95%, 06/15/25 .................. 595 599,558
4.70%, 04/15/50 .................. 250 242,947
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(e)
.......... 1,200 1,164,228
2.65%, 03/01/30 .................. 1,718 1,456,916
Series B, 2.25%, 09/01/30 ........... 161 134,435
Series C, 7.38%, 11/15/31 ........... 1,779 2,040,175
Series C, 5.35%, 07/15/47
(e)
.......... 435 406,594
Series C, 3.40%, 03/01/50 ........... 6,102 4,545,990
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 1,235 1,232,369
5.45%, 07/15/44 .................. 3,738 3,671,307
4.55%, 04/01/49 .................. 1,448 1,247,856
Florida Power & Light Co.
3.70%, 12/01/47 .................. 365 333,645
3.15%, 10/01/49 .................. 465 384,739
2.88%, 12/04/51 .................. 218 170,652
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(d)
..................... 500 487,995
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)(l)
901 466,436
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 1,718 1,550,700
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
... 4,804 4,645,768
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 825 813,799
4.25%, 07/15/49 .................. 1,175 1,140,088
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... USD 4,260 $ 3,802,050
Naturgy Finance BV
(a)(d)(k)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 100 103,160
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 839,007
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 .................. USD 215 210,731
1.90%, 06/15/28 .................. 600 531,237
2.44%, 01/15/32 .................. 584 495,728
3.00%, 01/15/52 .................. 177 132,127
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
............... 18,905 16,449,680
Northern States Power Co.
2.90%, 03/01/50 .................. 350 273,757
2.60%, 06/01/51 .................. 360 268,325
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................. 800 708,620
5.75%, 01/15/28 .................. 614 600,185
5.25%, 06/15/29
(b)
................. 261 245,828
3.63%, 02/15/31
(b)
................. 1,694 1,410,255
3.88%, 02/15/32
(b)
................. 2,491 2,079,350
Ohio Power Co.
4.00%, 06/01/49 .................. 975 864,502
Series R, 2.90%, 10/01/51 ........... 55 40,466
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 .................. 840 753,577
3.70%, 05/15/50 .................. 1,205 1,076,544
Pacific Gas & Electric Co.
3.45%, 07/01/25 .................. 1,460 1,399,593
3.30%, 12/01/27 .................. 1,065 968,276
4.45%, 04/15/42 .................. 475 383,523
4.00%, 12/01/46 .................. 258 191,838
4.95%, 07/01/50 .................. 872 727,096
5.25%, 03/01/52 .................. 470 423,259
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 1,871 1,749,385
PECO Energy Co., 2.85%, 09/15/51 ...... 130 99,793
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 25 23,016
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 381,745
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 .......... 600 496,737
2.70%, 01/15/51 .................. 100 74,698
Southern California Edison Co.
Series J, 0.70%, 08/01/23 ........... 305 296,223
1.10%, 04/01/24 .................. 1,200 1,151,384
4.00%, 04/01/47 .................. 575 491,766
Series B, 4.88%, 03/01/49 ........... 70 67,779
Series 20A, 2.95%, 02/01/51 ......... 240 172,648
Series H, 3.65%, 06/01/51 ........... 435 357,776
3.45%, 02/01/52 .................. 200 157,768
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 3,280 3,116,615
Tampa Electric Co.
4.45%, 06/15/49 .................. 375 364,440
3.45%, 03/15/51 .................. 135 111,107
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 ........... 250 282,782
4.45%, 02/15/44 .................. 300 294,323
4.60%, 12/01/48 .................. 595 596,778
Vistra Operations Co. LLC
(b)
5.63%, 02/15/27 .................. 1,344 1,323,840
4.38%, 05/01/29 .................. 3,233 2,933,883
102,126,116

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
..................... EUR 588 $ 517,362
Sensata Technologies BV
(b)
5.00%, 10/01/25 .................. USD 3,445 3,419,162
4.00%, 04/15/29 .................. 2,320 2,068,199
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 6,032 5,255,380
11,260,103
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(d)
......... EUR 500 501,524
II-VI, Inc., 5.00%, 12/15/29
(b)
........... USD 3,191 2,991,563
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 .................. 3,393 3,086,578
3.75%, 02/15/31 .................. 750 634,155
7,213,820
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 1,728 1,730,592
6.25%, 04/01/28 .................. 4,533 4,397,010
CGG SA, 7.75%, 04/01/27
(d)
........... EUR 567 598,743
ChampionX Corp., 6.38%, 05/01/26 ....... USD 564 568,698
Halliburton Co.
3.80%, 11/15/25 .................. 187 188,072
2.92%, 03/01/30 .................. 350 316,475
5.00%, 11/15/45 .................. 275 264,278
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
..... 415 257,300
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 620 605,920
7.50%, 01/15/28 .................. 1,152 1,103,040
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
... 1,977 2,016,935
Saipem Finance International BV
(d)
2.63%, 01/07/25 .................. EUR 700 666,509
3.38%, 07/15/26 .................. 500 457,057
Tervita Corp., 11.00%, 12/01/25
(b)
........ USD 993 1,107,195
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,157,877
USA Compression Partners LP
6.88%, 04/01/26 .................. 2,266 2,220,680
6.88%, 09/01/27 .................. 2,042 1,995,667
Vallourec SA, 8.50%, 06/30/26
(d)
......... EUR 717 757,314
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. USD 1,357 1,370,570
8.63%, 04/30/30 .................. 1,723 1,705,529
23,485,461
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
(b)
10.00%, 06/15/26 ................. 2,538 2,125,871
7.50%, 02/15/29 .................. 1,866 1,707,390
Banijay Group SAS, 6.50%, 03/01/26
(d)
..... EUR 700 711,570
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 6,365 5,642,509
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 .................. 659 650,716
6.50%, 05/15/27 .................. 9,189 9,531,750
4.75%, 10/15/27 .................. 921 865,280
3.75%, 01/15/28 .................. 189 171,045
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 380 439,643
Netflix, Inc., 4.38%, 11/15/26 ........... 1,040 1,028,414
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 5,280 4,757,069
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 79,730
Walt Disney Co. (The)
1.65%, 09/01/22 .................. 10 9,988
6.40%, 12/15/35 .................. 375 450,432
3.50%, 05/13/40 .................. 358 315,286
3.60%, 01/13/51 .................. 300 258,952
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................. USD 1,234 $ 1,104,430
2.25%, 08/15/31
(d)
................. EUR 773 684,674
30,534,749
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. USD 1,925 1,907,171
4.90%, 12/15/30 .................. 835 868,996
1.88%, 02/01/33 .................. 300 235,657
American Tower Corp.
3.50%, 01/31/23 .................. 680 684,153
3.38%, 10/15/26 .................. 995 955,594
3.95%, 03/15/29 .................. 615 584,317
2.10%, 06/15/30 .................. 1,995 1,637,632
2.70%, 04/15/31 .................. 600 503,958
Boston Properties LP
2.90%, 03/15/30 .................. 825 740,684
2.45%, 10/01/33 .................. 510 414,020
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 1,856 1,680,441
Camden Property Trust, 2.80%, 05/15/30 ... 290 262,871
Crown Castle International Corp.
3.80%, 02/15/28 .................. 1,075 1,034,880
4.30%, 02/15/29 .................. 715 698,763
2.10%, 04/01/31 .................. 200 162,128
2.50%, 07/15/31 .................. 1,200 1,006,213
2.90%, 04/01/41 .................. 200 149,127
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 1,248 1,129,440
Diversified Healthcare Trust, 9.75%, 06/15/25 705 738,488
Duke Realty LP, 3.05%, 03/01/50 ........ 120 93,324
Equinix, Inc.
2.90%, 11/18/26 .................. 575 542,965
3.90%, 04/15/32 .................. 800 750,571
3.00%, 07/15/50 .................. 225 161,956
2.95%, 09/15/51 .................. 665 467,333
ERP Operating LP, 2.85%, 11/01/26 ...... 530 510,126
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 998 895,914
GLP Capital LP
4.00%, 01/15/30 .................. 1,975 1,836,908
3.25%, 01/15/32 .................. 65 54,686
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 1,302 1,195,926
Healthpeak Properties, Inc.
3.00%, 01/15/30 .................. 458 415,743
2.88%, 01/15/31 .................. 75 66,639
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 1,407 1,239,820
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 .................. 6,570 6,021,668
5.63%, 07/15/32 .................. 3,331 3,011,957
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
.. 2,920 2,861,600
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 2,080 2,100,800
4.63%, 06/15/25
(b)
................. 2,345 2,333,275
4.50%, 09/01/26 .................. 3,798 3,760,020
5.75%, 02/01/27 .................. 2,046 2,107,380
4.50%, 01/15/28 .................. 4,794 4,722,090
3.88%, 02/15/29
(b)
................. 2,382 2,258,774
Mid-America Apartments LP, 1.70%, 02/15/31 230 187,341
MPT Operating Partnership LP
5.25%, 08/01/26 .................. 1,055 1,056,593
5.00%, 10/15/27 .................. 1,392 1,335,638
4.63%, 08/01/29 .................. 3,802 3,513,158
3.50%, 03/15/31 .................. 10,287 8,737,367
Prologis LP, 2.25%, 04/15/30 ........... 600 528,304

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.
3.88%, 04/15/25 .................. USD 450 $ 451,883
3.00%, 01/15/27 .................. 370 354,980
3.95%, 08/15/27 .................. 360 357,296
2.20%, 06/15/28 .................. 320 285,796
2.85%, 12/15/32 .................. 245 216,970
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 6,251 5,828,808
4.50%, 02/15/29
(b)
................. 3,005 2,714,927
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 .................. 847 783,475
4.00%, 09/15/29 .................. 741 661,513
SBA Communications Corp., 3.88%, 02/15/27 5,238 4,971,910
Service Properties Trust
4.35%, 10/01/24 .................. 238 220,493
7.50%, 09/15/25 .................. 2,993 2,987,403
5.50%, 12/15/27 .................. 973 885,430
Simon Property Group LP, 3.80%, 07/15/50 .. 660 574,280
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,546 1,540,492
UDR, Inc.
3.20%, 01/15/30 .................. 300 277,559
2.10%, 08/01/32 .................. 85 68,671
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 1,250 1,271,875
4.75%, 04/15/28 .................. 3,934 3,511,095
6.50%, 02/15/29 .................. 4,350 3,753,658
6.00%, 01/15/30 .................. 1,095 913,170
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 612,391
VICI Properties LP
3.50%, 02/15/25
(b)
................. 1,430 1,372,828
4.25%, 12/01/26
(b)
................. 1,895 1,795,759
4.63%, 12/01/29
(b)
................. 1,494 1,402,866
4.13%, 08/15/30
(b)
................. 1,622 1,457,156
5.13%, 05/15/32 .................. 605 600,390
Welltower, Inc., 2.05%, 01/15/29 ......... 485 421,173
108,456,656
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 1,415 1,265,501
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 2,763 2,521,238
4.63%, 01/15/27 .................. 3,977 3,725,156
5.88%, 02/15/28 .................. 4,284 4,160,835
4.88%, 02/15/30 .................. 3,830 3,466,361
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 .................. GBP 300 330,444
4.50%, 02/16/26 .................. 1,141 1,303,829
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... EUR 800 358,683
5.25%, 04/15/27 .................. 900 740,575
Iceland Bondco plc
(d)
4.63%, 03/15/25 .................. GBP 1,225 1,318,978
4.38%, 05/15/28 .................. 625 619,324
Market Bidco Finco plc, 5.50%, 11/04/27
(d)
... 1,494 1,671,981
Ocado Group plc, 3.88%, 10/08/26
(d)
...... 835 905,756
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 2,389 2,123,176
Picard Groupe SAS, 3.88%, 07/01/26
(d)
.... EUR 504 497,135
Quatrim SASU, 5.88%, 01/15/24
(d)
....... 900 925,719
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 669 669,488
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 2,718 2,510,617
Walmart, Inc., 2.65%, 09/22/51 ......... 530 413,795
29,528,591
Security
Par (000)
Par (000) Value
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 .................. USD 7,050 $ 6,609,587
4.63%, 11/15/28 .................. 1,734 1,560,600
General Mills, Inc., 3.00%, 02/01/51 ...... 46 35,069
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............. 430 400,787
JBS USA LUX SA, 3.75%, 12/01/31
(b)
...... 2,114 1,860,320
JDE Peet's NV, 1.38%, 01/15/27
(b)
........ 1,130 985,575
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(l)
................... 231 161,700
Kraft Heinz Foods Co.
6.50%, 02/09/40 .................. 1,215 1,334,380
4.38%, 06/01/46 .................. 239 209,397
4.88%, 10/01/49 .................. 5,265 4,901,899
5.50%, 06/01/50 .................. 8,287 8,344,768
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 .................. 1,161 1,129,073
4.13%, 01/31/30 .................. 2,309 2,060,505
4.38%, 01/31/32 .................. 2,070 1,849,048
Pilgrim's Pride Corp.
(b)
4.25%, 04/15/31 .................. 140 127,750
3.50%, 03/01/32 .................. 4,415 3,730,675
Post Holdings, Inc.
(b)
5.75%, 03/01/27 .................. 526 518,767
5.63%, 01/15/28 .................. 942 890,661
5.50%, 12/15/29 .................. 124 112,840
4.63%, 04/15/30 .................. 444 379,620
4.50%, 09/15/31 .................. 186 154,678
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 569 653,652
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,620 3,266,579
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(d)
EUR 687 741,127
42,019,057
Gas Utilities — 0.0%
Atmos Energy Corp., 2.85%, 02/15/52 ..... USD 305 232,074
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 376,627
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(d)
123 122,151
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 1,847 1,512,000
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 619 562,888
2,805,740
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.75%, 11/30/36 .................. 345 373,169
6.15%, 11/30/37 .................. 240 289,944
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................. EUR 200 205,222
4.63%, 07/15/28
(b)
................. USD 7,825 7,443,844
3.88%, 11/01/29
(b)
................. 1,508 1,353,023
Becton Dickinson and Co.
3.73%, 12/15/24 .................. 158 158,104
3.70%, 06/06/27 .................. 2,175 2,137,753
4.69%, 12/15/44 .................. 540 519,981
4.67%, 06/06/47 .................. 285 276,749
3.79%, 05/20/50 .................. 61 52,641
DH Europe Finance II SARL, 2.05%, 11/15/22 715 714,737
Embecta Corp.
(b)
5.00%, 02/15/30 .................. 1,373 1,239,132
6.75%, 02/15/30 .................. 1,236 1,198,920
Hologic, Inc., 3.25%, 02/15/29
(b)
......... 746 664,585
Mozart Debt Merger Sub, Inc., 5.25%,
10/01/29
(b)
..................... 9,376 8,157,120

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 .................. USD 5,484 $ 5,579,970
7.25%, 02/01/28 .................. 7,528 7,603,280
Teleflex, Inc., 4.25%, 06/01/28
(b)
......... 1,117 1,052,773
39,020,947
Health Care Providers & Services — 1.1%
180 Medical, Inc., 3.88%, 10/15/29
(b)
...... 660 587,400
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 705 686,571
5.00%, 04/15/29 .................. 1,223 1,158,793
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 449 424,305
5.13%, 03/01/30 .................. 386 331,960
Aetna, Inc.
4.75%, 03/15/44 .................. 550 534,054
3.88%, 08/15/47 .................. 126 108,694
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 2,676 2,415,090
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 446 354,012
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 554 466,745
Anthem, Inc.
2.38%, 01/15/25 .................. 105 101,673
4.65%, 01/15/43 .................. 250 243,836
3.70%, 09/15/49 .................. 450 384,948
CAB SELAS, 3.38%, 02/01/28
(d)
......... EUR 514 482,869
Cano Health LLC, 6.25%, 10/01/28
(b)
...... USD 872 804,420
Centene Corp.
4.25%, 12/15/27 .................. 552 535,440
2.45%, 07/15/28 .................. 5,512 4,808,724
4.63%, 12/15/29 .................. 2,611 2,528,819
3.00%, 10/15/30 .................. 9,966 8,670,420
2.50%, 03/01/31 .................. 14,947 12,424,694
2.63%, 08/01/31 .................. 3,219 2,674,055
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
.... EUR 1,468 1,393,800
Cigna Corp.
4.13%, 11/15/25 .................. USD 400 403,878
6.13%, 11/15/41 .................. 140 157,221
4.90%, 12/15/48 .................. 145 144,190
CommonSpirit Health
3.35%, 10/01/29 .................. 500 465,324
2.78%, 10/01/30 .................. 225 198,801
3.91%, 10/01/50 .................. 440 383,598
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 .................. 9,717 10,045,435
5.63%, 03/15/27 .................. 3,353 3,196,222
6.00%, 01/15/29 .................. 5,391 5,095,519
6.88%, 04/15/29 .................. 273 239,426
6.13%, 04/01/30 .................. 1,702 1,399,895
CVS Health Corp.
3.50%, 07/20/22 .................. 2,370 2,372,372
1.30%, 08/21/27 .................. 160 140,054
4.30%, 03/25/28 .................. 789 792,499
1.88%, 02/28/31 .................. 3,235 2,655,666
5.13%, 07/20/45 .................. 1,150 1,150,994
5.05%, 03/25/48 .................. 530 533,193
Encompass Health Corp.
4.50%, 02/01/28 .................. 346 319,888
4.75%, 02/01/30 .................. 4,043 3,653,861
4.63%, 04/01/31 .................. 1,444 1,274,330
HCA, Inc.
5.88%, 05/01/23 .................. 300 309,450
5.38%, 02/01/25 .................. 2,268 2,333,205
5.38%, 09/01/26 .................. 5,759 5,894,365
5.63%, 09/01/28 .................. 3,494 3,610,839
5.88%, 02/01/29 .................. 135 140,622
3.50%, 09/01/30 .................. 10,723 9,605,985
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.50%, 06/15/47 .................. USD 960 $ 942,174
5.25%, 06/15/49 .................. 965 919,756
3.50%, 07/15/51 .................. 460 341,144
4.63%, 03/15/52
(b)
................. 2,425 2,116,669
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 2,536 2,317,270
Humana, Inc., 2.15%, 02/03/32 ......... 255 209,891
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................. 299 236,611
Kedrion SpA, 3.38%, 05/15/26
(d)
......... EUR 400 405,101
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 800 928,266
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. USD 1,540 1,570,800
4.38%, 02/15/27 .................. 1,962 1,814,850
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,264 2,790,720
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 445 389,375
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 2,891,980
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 .................. 3,004 2,807,659
3.88%, 11/15/30 .................. 2,361 2,129,598
3.88%, 05/15/32 .................. 2,761 2,424,103
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 2,100 1,887,837
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
.... 1,148 1,123,766
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 5,756 5,770,390
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 666,893
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 5,077 4,981,806
10.00%, 04/15/27 ................. 4,850 5,068,250
Sutter Health
Series 20A, 2.29%, 08/15/30 ......... 870 747,497
Series 20A, 3.36%, 08/15/50 ......... 244 191,877
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 368,168
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 132 131,641
4.63%, 09/01/24
(b)
................. 1,371 1,359,004
4.88%, 01/01/26
(b)
................. 8,341 8,167,299
5.13%, 11/01/27
(b)
................. 9,526 9,249,413
4.63%, 06/15/28
(b)
................. 234 220,545
6.13%, 10/01/28
(b)
................. 2,154 2,067,732
4.25%, 06/01/29
(b)
................. 446 402,956
UnitedHealth Group, Inc.
3.50%, 08/15/39 .................. 775 697,837
2.75%, 05/15/40 .................. 345 277,084
4.75%, 07/15/45 .................. 440 459,269
4.25%, 06/15/48 .................. 510 494,637
3.70%, 08/15/49 .................. 400 356,821
3.25%, 05/15/51 .................. 180 148,683
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,284 2,358,230
171,071,756
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 .................. 1,065 1,059,675
5.00%, 05/15/27 .................. 3,901 3,865,189
4,924,864
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 .................. 2,266 2,314,549
3.88%, 01/15/28 .................. 2,630 2,419,600
4.38%, 01/15/28 .................. 3,746 3,418,225
4.00%, 10/15/30 .................. 2,711 2,317,498

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(k)
..................... EUR 600 $ 611,956
0.70%, 12/07/27
(i)
................. 892 468,631
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,196,089
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 495 516,033
4.75%, 12/01/27 .................. 1,104 1,043,435
4.75%, 06/15/31
(b)
................. 4,025 3,639,807
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 3,076 2,852,990
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(d)
.......... EUR 225 234,990
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. USD 14,731 14,891,126
8.13%, 07/01/27 .................. 11,522 12,040,490
4.63%, 10/15/29 .................. 6,880 5,899,600
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,952 6,078,480
Carnival Corp.
10.13%, 02/01/26
(d)
................ EUR 915 1,052,155
10.50%, 02/01/26
(b)
................ USD 3,442 3,786,200
7.63%, 03/01/26
(d)
................. EUR 636 670,277
5.75%, 03/01/27
(b)
................. USD 7,979 7,225,104
9.88%, 08/01/27
(b)
................. 4,462 4,808,898
4.00%, 08/01/28
(b)
................. 12,094 10,886,293
6.00%, 05/01/29
(b)
................. 5,863 5,262,043
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,271,812
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
.. 6,368 6,138,179
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 4,086 4,106,430
6.50%, 10/01/28 .................. 435 436,087
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
..................... 4,311 3,079,132
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 4,900 4,811,359
4.75%, 01/15/28 .................. 3,388 3,172,134
Cirsa Finance International SARL
(d)
4.75%, 05/22/25 .................. EUR 1,133 1,140,128
4.50%, 03/15/27 .................. 274 259,891
Codere Finance 2 Luxembourg SA
8.00%, 09/30/26
(d)(e)
................ 1,127 1,243,115
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)(j)
.................. USD 135 129,102
2.00%, (2.00% Cash or 12.75% PIK),
11/30/27
(a)(d)(j)
.................. EUR 256 256,621
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 .................. GBP 619 746,192
4.50%, 08/28/27 .................. 200 238,941
Expedia Group, Inc.
3.60%, 12/15/23 .................. USD 1,510 1,509,963
6.25%, 05/01/25
(b)
................. 308 321,466
3.25%, 02/15/30 .................. 270 240,848
2.95%, 03/15/31 .................. 890 763,767
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 .................. 2,742 2,487,652
6.75%, 01/15/30 .................. 4,375 3,784,900
Food Service Project SA, 5.50%, 01/21/27
(d)
. EUR 1,086 1,067,472
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 .................. USD 8,490 8,305,873
5.05%, 01/27/27 .................. 2,130 1,799,850
Gamma Bidco SpA
(d)
5.13%, 07/15/25 .................. EUR 380 385,848
6.25%, 07/15/25 .................. 1,139 1,180,560
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................. USD 1,228 1,252,941
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75%, 05/01/28
(b)
................. USD 1,614 $ 1,636,999
4.88%, 01/15/30 .................. 4,143 3,996,752
4.00%, 05/01/31
(b)
................. 1,656 1,481,044
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,163,250
Inter Media & Communication SpA, 6.75%,
02/09/27
(d)
..................... EUR 408 407,995
International Game Technology plc, 3.50%,
06/15/26
(d)
..................... 200 204,966
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... USD 490 504,296
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 2,032 1,971,650
8.00%, 04/15/26 .................. 1,674 1,634,401
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 2,357 2,312,806
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 1,058,780
Melco Resorts Finance Ltd.
(d)
4.88%, 06/06/25 .................. 1,000 893,390
5.63%, 07/17/27 .................. 630 537,862
5.75%, 07/21/28 .................. 1,000 833,750
5.38%, 12/04/29 .................. 431 346,955
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 586,500
MGM China Holdings Ltd., 5.25%, 06/18/25
(d)
. 4,116 3,691,023
MGM Resorts International
6.00%, 03/15/23 .................. 5,798 5,863,228
5.75%, 06/15/25 .................. 261 259,293
Midco GB SASU, 7.75%, 11/01/27
(a)(d)
..... EUR 250 265,979
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 2,139 1,877,037
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 .................. 2,260 2,087,811
7.75%, 02/15/29 .................. 882 855,540
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 3,181 2,862,900
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,734 1,900,941
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
560 472,500
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,443 1,461,037
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 700 560,000
5.88%, 09/01/31 .................. 888 699,300
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,501 1,422,768
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 747 781,549
9.13%, 06/15/23 .................. 1,114 1,150,021
11.50%, 06/01/25 ................. 2,600 2,826,720
5.50%, 08/31/26 .................. 982 915,023
5.38%, 07/15/27 .................. 3,209 2,948,895
5.50%, 04/01/28 .................. 6,099 5,565,337
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 1,982 2,076,145
7.00%, 05/15/28 .................. 1,055 1,080,096
7.25%, 11/15/29 .................. 475 498,607
Sisal Group SpA, 7.00%, 07/31/23
(d)
...... EUR 935 986,378
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 4,710 4,892,512
Station Casinos LLC
(b)
4.50%, 02/15/28 .................. 933 846,861
4.63%, 12/01/31 .................. 1,835 1,537,831
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 .................. GBP 1,111 1,404,012
8.25%, 07/31/25 .................. 1,102 1,401,222
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
................. USD 800 677,000
5.00%, 01/15/29
(b)
................. 3,070 2,092,972
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 975,465
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,358 1,198,435

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... USD 1,844 $ 1,718,682
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 2,243 2,062,820
Wynn Macau Ltd., 5.50%, 01/15/26
(d)
...... 4,974 4,302,510
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 1,855 1,911,587
5.13%, 10/01/29 .................. 4,613 4,039,235
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................. 3,298 3,137,223
5.35%, 11/01/43 .................. 48 43,920
238,686,543
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. 764 642,864
4.63%, 04/01/30 .................. 1,114 912,087
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 .................. 1,588 1,404,499
4.88%, 02/15/30 .................. 3,450 2,880,750
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,854,789
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 1,758 1,749,649
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 1,303 1,108,637
Meritage Homes Corp., 5.13%, 06/06/27 .... 595 581,612
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
520 491,400
Newell Brands, Inc.
4.88%, 06/01/25 .................. 90 91,168
5.75%, 04/01/46
(e)
................. 814 758,037
Nobel Bidco BV, 3.13%, 06/15/28
(d)
....... EUR 582 509,727
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,406,198
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 2,493 1,925,843
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 55,662
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 2,472 2,141,395
3.88%, 10/15/31 .................. 2,855 2,365,596
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,690,475
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 1,900 1,835,837
5.70%, 06/15/28 .................. 343 328,687
27,734,912
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 1,410 1,218,846
4.13%, 04/30/31
(b)
................. 1,294 1,109,605
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 .................. 948 910,080
4.75%, 06/15/28 .................. 552 485,329
4.38%, 03/31/29 .................. 108 89,931
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,374,600
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 .................. 340 316,200
5.50%, 07/15/30 .................. 446 415,050
3.88%, 03/15/31 .................. 359 300,662
6,220,303
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 .................. 1,345 1,204,939
2.45%, 01/15/31 .................. 860 713,121
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 1,581 1,561,238
4.50%, 02/15/28 .................. 1,333 1,233,985
5.13%, 03/15/28 .................. 11,867 10,779,686
4.63%, 02/01/29 .................. 200 174,789
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
5.00%, 02/01/31 .................. USD 732 $ 624,198
3.75%, 03/01/31 .................. 207 174,397
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 .................. 2,246 2,122,470
3.75%, 01/15/32 .................. 2,211 1,873,823
Colbun SA, 3.15%, 01/19/32
(b)
.......... 3,740 3,166,845
23,629,491
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
....... 753 785,002
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 1,145 1,119,088
Roper Technologies, Inc.
3.65%, 09/15/23 .................. 350 352,194
1.75%, 02/15/31 .................. 320 258,389
2,514,673
Insurance — 0.8%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 1,576 1,377,030
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 10,992 10,151,661
6.75%, 10/15/27 .................. 18,879 17,852,549
5.88%, 11/01/29 .................. 10,926 10,188,495
Allianz SE
(a)(b)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 26,200 23,711,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 10,600 8,609,320
American International Group, Inc., 4.80%,
07/10/45 ...................... 455 453,983
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 1,910 1,748,280
Aon Corp.
3.75%, 05/02/29 .................. 550 536,132
2.60%, 12/02/31 .................. 765 661,645
Aon Global Ltd., 4.60%, 06/14/44 ........ 365 347,568
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
.......... 602 624,602
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
...... 3,560 3,617,850
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ...................... 310 275,780
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
436 378,230
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
.................... GBP 1,500 1,518,409
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
...... 1,567 1,912,576
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,161 2,152,799
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................. 75 55,407
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(d)(k)
........... 1,091 1,084,454
HUB International Ltd.
(b)
7.00%, 05/01/26 .................. 8,054 7,982,883
5.63%, 12/01/29 .................. 605 555,088
Just Group plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.27%), 5.00%
(a)(d)(k)
GBP 550 572,297
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
............... 2,175 2,635,812
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
............... USD 11,150 10,118,625

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
(EUR Swap Annual 5 Year + 3.70%), 3.63%,
05/23/59
(d)
.................... EUR 300 $ 303,224
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 .................. USD 1,175 1,186,953
2.38%, 12/15/31 .................. 160 138,258
NFP Corp.
(b)
4.88%, 08/15/28 .................. 4,486 4,082,260
6.88%, 08/15/28 .................. 15,386 13,671,230
Progressive Corp. (The), 3.00%, 03/15/32 ... 190 172,624
Prudential Financial, Inc.
3.91%, 12/07/47 .................. 265 237,743
3.94%, 12/07/49 .................. 105 93,728
4.35%, 02/25/50 .................. 230 224,272
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(d)
... 677 683,847
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 987,729
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
.................... EUR 800 842,910
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 475 448,095
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 260 189,966
132,385,314
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 .................. 730 534,753
2.05%, 08/15/50 .................. 335 230,513
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 565 460,323
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
... 460 364,766
Twitter, Inc.
(b)
3.88%, 12/15/27 .................. 2,971 2,912,486
5.00%, 03/01/30 .................. 3,993 4,077,971
8,580,812
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 625 436,019
Amazon.com, Inc.
3.15%, 08/22/27 .................. 525 513,821
3.88%, 08/22/37 .................. 1,075 1,046,489
4.05%, 08/22/47 .................. 245 238,679
2.50%, 06/03/50 .................. 360 266,046
3.10%, 05/12/51 .................. 654 538,382
3.95%, 04/13/52 .................. 310 297,085
2.70%, 06/03/60 .................. 295 209,713
3.25%, 05/12/61 .................. 895 725,475
4.10%, 04/13/62 .................. 325 310,208
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,093,875
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 .................. 1,328 1,313,772
3.50%, 03/01/29 .................. 960 851,894
HSE Finance SARL, 5.63%, 10/15/26
(d)
.... EUR 1,101 1,045,350
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 .................. USD 3,414 3,182,429
5.63%, 02/15/29 .................. 1,965 1,896,225
4.13%, 08/01/30 .................. 1,364 1,219,075
3.63%, 10/01/31 .................. 827 687,981
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(d)(k)
.............. EUR 925 831,894
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
..................... GBP 1,418 1,609,215
20,313,627
IT Services — 0.3%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 4,676 4,278,540
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 729 641,520
Security
Par (000)
Par (000) Value
IT Services (continued)
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... USD 1,306 $ 1,160,681
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
... EUR 720 748,778
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 2,162,813
Block, Inc., 3.50%, 06/01/31
(b)
.......... 6,725 5,632,188
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 .................. 2,992 2,756,111
4.00%, 07/01/29 .................. 4,194 3,868,503
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 5,124 4,919,040
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 968 851,240
5.63%, 09/15/28 .................. 1,358 1,163,643
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
.... EUR 785 789,573
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
................ USD 844 683,117
Fiserv, Inc.
3.50%, 07/01/29 .................. 10 9,331
2.65%, 06/01/30 .................. 755 654,783
4.40%, 07/01/49 .................. 225 202,736
Gartner, Inc.
(b)
4.50%, 07/01/28 .................. 2,429 2,327,991
3.63%, 06/15/29 .................. 1,367 1,223,465
3.75%, 10/01/30 .................. 4,914 4,382,305
Global Payments, Inc.
1.20%, 03/01/26 .................. 955 857,845
3.20%, 08/15/29 .................. 1,300 1,182,546
4.15%, 08/15/49 .................. 205 177,477
International Business Machines Corp.
4.15%, 05/15/39 .................. 600 568,370
4.00%, 06/20/42 .................. 25 22,903
4.25%, 05/15/49 .................. 665 625,779
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,842 1,724,573
Mastercard, Inc.
3.35%, 03/26/30 .................. 245 237,052
3.85%, 03/26/50 .................. 160 151,040
Nexi SpA, 0.00%, 02/24/28
(d)(i)(m)
......... EUR 600 490,714
Northwest Fiber LLC
(b)
4.75%, 04/30/27 .................. USD 2,879 2,618,969
6.00%, 02/15/28 .................. 1,475 1,234,133
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 455 430,089
3.25%, 06/01/50 .................. 155 122,585
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 1,215 1,224,113
Twilio, Inc., 3.88%, 03/15/31 ........... 2,907 2,498,479
United Group BV
(d)
4.88%, 07/01/24 .................. EUR 1,166 1,189,118
4.00%, 11/15/27 .................. 1,411 1,320,479
4.63%, 08/15/28 .................. 142 133,025
5.25%, 02/01/30 .................. 176 162,031
55,427,678
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................. USD 1,953 1,860,232
6.20%, 10/01/40 .................. 875 907,813
5.45%, 11/01/41 .................. 1,769 1,775,634
4,543,679
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 1,754 1,674,246
3.75%, 03/15/29 .................. 347 314,035
4.00%, 03/15/31 .................. 1,058 944,592
PRA Health Sciences, Inc., 2.88%, 07/15/26 . 3,341 3,095,570
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,288 3,793,379
9,821,822

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Machinery — 0.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. USD 360 $ 357,300
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 814 734,635
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
................ 620 566,635
Deere & Co., 3.75%, 04/15/50 .......... 25 23,671
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 559,000
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 3,667,429
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,542 2,605,550
IMA Industria Macchine Automatiche SpA
(d)
3.75%, 01/15/28 .................. EUR 677 632,854
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 600,174
Meritor, Inc., 4.50%, 12/15/28
(b)
......... USD 567 566,291
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 700,785
Novafives SAS, 5.00%, 06/15/25
(d)
....... EUR 787 683,375
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 745,450
Otis Worldwide Corp.
3.11%, 02/15/40 .................. 108 87,341
3.36%, 02/15/50 .................. 10 7,816
Renk AG, 5.75%, 07/15/25
(d)
........... EUR 709 738,984
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 1,752 1,576,800
Schenck Process Holding GmbH, 5.38%,
06/15/23
(d)
..................... EUR 788 816,753
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 658 659,645
Terex Corp., 5.00%, 05/15/29
(b)
......... 2,325 2,136,535
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 6,025 5,814,125
Titan International, Inc., 7.00%, 04/30/28 ... 371 363,580
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................. EUR 630 606,491
7.63%, 07/15/28
(b)
................. USD 3,551 3,417,305
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
. EUR 1,148 1,118,658
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,539 7,999,506
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 2,282 1,910,034
39,696,722
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ......... 1,074 1,108,443
Seaspan Corp., 5.50%, 08/01/29 ........ 2,894 2,575,660
3,684,103
Media — 1.4%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 825 749,719
Altice Financing SA
2.25%, 01/15/25
(d)
................. EUR 1,003 982,068
3.00%, 01/15/28
(d)
................. 376 334,274
5.00%, 01/15/28
(b)
................. USD 6,698 5,591,022
4.25%, 08/15/29
(d)
................. EUR 471 422,349
5.75%, 08/15/29
(b)
................. USD 9,083 7,652,519
AMC Networks, Inc.
5.00%, 04/01/24 .................. 266 263,335
4.75%, 08/01/25 .................. 1,561 1,507,341
4.25%, 02/15/29 .................. 940 818,232
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 973,335
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 2,660 2,282,307
Charter Communications Operating LLC
4.46%, 07/23/22 .................. 2,670 2,674,574
4.50%, 02/01/24 .................. 655 663,070
2.80%, 04/01/31 .................. 255 211,730
6.38%, 10/23/35 .................. 810 853,362
6.48%, 10/23/45 .................. 1,840 1,854,541
5.75%, 04/01/48 .................. 100 93,890
5.13%, 07/01/49 .................. 905 777,156
Security
Par (000)
Par (000) Value
Media (continued)
3.90%, 06/01/52 .................. USD 200 $ 144,300
3.85%, 04/01/61 .................. 455 310,046
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,376,837
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 .................. 11,633 10,931,530
7.75%, 04/15/28 .................. 6,442 6,071,585
7.50%, 06/01/29 .................. 7,419 7,001,310
Comcast Corp.
3.15%, 03/01/26 .................. 2,725 2,675,905
2.35%, 01/15/27 .................. 300 281,480
4.15%, 10/15/28 .................. 1,232 1,238,634
2.65%, 02/01/30 .................. 225 203,449
4.60%, 10/15/38 .................. 600 598,307
3.75%, 04/01/40 .................. 190 170,688
4.00%, 08/15/47 .................. 240 216,639
2.80%, 01/15/51 .................. 1,705 1,257,006
2.89%, 11/01/51
(b)
................. 2,548 1,878,844
CSC Holdings LLC
5.25%, 06/01/24 .................. 4,991 4,878,104
5.38%, 02/01/28
(b)
................. 4,003 3,675,294
6.50%, 02/01/29
(b)
................. 3,885 3,690,750
5.75%, 01/15/30
(b)
................. 1,015 842,450
4.13%, 12/01/30
(b)
................. 5,763 4,754,475
4.63%, 12/01/30
(b)
................. 7,561 5,784,165
3.38%, 02/15/31
(b)
................. 980 765,360
4.50%, 11/15/31
(b)
................. 2,813 2,310,514
Directv Financing LLC, 5.88%, 08/15/27
(b)
... 4,041 3,803,591
DISH DBS Corp.
5.88%, 07/15/22 .................. 6,903 6,911,215
5.00%, 03/15/23 .................. 3,957 3,920,121
5.25%, 12/01/26
(b)
................. 12,489 11,466,775
5.75%, 12/01/28
(b)
................. 10,844 9,699,741
5.13%, 06/01/29 .................. 2,119 1,655,172
Fox Corp., 3.05%, 04/07/25 ........... 575 564,128
GCI LLC, 4.75%, 10/15/28
(b)
........... 3,014 2,795,485
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 200 202,537
iHeartCommunications, Inc., 8.38%, 05/01/27 239 236,610
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ...................... 180 145,781
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 858,416
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 3,161 3,141,323
5.13%, 07/15/29 .................. 3,590 3,267,995
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 541,535
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 2,955 2,810,944
4.25%, 01/15/29 .................. 999 869,130
4.63%, 03/15/30 .................. 85 76,058
Paramount Global
4.38%, 03/15/43 .................. 592 489,308
5.85%, 09/01/43 .................. 229 231,420
4.95%, 05/19/50 .................. 77 69,726
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%),
6.38%, 03/30/62
(a)
............... 5,523 5,352,698
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 7,013 6,458,202
6.50%, 09/15/28 .................. 12,636 11,119,680
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
... 128 113,779
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.88%
(a)(d)(k)
.................... EUR 1,700 1,619,059
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... USD 3,455 2,865,750

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. USD 4,137 $ 3,811,211
5.00%, 08/01/27 .................. 1,192 1,150,280
4.00%, 07/15/28 .................. 3,137 2,835,064
5.50%, 07/01/29 .................. 4,612 4,435,176
4.13%, 07/01/30 .................. 49 43,027
3.88%, 09/01/31 .................. 5,585 4,716,588
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 1,577 1,392,002
Summer BC Holdco A SARL, 9.25%, 10/31/27
(d)
EUR 631 659,346
Summer BC Holdco B SARL, 5.75%, 10/31/26
(d)
1,919 1,995,034
Summer BidCo BV
(d)
9.00%, 11/15/25
(a)
................. 754 729,914
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(j)
..................... 338 344,592
Tele Columbus AG, 3.88%, 05/02/25
(d)
..... 2,143 2,051,583
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 3,600 3,438,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 4,150 4,056,168
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 3,353 3,294,323
6.63%, 06/01/27 .................. 1,333 1,336,332
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 4,428 3,891,105
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 1,856 1,614,720
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
................ GBP 567 646,133
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 7,370 6,695,350
VZ Secured Financing BV, 3.50%, 01/15/32
(d)
. EUR 1,019 916,432
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 .................. USD 783 767,340
5.13%, 02/28/30 .................. 2,165 1,878,137
Ziggo BV, 4.88%, 01/15/30
(b)
........... 2,968 2,630,390
227,376,922
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
..................... 3,359 3,434,578
Allegheny Technologies, Inc.
4.88%, 10/01/29 .................. 769 699,721
5.13%, 10/01/31 .................. 867 783,152
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 868 768,180
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,255,870
Arconic Corp.
(b)
6.00%, 05/15/25 .................. 1,922 1,928,554
6.13%, 02/15/28 .................. 4,386 4,248,938
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 33,057
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 44,297
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 9,547 9,761,807
Carpenter Technology Corp., 7.63%, 03/15/30 1,242 1,264,632
Commercial Metals Co.
4.13%, 01/15/30 .................. 563 512,330
4.38%, 03/15/32 .................. 1,677 1,496,722
Constellium SE
4.25%, 02/15/26
(d)
................. EUR 600 623,875
5.88%, 02/15/26
(b)
................. USD 4,305 4,262,639
5.63%, 06/15/28
(b)
................. 1,468 1,405,610
3.75%, 04/15/29
(b)
................. 6,684 5,780,524
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 1,269 1,138,686
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
..................... 3,289 3,264,382
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 1,821 1,496,976
Glencore Funding LLC, 2.63%, 09/23/31
(b)
... 705 588,612
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 3,077 3,094,885
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... USD 995 $ 836,608
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 3,824 4,110,800
JSW Steel Ltd., 5.95%, 04/18/24
(d)
....... 630 636,300
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 952 873,460
4.50%, 06/01/31 .................. 1,725 1,487,813
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
5,464 1,092,800
Mineral Resources Ltd.
(b)
8.00%, 11/01/27 .................. 1,094 1,089,897
8.50%, 05/01/30 .................. 1,114 1,100,075
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 5,149 5,181,181
Newmont Corp.
2.80%, 10/01/29 .................. 235 213,120
5.45%, 06/09/44 .................. 200 217,232
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 2,341 2,247,360
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 3,515 3,207,262
4.75%, 01/30/30 .................. 7,581 6,972,473
3.88%, 08/15/31 .................. 4,048 3,471,160
Nucor Corp.
2.00%, 06/01/25 .................. 205 196,124
2.98%, 12/15/55 .................. 75 54,571
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... 4,374 4,297,455
Southern Copper Corp., 5.88%, 04/23/45 ... 150 164,813
Steel Dynamics, Inc.
2.40%, 06/15/25 .................. 95 90,660
1.65%, 10/15/27 .................. 535 471,999
3.25%, 10/15/50 .................. 410 321,724
thyssenkrupp AG, 2.88%, 02/22/24
(d)
...... EUR 962 997,102
United States Steel Corp., 6.88%, 03/01/29 .. USD 2,721 2,768,155
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
................ 2,175 2,269,205
8.95%, 03/11/25
(b)
................. 639 608,647
8.95%, 03/11/25
(d)
................. 2,627 2,502,218
Vedanta Resources Ltd.
7.13%, 05/31/23
(d)
................. 2,080 1,967,290
97,335,531
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 .................. 217 218,628
4.38%, 01/15/27 .................. 862 804,151
1,022,779
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ...................... 430 419,599
Macy's Retail Holdings LLC
5.88%, 03/15/30 .................. 388 364,080
6.13%, 03/15/32 .................. 388 358,900
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 2,850 2,829,281
3,971,860
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 837,556
CMS Energy Corp., 4.88%, 03/01/44 ...... 200 200,240
Consumers Energy Co., 3.25%, 08/15/46 ... 775 655,591
Dominion Energy, Inc.
3.90%, 10/01/25 .................. 1,120 1,126,503
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(k)
..................... 10,005 9,137,567
Series C, 2.25%, 08/15/31 ........... 300 252,336

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
NiSource, Inc.
3.60%, 05/01/30 .................. USD 400 $ 373,958
3.95%, 03/30/48 .................. 290 246,217
San Diego Gas & Electric Co., 2.95%, 08/15/51 350 271,741
Sempra Energy
3.40%, 02/01/28 .................. 1,075 1,031,157
3.70%, 04/01/29 .................. 140 134,516
3.80%, 02/01/38 .................. 825 752,150
15,019,532
Oil, Gas & Consumable Fuels — 2.6%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(d)
700 707,131
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 2,889 2,977,199
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 .................. 1,634 1,591,075
5.75%, 01/15/28 .................. 732 711,731
5.38%, 06/15/29 .................. 2,488 2,332,052
Antero Resources Corp.
(b)
7.63%, 02/01/29 .................. 1,828 1,936,949
5.38%, 03/01/30 .................. 190 185,647
Apache Corp.
4.25%, 01/15/30 .................. 1,467 1,362,931
5.10%, 09/01/40 .................. 4,438 4,016,390
5.25%, 02/01/42 .................. 599 551,080
5.35%, 07/01/49 .................. 1,170 1,026,675
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 4,716 6,561,593
5.88%, 06/30/29 .................. 2,108 2,040,354
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 1,446 1,286,540
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
1,167 1,108,650
BP Capital Markets America, Inc.
3.19%, 04/06/25 .................. 730 723,358
3.02%, 01/16/27 .................. 582 560,240
3.59%, 04/14/27 .................. 732 721,035
4.23%, 11/06/28 .................. 758 761,145
3.63%, 04/06/30 .................. 530 511,085
1.75%, 08/10/30 .................. 60 49,895
3.06%, 06/17/41 .................. 1,025 834,977
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(k)
............... 20,125 19,293,838
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 318 304,863
5.85%, 11/15/43 .................. 1,712 1,365,320
5.60%, 10/15/44 .................. 978 784,845
Callon Petroleum Co.
6.13%, 10/01/24 .................. 1,545 1,525,317
9.00%, 04/01/25
(b)
................. 6,076 6,440,560
6.38%, 07/01/26 .................. 507 489,255
8.00%, 08/01/28
(b)
................. 6,355 6,573,103
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 499,875
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 390 310,996
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 1,925 1,921,237
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 995 1,032,965
5.13%, 06/30/27 .................. 1,165 1,196,593
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 3,843 3,679,673
4.00%, 03/01/31 .................. 3,622 3,278,290
3.25%, 01/31/32
(b)
................. 4,438 3,794,490
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 18,461 17,861,018
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 .................. 71 70,199
6.75%, 04/15/29 .................. 4,805 4,835,031
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. USD 1,719 $ 1,707,191
6.38%, 06/15/26 .................. 2,934 2,915,809
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
706 649,520
CNX Resources Corp., 6.00%, 01/15/29
(b)
... 562 554,452
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 1,517 1,589,073
5.88%, 07/01/29 .................. 4,170 4,149,150
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 1,671 1,705,255
6.75%, 03/01/29 .................. 4,054 4,099,324
5.88%, 01/15/30 .................. 4,058 3,905,054
ConocoPhillips Co., 3.80%, 03/15/52 ...... 365 328,274
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................. 1,036 942,362
4.50%, 02/09/27
(d)
................. 1,931 1,757,280
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
.... 155 151,379
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 5,163 4,761,835
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 5,919 5,830,215
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 .................. 1,548 1,507,365
6.00%, 02/01/29 .................. 1,758 1,709,936
8.00%, 04/01/29 .................. 1,564 1,630,470
CrownRock LP, 5.63%, 10/15/25
(b)
....... 7,169 7,169,000
Cullinan Holdco SCSp, 4.63%, 10/15/26
(d)
... EUR 599 574,348
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................. USD 1,578 1,764,354
6.75%, 09/15/37
(b)
................. 4,179 4,693,059
5.60%, 04/01/44 .................. 350 334,593
Devon Energy Corp.
5.25%, 10/15/27 .................. 1,070 1,104,386
4.50%, 01/15/30 .................. 500 488,456
4.75%, 05/15/42 .................. 323 307,233
Diamondback Energy, Inc.
3.50%, 12/01/29 .................. 1,445 1,355,009
3.13%, 03/24/31 .................. 269 240,048
4.25%, 03/15/52 .................. 200 175,039
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 3,337 3,036,670
4.38%, 06/15/31 .................. 4,315 3,865,722
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
..................... 2,364 2,355,596
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 .................. 2,394 2,118,307
4.39%, 11/30/46 .................. 3,555 2,995,087
Enbridge, Inc.
4.00%, 10/01/23 .................. 500 504,771
0.55%, 10/04/23 .................. 355 341,986
2.50%, 01/15/25 .................. 1,040 1,008,622
4.25%, 12/01/26 .................. 500 504,415
3.70%, 07/15/27 .................. 144 140,783
3.13%, 11/15/29 .................. 425 392,155
4.50%, 06/10/44 .................. 30 27,906
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 13,737,516
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
.................... 2,262 2,194,203
Energy Transfer LP
5.00%, 10/01/22 .................. 300 300,879
5.88%, 01/15/24 .................. 3,740 3,853,320
4.90%, 02/01/24 .................. 245 248,414
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
..................... 4,948 4,701,144

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 04/15/29 .................. USD 270 $ 274,248
5.95%, 10/01/43 .................. 220 213,206
5.15%, 03/15/45 .................. 1,250 1,126,746
5.40%, 10/01/47 .................. 200 183,765
6.00%, 06/15/48 .................. 495 484,520
6.25%, 04/15/49 .................. 1,735 1,750,885
5.00%, 05/15/50 .................. 100 88,930
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................. 2,448 2,425,722
5.38%, 06/01/29 .................. 2,090 2,034,260
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 1,979 1,954,065
4.15%, 06/01/25 .................. 1,083 1,053,217
4.85%, 07/15/26 .................. 1,641 1,595,873
5.60%, 04/01/44 .................. 1,173 967,813
5.05%, 04/01/45 .................. 466 358,778
5.45%, 06/01/47 .................. 427 345,870
Enterprise Products Operating LLC
6.45%, 09/01/40 .................. 150 169,219
4.85%, 08/15/42 .................. 105 100,480
4.45%, 02/15/43 .................. 1,130 1,022,386
4.85%, 03/15/44 .................. 5 4,799
4.80%, 02/01/49 .................. 575 547,873
4.20%, 01/31/50 .................. 930 815,153
3.30%, 02/15/53 .................. 240 180,339
EOG Resources, Inc., 4.95%, 04/15/50 .... 70 76,081
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 1,589 1,574,778
4.13%, 12/01/26 .................. 178 165,317
6.50%, 07/01/27
(b)
................. 4,017 4,057,170
4.50%, 01/15/29
(b)
................. 921 829,103
4.75%, 01/15/31
(b)
................. 3,573 3,185,687
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 560 480,507
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
..................... 2,053 1,700,721
Genesis Energy LP
6.50%, 10/01/25 .................. 1,078 1,024,100
7.75%, 02/01/28 .................. 840 808,500
GNL Quintero SA, 4.63%, 07/31/29
(d)
...... 1,584 1,537,975
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 194 216,310
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
..................... 5,565 5,398,050
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
... 333 342,000
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 1,178 1,142,660
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 569 577,342
Hess Corp.
4.30%, 04/01/27 .................. 955 946,117
5.60%, 02/15/41 .................. 925 942,047
5.80%, 04/01/47 .................. 300 316,631
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 3,305 3,031,643
HF Sinclair Corp., 2.63%, 10/01/23
(b)
...... 885 865,953
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
..... 448 446,051
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(d)
.. 700 660,625
India Green Energy Holdings, 5.38%,
04/29/24
(d)
..................... 1,695 1,661,100
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 3,147 2,785,095
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 941 781,030
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 .................. 286 325,633
6.38%, 03/01/41 .................. 75 80,002
5.40%, 09/01/44 .................. 850 823,401
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
3.15%, 01/15/23 .................. USD 2,105 $ 2,110,628
5.55%, 06/01/45 .................. 1,175 1,181,517
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
... 2,508 2,489,198
Marathon Oil Corp., 4.40%, 07/15/27 ...... 985 983,473
Marathon Petroleum Corp., 4.75%, 09/15/44 . 49 45,043
Matador Resources Co., 5.88%, 09/15/26 ... 8,854 8,692,326
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
. 2,590 2,564,100
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
..................... 798 791,417
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
.. 1,800 1,304,213
MPLX LP
1.75%, 03/01/26 .................. 1,160 1,059,405
4.25%, 12/01/27 .................. 790 782,613
4.00%, 03/15/28 .................. 425 412,043
Murphy Oil Corp.
5.75%, 08/15/25 .................. 559 559,000
5.88%, 12/01/27 .................. 1,175 1,166,187
6.37%, 12/01/42
(e)
................. 150 135,363
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,751,204
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 8,201 8,062,731
6.50%, 09/30/26 .................. 7,917 7,662,231
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 2,075,413
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,170,343
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
8,702 8,658,490
NuStar Logistics LP
5.75%, 10/01/25 .................. 752 748,240
6.00%, 06/01/26 .................. 2,322 2,316,520
6.38%, 10/01/30 .................. 47 46,274
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 431 452,011
5.50%, 12/01/25 .................. 1,091 1,110,093
8.88%, 07/15/30 .................. 1,484 1,782,418
6.63%, 09/01/30 .................. 5,743 6,223,976
6.20%, 03/15/40 .................. 3,254 3,368,346
4.50%, 07/15/44 .................. 753 647,580
6.60%, 03/15/46 .................. 546 595,140
4.40%, 04/15/46 .................. 427 366,195
4.40%, 08/15/49 .................. 427 362,226
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 4,207 4,085,523
Parkland Corp., 5.88%, 07/15/27
(b)
....... 2,224 2,156,613
PDC Energy, Inc., 6.13%, 09/15/24 ....... 568 569,289
Phillips 66, 3.30%, 03/15/52 ........... 510 392,070
Pioneer Natural Resources Co.
0.55%, 05/15/23 .................. 580 565,194
1.13%, 01/15/26 .................. 310 280,805
2.15%, 01/15/31 .................. 755 636,777
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 430 345,289
Puma International Financing SA, 5.13%,
10/06/24
(d)
..................... 829 791,695
Range Resources Corp., 4.88%, 05/15/25 ... 922 912,780
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
... 4,035 3,782,813
Repsol International Finance BV
(a)(d)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 559,915
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... 467 470,414
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 316,880
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 2,808 2,723,760
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(d)
. EUR 1,313 1,402,464
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. USD 975 1,008,813

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.63%, 03/01/25 .................. USD 1,105 $ 1,143,927
Santos Finance Ltd., 5.25%, 03/13/29
(d)
.... 1,100 1,099,630
SM Energy Co.
10.00%, 01/15/25
(b)
................ 6,636 7,168,340
5.63%, 06/01/25 .................. 421 411,527
6.75%, 09/15/26 .................. 712 708,412
6.63%, 01/15/27 .................. 393 390,988
6.50%, 07/15/28 .................. 2,480 2,444,908
Southwestern Energy Co.
5.95%, 01/23/25
(e)
................. 309 313,443
5.38%, 02/01/29 .................. 3,271 3,231,094
4.75%, 02/01/32 .................. 1,289 1,218,917
Spectra Energy Partners LP, 5.95%, 09/25/43 100 109,449
Sunoco LP
6.00%, 04/15/27 .................. 1,460 1,470,935
5.88%, 03/15/28 .................. 911 897,335
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 .................. 482 462,720
6.00%, 12/31/30 .................. 1,094 1,011,950
6.00%, 09/01/31 .................. 895 816,687
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 6,828 6,897,714
TerraForm Power Operating LLC
(b)
4.25%, 01/31/23 .................. 229 229,286
5.00%, 01/31/28 .................. 1,080 1,008,618
4.75%, 01/15/30 .................. 986 887,400
TotalEnergies Capital International SA, 3.13%,
05/29/50 ...................... 194 153,582
UGI International LLC, 2.50%, 12/01/29
(d)
... EUR 410 352,101
Valero Energy Corp.
2.85%, 04/15/25 .................. USD 153 148,826
4.35%, 06/01/28 .................. 370 369,000
4.00%, 06/01/52 .................. 90 74,802
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 6,366 5,808,975
4.13%, 08/15/31 .................. 5,825 5,286,187
3.88%, 11/01/33 .................. 12,378 10,769,479
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 1,373 1,340,391
Western Midstream Operating LP
4.75%, 08/15/28 .................. 256 249,280
4.55%, 02/01/30
(e)
................. 1,900 1,745,511
5.45%, 04/01/44 .................. 2,063 1,882,488
5.30%, 03/01/48 .................. 3,136 2,720,480
5.50%, 08/15/48 .................. 856 761,840
5.75%, 02/01/50
(e)
................. 8,490 7,481,048
Williams Cos., Inc. (The)
3.70%, 01/15/23 .................. 960 964,324
4.55%, 06/24/24 .................. 1,425 1,443,974
428,874,560
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 175,801
Suzano Austria GmbH
2.50%, 09/15/28 .................. 390 332,455
Series DM3N, 3.13%, 01/15/32 ........ 2,435 1,966,263
2,474,519
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(d)
................. EUR 1,299 1,283,361
4.75%, 04/15/26
(d)
................. 600 583,598
6.50%, 04/15/26
(b)
................. USD 500 486,250
4.75%, 01/15/29
(b)
................. 1,143 1,017,270
GSK Consumer Healthcare Capital US LLC,
3.63%, 03/24/32
(b)
................ 1,325 1,244,647
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 2,137 1,811,642
6,426,768
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
Almirall SA, 2.13%, 09/30/26
(d)
.......... EUR 381 $ 380,501
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. USD 155 135,662
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
..................... 1,869 1,768,579
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 .................. 1,654 1,658,863
9.00%, 12/15/25 .................. 6,400 6,424,032
6.13%, 02/01/27 .................. 1,603 1,539,056
7.00%, 01/15/28 .................. 279 230,175
5.00%, 02/15/29 .................. 1,202 845,313
6.25%, 02/15/29 .................. 1,883 1,370,372
7.25%, 05/30/29 .................. 4,529 3,425,939
5.25%, 02/15/31 .................. 260 180,700
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,530,805
Bristol-Myers Squibb Co.
2.90%, 07/26/24 .................. 332 330,100
3.40%, 07/26/29 .................. 25 24,236
2.95%, 03/15/32 .................. 31 28,484
3.70%, 03/15/52 .................. 460 407,641
3.90%, 03/15/62 .................. 230 201,647
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................. 3,091 2,994,406
2.38%, 03/01/28
(d)
................. EUR 1,258 1,167,872
3.13%, 02/15/29
(b)
................. USD 1,049 910,259
3.50%, 04/01/30
(b)
................. 4,209 3,661,031
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................. EUR 692 680,639
5.50%, 01/15/28
(b)
................. USD 2,250 2,154,173
Elanco Animal Health, Inc., 6.40%, 08/28/28
(e)
680 697,850
Endo DAC, 9.50%, 07/31/27
(b)
.......... 4,883 3,853,078
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 3,516 3,058,920
Gruenenthal GmbH
(d)
3.63%, 11/15/26 .................. EUR 558 556,968
4.13%, 05/15/28 .................. 1,423 1,389,103
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 3,967 3,654,599
Merck & Co., Inc.
3.40%, 03/07/29 .................. 155 152,114
2.15%, 12/10/31 .................. 760 661,673
2.75%, 12/10/51 .................. 325 248,019
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 .................. EUR 400 377,672
7.25%, 09/30/25 .................. 226 223,912
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................. 2,411 2,353,821
Organon & Co.
(b)
4.13%, 04/30/28 .................. USD 6,763 6,291,619
5.13%, 04/30/31 .................. 5,695 5,146,856
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,012 1,773,075
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,800 8,941,324
Pfizer, Inc.
3.45%, 03/15/29 .................. 240 234,197
2.55%, 05/28/40 .................. 245 197,506
4.30%, 06/15/43 .................. 155 153,871
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 935 703,679
Rossini SARL, 6.75%, 10/30/25
(d)
........ EUR 1,212 1,294,825
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 .................. USD 1,088 1,104,901
3.18%, 07/09/50 .................. 1,747 1,337,790
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25 .................. EUR 1,100 1,178,795
4.50%, 03/01/25 .................. 700 724,065
3.75%, 05/09/27 .................. 440 418,572
1.63%, 10/15/28
(d)
................. 300 246,522
4.38%, 05/09/30 .................. 359 334,771

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 .................. USD 1,400 $ 1,395,012
7.13%, 01/31/25 .................. 200 202,250
80,957,844
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 696 629,880
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 4,103 3,635,381
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 5,794 5,388,420
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 500 500,326
Korn Ferry, 4.63%, 12/15/27
(b)
.......... USD 1,965 1,861,838
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 1,471 1,246,772
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 1,789,670
15,052,287
Real Estate Management & Development — 0.7%
ADLER Group SA
(d)
3.25%, 08/05/25 .................. EUR 1,000 777,941
2.75%, 11/13/26 .................. 1,000 723,160
2.25%, 01/14/29 .................. 300 203,996
Aedas Homes Opco SLU, 4.00%, 08/15/26
(d)
. 429 427,700
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
. USD 6,052 2,148,460
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 257 189,345
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 4,380 4,126,234
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(d)(k)
............... EUR 1,100 1,112,437
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 314,905
Central China Real Estate Ltd.
(d)
7.90%, 11/07/23 .................. 557 214,375
7.25%, 08/13/24 .................. 498 166,301
China Aoyuan Group Ltd.
(d)(f)(l)
6.35%, 02/08/24 .................. 6,938 1,542,837
5.98%, 08/18/25 .................. 1,900 417,169
China Evergrande Group
(d)(f)(l)
11.50%, 01/22/23 ................. 4,595 522,107
10.00%, 04/11/23 ................. 3,674 409,421
7.50%, 06/28/23 .................. 1,500 172,781
12.00%, 01/22/24 ................. 3,281 372,804
10.50%, 04/11/24 ................. 930 108,287
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 .................. 1,810 1,411,800
7.38%, 04/09/24 .................. 3,699 2,496,825
CIFI Holdings Group Co. Ltd.
(d)
6.00%, 07/16/25 .................. 3,272 2,571,792
5.25%, 05/13/26 .................. 4,815 3,635,325
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
............... EUR 600 578,218
Country Garden Holdings Co. Ltd.
(d)
6.15%, 09/17/25 .................. USD 2,061 1,489,073
4.20%, 02/06/26 .................. 1,982 1,417,130
4.80%, 08/06/30 .................. 2,076 1,276,740
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
................ EUR 900 904,926
DIC Asset AG, 2.25%, 09/22/26
(d)
........ 900 818,563
Easy Tactic Ltd.
(d)
8.13%, 02/27/23 .................. USD 1,530 322,065
8.63%, 02/27/24 .................. 885 183,803
8.63%, 03/05/24 .................. 1,257 259,099
8.13%, 07/11/24 .................. 1,030 214,884
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.
(d)(f)(l)
15.00%, 12/18/21 ................. USD 1,735 $ 270,335
11.75%, 04/17/22 ................. 2,039 316,045
7.95%, 07/05/22 .................. 1,650 255,750
12.25%, 10/18/22 ................. 3,269 506,695
10.88%, 01/09/23 ................. 1,345 208,475
11.88%, 06/01/23 ................. 1,500 232,500
9.25%, 07/28/23 .................. 3,540 548,700
9.88%, 10/19/23 .................. 2,640 409,200
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
..... EUR 1,025 917,871
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,415,112
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,201 1,080,900
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
..................... 5,656 5,408,550
GLP Pte. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.74%),
4.50%
(a)(d)(k)
.................... 800 709,900
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 422,659
(EUR Swap Annual 5 Year + 3.15%), 2.63% 1,275 1,092,862
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 725,419
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. USD 1,636 1,585,726
4.13%, 02/01/29 .................. 1,028 925,594
4.38%, 02/01/31 .................. 1,789 1,591,172
JGC Ventures Pte. Ltd.
0.00%, 06/30/25 .................. 3 1,728
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(d)(f)(j)(l)
.................. 2,986 1,513,562
Kaisa Group Holdings Ltd.
(d)(f)(l)
11.95%, 10/22/22 ................. 1,345 289,427
11.50%, 01/30/23 ................. 1,413 300,969
10.88%, 07/23/23 ................. 3,811 800,310
9.75%, 09/28/23 .................. 1,565 314,956
11.95%, 11/12/23 ................. 1,980 415,800
9.38%, 06/30/24 .................. 744 159,867
Kennedy-Wilson, Inc., 4.75%, 02/01/30 .... 746 673,265
KWG Group Holdings Ltd., 5.95%, 08/10/25
(d)
5,766 2,075,760
Lai Sun MTN Ltd., 5.00%, 07/28/26
(d)
...... 1,000 920,938
Logan Group Co. Ltd., 5.25%, 10/19/25
(d)
... 2,030 553,175
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(d)(k)
.............. 2,389 2,394,495
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 .................. 3,051 3,101,151
3.93%, 02/28/30 .................. 3,080 3,015,127
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(f)(l)
................... 330 52,800
Modernland Overseas Pte. Ltd., 3.00%,
04/30/27
(d)(f)(l)
................... 1,450 656,184
New Metro Global Ltd.
(d)
6.50%, 05/20/22 .................. 212 207,760
6.80%, 08/05/23 .................. 2,910 2,066,100
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(d)(k)
.............. 6,084 5,475,600
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 .................. 1,008 601,020
6.95%, 07/23/23 .................. 895 420,650
6.25%, 08/10/24 .................. 2,062 855,730
Realogy Group LLC
(b)
5.75%, 01/15/29 .................. 1,995 1,672,349
5.25%, 04/15/30 .................. 1,079 874,195

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Redsun Properties Group Ltd., 10.50%,
10/03/22
(d)
..................... USD 4,159 $ 1,954,730
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 .................. 2,480 2,033,600
6.00%, 09/04/25 .................. 2,230 1,683,650
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 .................. 1,251 494,145
8.10%, 06/09/23 .................. 945 193,725
7.35%, 12/15/23 .................. 3,627 689,130
Scenery Journey Ltd.
(d)(f)(l)
11.50%, 10/24/22 ................. 6,977 770,958
12.00%, 10/24/23 ................. 10,432 1,142,956
13.75%, 11/06/23 ................. 464 51,852
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 .................. 895 214,800
3.45%, 01/11/31 .................. 1,145 229,000
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 .................. 1,518 1,434,510
6.15%, 08/24/24 .................. 2,955 2,733,375
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
................ 209 167,696
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(d)
..................... 302 223,480
Sunac China Holdings Ltd.
(d)
7.50%, 02/01/24 .................. 828 190,440
6.65%, 08/03/24 .................. 5,244 1,179,900
7.00%, 07/09/25 .................. 3,573 786,060
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
... 3,674 3,614,298
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 .................. 3,390 1,508,550
6.20%, 03/22/26 .................. 2,450 1,016,750
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 .......... GBP 563 752,849
Series N, 6.46%, 03/30/32
(e)
.......... 800 1,178,580
Wanda Group Overseas Ltd., 7.50%, 07/24/22
(d)
USD 1,535 1,462,088
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... 800 668,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
..... 2,606 2,114,118
Yango Justice International Ltd.
(f)(l)
10.25%, 09/15/22 ................. 950 77,959
9.25%, 04/15/23
(d)
................. 2,081 145,670
8.25%, 11/25/23
(d)
................. 4,104 287,280
7.50%, 04/15/24
(d)
................. 2,675 187,250
7.88%, 09/04/24
(d)
................. 1,215 85,050
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 3,230 3,108,875
Yuzhou Group Holdings Co. Ltd.
(d)(f)(l)
8.38%, 10/30/24 .................. 1,745 235,575
7.70%, 02/20/25 .................. 3,562 480,870
8.30%, 05/27/25 .................. 900 121,500
7.38%, 01/13/26 .................. 2,220 288,600
7.85%, 08/12/26 .................. 1,680 218,400
6.35%, 01/13/27 .................. 2,087 271,310
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(f)(l)
.................... 1,041 93,690
116,658,155
Road & Rail — 0.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 1,639 1,524,270
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
806 755,625
Avis Budget Finance plc, 4.75%, 01/30/26
(d)
.. EUR 500 523,255
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 .................. 1,300 1,237,611
6.13%, 11/30/28 .................. GBP 800 900,837
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 .................. USD 100 106,233
4.90%, 04/01/44 .................. 995 1,030,958
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.15%, 04/01/45 .................. USD 100 $ 94,118
3.55%, 02/15/50 .................. 105 91,426
2.88%, 06/15/52 .................. 305 234,173
Canadian Pacific Railway Co.
3.00%, 12/02/41 .................. 370 300,882
4.80%, 08/01/45 .................. 200 202,718
3.10%, 12/02/51 .................. 415 321,301
CSX Corp.
3.80%, 03/01/28 .................. 150 149,001
4.30%, 03/01/48 .................. 430 407,630
4.75%, 11/15/48 .................. 165 166,392
EC Finance plc, 3.00%, 10/15/26
(d)
....... EUR 1,125 1,142,313
Hertz Corp. (The)
(b)
4.63%, 12/01/26 .................. USD 958 873,236
5.00%, 12/01/29 .................. 1,532 1,340,500
Loxam SAS
(d)
4.25%, 04/15/24 .................. EUR 200 208,897
3.25%, 01/14/25 .................. 708 721,592
3.75%, 07/15/26 .................. 673 681,476
4.50%, 02/15/27 .................. 703 708,256
5.75%, 07/15/27 .................. 200 198,331
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
............... GBP 600 727,128
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,421 1,339,051
Norfolk Southern Corp.
2.55%, 11/01/29 .................. 990 887,620
4.15%, 02/28/48 .................. 750 695,191
3.05%, 05/15/50 .................. 43 33,061
3.70%, 03/15/53 .................. 645 554,272
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(d)
..................... 3,500 3,389,400
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
................ 1,697 1,565,483
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 .................. 2,915 2,903,270
4.20%, 04/01/27 .................. 340 341,944
Ryder System, Inc., 2.50%, 09/01/24 ...... 350 340,310
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 .................. 4,486 4,631,840
8.00%, 11/01/26 .................. 2,595 2,718,263
7.50%, 09/15/27 .................. 5,690 5,854,839
6.25%, 01/15/28 .................. 1,986 1,966,140
4.50%, 08/15/29 .................. 10,839 9,335,197
Union Pacific Corp.
3.55%, 08/15/39 .................. 3 2,696
4.05%, 03/01/46 .................. 25 23,269
3.50%, 02/14/53 .................. 315 266,688
3.95%, 08/15/59 .................. 1,005 895,307
3.84%, 03/20/60 .................. 411 359,810
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 2,670 2,527,022
55,278,832
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(d)(i)
0.00%, 03/05/25
(m)
................ EUR 600 524,200
2.13%, 11/03/27 .................. 600 529,657
Analog Devices, Inc.
2.95%, 04/01/25 .................. USD 850 838,933
2.80%, 10/01/41 .................. 135 109,127
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,080 1,065,182
Broadcom Corp., 3.88%, 01/15/27 ....... 475 463,288
Broadcom, Inc.
(b)
4.15%, 04/15/32 .................. 520 482,678
3.42%, 04/15/33 .................. 3,345 2,869,811

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.93%, 05/15/37 .................. USD 1,725 $ 1,612,616
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
... 8,237 7,938,491
Entegris, Inc., 4.38%, 04/15/28
(b)
........ 1,390 1,289,225
Intel Corp.
2.80%, 08/12/41 .................. 115 90,439
4.75%, 03/25/50 .................. 300 309,267
3.05%, 08/12/51 .................. 485 376,527
3.10%, 02/15/60 .................. 20 14,832
3.20%, 08/12/61 .................. 120 90,658
KLA Corp.
4.10%, 03/15/29 .................. 1,026 1,031,242
3.30%, 03/01/50 .................. 765 635,623
Lam Research Corp.
4.88%, 03/15/49 .................. 65 69,572
2.88%, 06/15/50 .................. 245 188,479
NVIDIA Corp., 3.50%, 04/01/40 ......... 690 623,345
NXP BV
(b)
4.30%, 06/18/29 .................. 1,070 1,042,113
2.50%, 05/11/31 .................. 1,415 1,185,204
2.65%, 02/15/32 .................. 590 491,101
3.25%, 05/11/41 .................. 100 78,542
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 578,927
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,546 1,362,985
Texas Instruments, Inc., 2.70%, 09/15/51 ... 265 208,682
TSMC Arizona Corp., 4.50%, 04/22/52 ..... 885 887,292
26,988,038
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 181,800
Autodesk, Inc.
3.50%, 06/15/27 .................. 18 17,509
2.40%, 12/15/31 .................. 1,265 1,061,030
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................. EUR 2,080 2,187,889
7.13%, 10/02/25
(b)
................. USD 3,913 3,991,260
9.13%, 03/01/26
(b)
................. 5,305 5,369,721
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(d)
.......... EUR 392 402,168
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... USD 4,614 4,337,160
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(d)
.......... EUR 865 901,810
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 9,262 9,238,845
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 3,044 2,709,160
4.88%, 07/01/29 .................. 6,099 5,374,927
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
. 5,794 5,183,892
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 937 890,150
6.50%, 10/15/28 .................. 1,426 1,340,440
Elastic NV, 4.13%, 07/15/29
(b)
.......... 2,711 2,426,345
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 3,387 3,094,431
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 922,240
Microsoft Corp.
3.45%, 08/08/36 .................. 238 227,193
2.53%, 06/01/50 .................. 856 641,819
2.92%, 03/17/52 .................. 1,931 1,565,371
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 3,272 2,997,708
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
. 5,920 5,449,005
NCR Corp.
(b)
5.75%, 09/01/27 .................. 884 850,850
5.00%, 10/01/28 .................. 1,675 1,599,625
5.13%, 04/15/29 .................. 1,905 1,814,513
6.13%, 09/01/29 .................. 999 956,542
Security
Par (000)
Par (000) Value
Software (continued)
Open Text Corp.
(b)
3.88%, 02/15/28 .................. USD 403 $ 367,046
3.88%, 12/01/29 .................. 1,195 1,061,948
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 1,906 1,691,575
Oracle Corp.
2.95%, 04/01/30 .................. 1,400 1,207,804
3.85%, 07/15/36 .................. 850 714,945
5.38%, 07/15/40 .................. 650 622,361
3.65%, 03/25/41 .................. 540 418,215
4.13%, 05/15/45 .................. 485 384,600
4.00%, 07/15/46 .................. 350 274,262
4.00%, 11/15/47 .................. 435 338,078
3.60%, 04/01/50 .................. 2,635 1,895,557
3.95%, 03/25/51 .................. 617 468,661
4.38%, 05/15/55 .................. 130 101,922
3.85%, 04/01/60 .................. 190 134,303
PTC, Inc.
(b)
3.63%, 02/15/25 .................. 860 833,125
4.00%, 02/15/28 .................. 1,628 1,508,847
Salesforce, Inc.
2.70%, 07/15/41 .................. 325 258,090
2.90%, 07/15/51 .................. 355 277,835
3.05%, 07/15/61 .................. 295 225,197
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,849 10,632,454
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 2,386 2,102,662
VMware, Inc.
4.70%, 05/15/30 .................. 375 372,801
2.20%, 08/15/31 .................. 2,015 1,639,700
Workday, Inc., 3.80%, 04/01/32 ......... 710 671,815
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
7,188 6,361,236
100,298,442
Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 1,388 1,228,380
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 234 218,205
4.75%, 03/01/30 .................. 231 207,027
5.00%, 02/15/32
(b)
................. 622 552,025
Bath & Body Works, Inc.
6.88%, 11/01/35 .................. 3,004 2,934,878
6.75%, 07/01/36 .................. 677 656,690
7.60%, 07/15/37 .................. 586 553,770
Carvana Co.
(b)
5.50%, 04/15/27 .................. 3,051 2,441,563
4.88%, 09/01/29 .................. 1,708 1,246,498
10.25%, 05/01/30 ................. 1,443 1,396,103
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
..................... GBP 1,184 1,280,386
Douglas GmbH, 6.00%, 04/08/26
(d)
....... EUR 200 189,068
Dufry One BV
(d)
2.50%, 10/15/24 .................. 500 505,717
0.75%, 03/30/26
(i)
................. CHF 600 546,091
eG Global Finance plc
4.38%, 02/07/25
(d)
................. EUR 453 457,424
6.75%, 02/07/25
(b)
................. USD 2,476 2,406,697
6.25%, 10/30/25
(d)
................. EUR 2,401 2,473,279
8.50%, 10/30/25
(b)
................. USD 2,845 2,845,427
Goldstory SASU, 5.38%, 03/01/26
(d)
...... EUR 645 663,289
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 897 807,058
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,793 1,589,046
Home Depot, Inc. (The)
4.20%, 04/01/43 .................. 125 120,858
4.50%, 12/06/48 .................. 815 818,347
3.35%, 04/15/50 .................. 775 650,920
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 647,038
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 3,528 2,870,910

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... USD 2,213 $ 1,939,296
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 999 902,067
Lowe's Cos., Inc.
4.65%, 04/15/42 .................. 310 300,536
3.70%, 04/15/46 .................. 735 614,798
3.00%, 10/15/50 .................. 675 499,712
3.50%, 04/01/51 .................. 130 104,142
4.25%, 04/01/52 .................. 440 395,386
4.45%, 04/01/62 .................. 320 285,701
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,353 1,281,967
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. 987 952,455
3.75%, 06/15/29 .................. 525 447,725
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 6,395 5,947,350
7.75%, 02/15/29 .................. 10,060 10,009,700
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
... 336 289,048
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 2,914 2,840,567
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 6,351 5,814,404
6.13%, 07/01/29 .................. 4,083 3,603,166
6.00%, 12/01/29 .................. 3,904 3,425,760
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 8,272 7,899,760
10.75%, 04/15/27 ................. 1,171 1,037,506
Tendam Brands SAU
(d)
5.00%, 09/15/24 .................. EUR 255 266,995
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 281,988
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 6,827 6,255,239
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,546,895
87,248,857
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 .................. 1,800 1,633,943
4.50%, 02/23/36 .................. 75 79,657
3.45%, 02/09/45 .................. 225 200,899
3.85%, 08/04/46 .................. 1,100 1,042,514
2.65%, 05/11/50 .................. 990 754,720
2.65%, 02/08/51 .................. 960 726,828
2.70%, 08/05/51 .................. 370 283,634
Dell International LLC, 6.02%, 06/15/26 .... 475 501,675
HP, Inc., 1.45%, 06/17/26 ............. 2,170 1,949,326
Xerox Corp., 4.80%, 03/01/35 .......... 391 308,890
7,482,086
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(d)
. EUR 381 373,800
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. USD 1,279 1,087,150
4.13%, 08/15/31 .................. 1,688 1,347,125
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(l)
.............. EUR 1,300 1,183,968
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... USD 747 648,023
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 846 731,790
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(l)
.......................... 2,783 484,938
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,351,622
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
774 657,776
8,866,192
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.2%
BPCE SA
(b)
2.38%, 01/14/25 .................. USD 845 $ 807,834
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
.... 1,340 1,198,550
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 4,916 4,890,830
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 1,427 1,127,330
Jerrold Finco plc
(d)
4.88%, 01/15/26 .................. GBP 317 378,481
5.25%, 01/15/27 .................. 947 1,131,265
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 .................. USD 2,155 1,980,876
4.75%, 06/15/29 .................. 1,923 1,725,085
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,109,650
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 3,541 3,434,770
5.13%, 12/15/30 .................. 670 582,759
5.75%, 11/15/31 .................. 2,049 1,818,488
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.88%
(a)(d)(k)
............... GBP 2,134 2,668,650
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(d)(k)
........... EUR 1,200 1,227,962
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... USD 785 694,725
24,777,255
Tobacco — 0.0%
Altria Group, Inc.
5.95%, 02/14/49 .................. 1,247 1,217,698
4.00%, 02/04/61 .................. 345 249,070
BAT Capital Corp.
3.46%, 09/06/29 .................. 1,350 1,201,816
4.74%, 03/16/32 .................. 885 829,969
4.39%, 08/15/37 .................. 675 574,670
3.73%, 09/25/40 .................. 420 313,846
4.54%, 08/15/47 .................. 688 545,430
4.76%, 09/06/49 .................. 165 134,603
5,067,102
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 01/15/26 .................. 2,985 2,792,064
1.88%, 08/15/26 .................. 1,880 1,676,594
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,235 1,080,744
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,155,611
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 .................. 2,261 2,153,602
9.75%, 08/01/27 .................. 308 314,240
5.50%, 05/01/28 .................. 2,329 2,008,763
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 1,251 1,018,001
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 283,961
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 1,326 1,299,082
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 6,241 5,804,130
United Rentals North America, Inc.
5.50%, 05/15/27 .................. 3,386 3,445,255
5.25%, 01/15/30 .................. 6 5,820
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 .................. 2,308 2,397,435
7.25%, 06/15/28 .................. 5,881 6,072,132
31,507,434
Transportation Infrastructure — 0.0%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 596,116
Autostrade per l'Italia SpA
1.75%, 06/26/26 .................. 200 200,968

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
1.75%, 02/01/27 .................. EUR 500 $ 495,729
1.63%, 01/25/28 .................. 725 703,652
2.00%, 12/04/28 .................. 495 480,424
2.00%, 01/15/30 .................. 2,482 2,354,034
Getlink SE, 3.50%, 10/30/25 ........... 801 835,804
5,666,727
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
..................... GBP 1,089 1,309,240
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 .................. USD 1,300 1,238,494
4.38%, 04/22/49 .................. 250 239,375
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 13,145 12,783,512
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(k)
............... 1,770 1,699,200
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
......... 2,125 1,433,757
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
.. EUR 1,100 1,088,982
Millicom International Cellular SA
(b)
5.13%, 01/15/28 .................. USD 3,234 3,057,463
4.50%, 04/27/31 .................. 1,727 1,488,458
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................. 775 713,651
4.30%, 02/15/48 .................. 77 67,120
4.35%, 05/01/49 .................. 181 159,833
3.70%, 11/15/49 .................. 240 190,121
4.55%, 03/15/52
(b)
................. 1,000 887,230
SoftBank Group Corp.
(d)
2.13%, 07/06/24 .................. EUR 670 657,339
4.50%, 04/20/25 .................. 200 202,550
4.75%, 07/30/25 .................. 1,783 1,810,985
3.13%, 09/19/25 .................. 1,200 1,162,956
2.88%, 01/06/27 .................. 706 633,075
5.00%, 04/15/28 .................. 700 677,542
3.38%, 07/06/29 .................. 479 405,460
4.00%, 09/19/29 .................. 131 115,223
Sprint Corp.
7.88%, 09/15/23 .................. USD 2,785 2,924,250
7.13%, 06/15/24 .................. 549 577,823
7.63%, 03/01/26 .................. 3,097 3,363,899
Telefonica Europe BV, (EUR Swap Annual 8
Year + 2.97%), 3.88%
(a)(d)(k)
........... EUR 800 817,671
T-Mobile USA, Inc.
2.25%, 02/15/26 .................. USD 1,615 1,485,800
4.75%, 02/01/28 .................. 2,828 2,790,232
2.63%, 02/15/29 .................. 4,124 3,565,033
2.88%, 02/15/31 .................. 1,380 1,171,413
3.50%, 04/15/31
(b)
................. 1,906 1,689,345
2.70%, 03/15/32
(b)
................. 555 470,876
4.38%, 04/15/40 .................. 475 437,479
3.00%, 02/15/41 .................. 580 442,023
4.50%, 04/15/50 .................. 109 99,339
3.30%, 02/15/51 .................. 925 691,939
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................. GBP 900 978,925
4.25%, 01/31/31
(b)
................. USD 493 416,743
4.50%, 07/15/31
(d)
................. GBP 1,204 1,307,313
4.75%, 07/15/31
(b)
................. USD 7,473 6,408,097
Vodafone Group plc
5.25%, 05/30/48 .................. 722 718,386
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)(d)
................... EUR 732 758,710
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 $ 15,412,758
(EUR Swap Annual 5 Year + 3.00%), 2.63%,
08/27/80
(a)(d)
................... EUR 400 394,108
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
........ 400 366,933
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... USD 7,145 6,430,500
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,129,250
86,561,171
Total Corporate Bonds — 27.7%
(Cost: $5,048,138,233) ............................ 4,527,464,026
Equity-Linked Notes
Air Freight & Logistics — 0.1%
JPMorgan Structured Products BV (United
Parcel Service, Inc.), 19.50%, 06/17/22
(b)(d)
. 116 21,079,796
Airlines — 0.1%
BNP Paribas SA (Delta Air Lines, Inc.),
13.02%, 05/31/22 ................. 381 16,337,398
Automobiles — 0.2%
Credit Suisse AG (Tesla, Inc.),
16.40%, 06/06/22 ................. 13 11,612,623
Nomura Bank International plc (Ford Motor
Co.), 16.77%, 05/03/22 .............. 1,284 18,805,279
30,417,902
Banks — 0.6%
BNP Paribas SA (Bank of America Corp.),
12.11%, 05/27/22 ................. 587 21,151,459
BNP Paribas SA (First Republic Bank),
12.07%, 05/31/22 ................. 93 14,026,167
BNP Paribas SA (JPMorgan Chase & Co.),
8.51%, 05/31/22 .................. 127 15,292,996
JPMorgan Structured Products BV (Bank of
America Corp.), 14.41%, 07/15/22
(b)(d)
.... 731 26,639,074
JPMorgan Structured Products BV (Citizens
Financial Group, Inc.), 14.75%, 07/20/22
(b)(d)
107 4,317,095
JPMorgan Structured Products BV (Signature
Bank), 18.74%, 07/20/22
(b)(d)
.......... 8 2,070,914
Royal Bank of Canada (Fifth Third BanCorp.),
17.63%, 05/04/22
(b)
................ 301 11,313,557
Royal Bank of Canada (Truist Financial Corp.),
12.74%, 07/20/22
(b)
................ 91 4,473,488
99,284,750
Beverages — 0.2%
Societe Generale SA (Coca-Cola Co. (The)),
7.52%, 05/19/22 .................. 466 29,373,465
Building Products — 0.1%
(b)
Royal Bank of Canada (Masco Corp.),
15.96%, 06/17/22 ................. 157 8,351,940
Royal Bank of Canada (Owens Corning),
14.79%, 06/17/22 ................. 72 6,509,410
14,861,350
Capital Markets — 0.4%
Barclays Bank plc (KKR & Co., Inc.),
13.83%, 05/16/22 ................. 296 15,175,508
BNP Paribas SA (Bank of New York
MellonCorp. (The)), 15.14%, 07/15/22 .... 52 2,239,308
BNP Paribas SA (Goldman Sachs Group, Inc.
(The)), 9.64%, 05/31/22 ............. 71 21,869,144

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
BNP Paribas SA (Morgan Stanley),
12.71%, 05/31/22 ................. USD 271 $ 22,024,722
Goldman Sachs International (Interactive
Brokers Group, Inc.), 15.91%, 06/07/22 ... 64 3,838,100
65,146,782
Chemicals — 0.1%
Merrill Lynch International & Co. (Dow, Inc.),
19.77%, 06/07/22 ................. 219 14,667,521
Commercial Services & Supplies — 0.1%
Royal Bank of Canada (Waste Management,
Inc.), 10.53%, 06/17/22
(b)
............ 97 15,951,388
Communications Equipment — 0.1%
Credit Suisse AG (Cisco Systems, Inc.),
12.65%, 05/18/22 ................. 201 9,898,213
Construction Materials — 0.1%
Royal Bank of Canada (Vulcan Materials Co.),
9.26%, 05/04/22
(b)
................. 67 11,541,312
Consumer Finance — 0.1%
BNP Paribas SA (Ally Financial, Inc.),
15.86%, 07/20/22 ................. 111 4,552,314
Royal Bank of Canada (Synchrony Financial),
15.07%, 07/20/22
(b)
................ 150 5,664,825
10,217,139
Diversified Consumer Services — 0.4%
Royal Bank of Canada (Russell 2000 Index),
8.75%, 05/27/22
(b)
................. 17 31,255,326
Societe Generale SA (Berkshire Hathaway),
7.89%, 05/19/22 .................. 110 35,815,069
67,070,395
Electric Utilities — 0.2%
Barclays Bank plc (NextEra Energy, Inc.),
12.63%, 05/04/22 ................. 364 25,871,152
Electronic Equipment, Instruments & Components — 0.2%
Credit Suisse AG (Zebra Technologies Corp.),
12.10%, 05/19/22 ................. 33 12,440,758
Goldman Sachs International (Flex Ltd.),
14.97%, 05/04/22 ................. 481 7,940,395
Merrill Lynch International & Co. (Flex Ltd.),
17.07%, 05/05/22 ................. 294 4,806,322
Royal Bank of Canada (Corning, Inc.),
23.14%, 06/17/22
(b)
................ 449 16,002,432
41,189,907
Energy Equipment & Services — 0.0%
JPMorgan Structured Products BV (Halliburton
Co.), 18.43%, 07/20/22
(b)(d)
........... 57 2,108,307
Equity Real Estate Investment Trusts (REITs) — 0.4%
BNP Paribas SA (Prologis, Inc.),
8.59%, 05/27/22 .................. 139 22,408,850
Nomura Bank International plc (American Tower
Corp.), 12.71%, 05/27/22 ............ 45 10,867,327
Royal Bank of Canada (Prologis, Inc.),
11.50%, 07/20/22 ................. 70 11,433,882
Societe Generale SA (American Tower Corp.),
10.53%, 05/02/22 ................. 116 29,287,082
73,997,141
Food Products — 0.0%
Societe Generale SA (Hershey Co.),
8.93%, 07/29/22 .................. 33 75,676
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.3%
Credit Suisse AG (Becton Dickinson and Co.),
9.05%, 05/02/22 .................. USD 82 $ 20,716,595
Merrill Lynch International & Co. (Abbott
Laboratories), 9.28%, 06/07/22 ........ 164 18,776,049
Nomura Bank International plc (IDEXX
Laboratories, Inc.), 16.19%, 05/03/22 .... 40 17,828,189
57,320,833
Health Care Providers & Services — 0.5%
Barclays Bank plc (Anthem, Inc.),
11.31%, 06/07/22 ................. 29 14,647,059
BNP Paribas SA (UnitedHealth Group, Inc.)
12.64%, 05/27/22 ................. 65 33,145,050
9.29%, 05/31/22 .................. 42 21,760,957
Societe Generale SA (Laboratory Corp. of
America Holdings), 10.69%, 05/19/22 .... 67 16,104,751
85,657,817
Hotels, Restaurants & Leisure — 0.4%
Barclays Bank plc (Darden Restaurants, Inc.),
18.60%, 05/16/22 ................. 125 16,511,001
BNP Paribas Issuance BV (Chipotle Mexican
Grill, Inc.), 11.27%, 07/20/22 .......... 4 5,347,948
BNP Paribas SA (Yum! Brands, Inc.),
11.75%, 05/16/22 ................. 150 17,523,065
Credit Suisse AG (Marriott International, Inc.),
13.35%, 05/10/22 ................. 12 2,222,600
JPMorgan Structured Products BV (McDonald's
Corp.), 10.33%, 07/27/22
(b)(d)
.......... 21 5,367,686
Nomura Bank International plc (McDonald's
Corp.), 8.68%, 05/04/22 ............. 107 26,473,754
73,446,054
Household Durables — 0.2%
Barclays Bank plc (PulteGroup, Inc.),
12.54%, 05/04/22 ................. 199 8,308,418
BNP Paribas SA (Toll Brothers, Inc.),
10.30%, 05/27/22 ................. 149 6,898,999
JPMorgan Structured Products BV (Whirlpool
Corp.), 21.55%, 06/17/22
(b)(d)
.......... 88 16,123,751
31,331,168
Household Products — 0.1%
Goldman Sachs International (Procter &
Gamble Co. (The)), 6.67%, 06/07/22 ..... 124 19,982,279
Industrial Conglomerates — 0.2%
(b)
Royal Bank of Canada (3M Co.),
11.47%, 05/04/22 ................. 127 18,282,586
Royal Bank of Canada (General Electric Co.),
16.02%, 05/04/22 ................. 223 16,704,534
34,987,120
Insurance — 0.2%
JPMorgan Structured Products BV (Admiral
Group plc), 17.96%, 06/17/22
(b)(d)
....... 171 15,526,785
Merrill Lynch International & Co. (Marsh &
McLennan Cos., Inc.), 8.44%, 06/07/22 ... 85 13,859,696
29,386,481
Interactive Media & Services — 0.6%
Nomura Bank International plc (Alphabet, Inc.)
16.57%, 05/27/22 ................. 9 20,737,643
12.42%, 05/31/22 ................. 22 51,249,331
Royal Bank of Canada (Alphabet, Inc.),
11.59%, 05/16/22
(b)
................ 2 5,106,486
Royal Bank of Canada (Meta Platforms, Inc.),
12.68%, 05/16/22
(b)
................ 87 17,490,285
94,583,745

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.2%
Nomura Bank International plc (Amazon.com,
Inc.), 15.72%, 05/31/22 .............. USD 5 $ 13,656,033
Royal Bank of Canada (Amazon.com, Inc.),
10.89%, 05/19/22
(b)
................ 8 19,850,050
33,506,083
IT Services — 0.4%
Barclays Bank plc (PayPal Holdings, Inc.),
16.57%, 05/06/22 ................. 74 6,565,012
BNP Paribas SA (Visa, Inc.), 11.38%, 07/27/22 120 25,722,914
JPMorgan Structured Products BV (Mastercard,
Inc.), 13.92%, 07/29/22
(b)(d)
........... 59 21,384,448
Nomura Bank International plc (Fidelity
National Information Services, Inc.),
14.56%, 05/06/22 ................. 56 5,521,989
59,194,363
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
11.96%, 07/26/22
(b)
................ 27 2,381,810
Life Sciences Tools & Services — 0.6%
BNP Paribas Issuance BV (Thermo Fisher
Scientific, Inc.), 12.33%, 07/27/22 ....... 19 10,708,747
BNP Paribas SA (Danaher Corp.),
11.16%, 05/16/22 ................. 61 15,391,698
Credit Suisse AG (Danaher Corp.),
10.40%, 05/10/22 ................. 52 13,070,927
Credit Suisse AG (Thermo Fisher Scientific,
Inc.), 7.40%, 05/02/22 .............. 61 33,842,419
Merrill Lynch International & Co. (Danaher
Corp.), 15.49%, 06/07/22 ............ 73 18,579,005
91,592,796
Machinery — 0.1%
BNP Paribas Issuance BV (Caterpillar, Inc.),
14.04%, 07/29/22 ................. 25 5,320,559
Societe Generale SA (MiddlebyCorp. (The)),
11.12%, 05/19/22 ................. 31 4,812,126
10,132,685
Metals & Mining — 0.1%
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 18.51%, 06/07/22
(b)(d)
... 341 14,039,982
Oil, Gas & Consumable Fuels — 0.4%
Barclays Bank plc (ConocoPhillips),
12.62%, 05/04/22 ................. 121 11,597,461
BNP Paribas Issuance BV (Chevron Corp.),
15.50%, 07/29/22 ................. 136 21,417,914
Royal Bank of Canada (Exxon Mobil Corp.),
15.53%, 05/04/22
(b)
................ 292 24,622,954
Societe Generale SA (Williams Cos., Inc.
(The)), 17.66%, 05/02/22 ............ 371 12,602,998
70,241,327
Pharmaceuticals — 0.5%
BNP Paribas Issuance BV (Bristol-Myers
Squibb Co.), 10.98%, 07/27/22 ........ 159 11,925,476
BNP Paribas Issuance BV (Eli Lilly & Co.),
13.87%, 08/03/22 ................. 55 16,197,067
Credit Suisse AG (Johnson & Johnson),
7.85%, 06/06/22 .................. 81 14,405,340
Goldman Sachs International (Johnson &
Johnson), 7.04%, 05/16/22 ........... 41 6,879,079
JPMorgan Structured Products BV (Johnson &
Johnson), 6.47%, 07/20/22
(b)(d)
......... 91 16,412,764
Royal Bank of Canada (Merck & Co, Inc.),
11.35%, 07/27/22
(b)
................ 184 16,287,863
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Zoetis, Inc.),
10.57%, 05/06/22
(b)
................ USD 29 $ 5,151,701
87,259,290
Professional Services — 0.3%
BNP Paribas SA (Equifax, Inc.),
14.54%, 05/27/22 ................. 58 11,943,264
JPMorgan Structured Products BV (Equifax,
Inc.), 13.93%, 06/07/22
(b)(d)
........... 69 14,107,948
Societe Generale SA (Equifax, Inc.),
11.64%, 05/19/22 ................. 76 15,639,936
41,691,148
Road & Rail — 0.5%
Goldman Sachs International (CSX Corp.),
16.75%, 06/07/22 ................. 564 19,587,019
Goldman Sachs International (Knight-
Swift Transportation Holdings, Inc.),
14.57%, 06/07/22 ................. 188 9,032,149
Goldman Sachs International (Union Pacific
Corp.), 13.72%, 06/07/22 ............ 62 14,714,393
Nomura Bank International plc (Union Pacific
Corp.), 9.04%, 05/27/22 ............. 75 17,661,915
Societe Generale SA (Uber Technologies, Inc.),
12.27%, 05/05/22 ................. 853 26,914,933
87,910,409
Semiconductors & Semiconductor Equipment — 0.0%
Credit Suisse AG (Analog Devices, Inc.),
13.85%, 05/19/22 ................. 14 2,136,620
Software — 0.7%
Barclays Bank plc (Adobe, Inc.),
10.23%, 05/10/22 ................. 30 12,095,864
Credit Suisse AG (Microsoft Corp.),
11.05%, 06/06/22 ................. 59 16,648,491
JPMorgan Structured Products BV (Microsoft
Corp.), 10.35%, 05/16/22
(b)(d)
.......... 77 21,512,806
Nomura Bank International plc (Oracle Corp.),
8.76%, 06/14/22 .................. 350 25,926,603
Royal Bank of Canada (Microsoft Corp.),
13.85%, 07/05/22
(b)
................ 113 31,578,790
107,762,554
Specialty Retail — 0.2%
BNP Paribas SA (Home Depot, Inc. (The)),
12.78%, 05/27/22 ................. 75 22,605,209
JPMorgan Structured Products BV (Tractor
Supply Co.), 18.92%, 06/07/22
(b)(d)
...... 70 14,285,489
36,890,698
Technology Hardware, Storage & Peripherals — 0.4%
(d)
JPMorgan Structured Products BV (Apple, Inc.)
10.29%, 05/16/22
(b)(d)
............... 244 38,584,793
11.67%, 05/16/22
(b)(d)
............... 135 21,413,762
Royal Bank of Canada (Apple, Inc.),
11.37%, 05/31/22
(b)
................ 74 11,652,188
71,650,743
Trading Companies & Distributors — 0.0%
BNP Paribas Issuance BV (United Rentals,
Inc.), 14.48%, 07/27/22 .............. 14 4,293,119
Water Utilities — 0.1%
JPMorgan Structured Products BV (American
Water Works Co., Inc.), 12.07%, 05/04/22
(b)(d)
73 11,311,258
Total Equity-Linked Notes — 10.4%
(Cost: $1,806,930,633) ............................ 1,707,779,976

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. USD 9,426 $ 9,334,533
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 1,917 1,898,549
Cobham Ultra US Co., Term Loan, 11/17/28
(n)
. 605 599,404
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 5,344 5,232,448
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 04/06/26 .................. 2,873 2,813,145
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 02/01/28 . 14,753 14,621,117
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 2,783 2,748,090
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.75%
,
 11/28/23 .................. 1,965 1,963,530
TransDigm Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 3.01%
,
 12/09/25 ...... 4,691 4,596,822
TransDigm Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 3.01%
,
 08/22/24 ...... 4,338 4,267,135
48,074,773
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(a)
................. 507 496,454
Airlines — 0.2%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(n)
...................... 3,908 3,974,225
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 4,091 4,044,580
American Airlines, Inc., Term Loan
(n)
 12/15/23 ....................... 3,668 3,629,256
 01/29/27 ....................... 818 783,612
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 3,602 3,477,206
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 5,417 5,613,099
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 . 4,492 4,449,274
25,971,252
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 04/10/28 ...... 929 921,046
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 04/30/26 . 8,529 8,382,834
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 01/31/28 ...... 5,649 5,261,988
14,565,868
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 5.01%
,
 01/01/38
(a)
..... 7,534 7,519,217
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR USD
1 Month + 0.00%), 0.00%
,
 01/01/28
(a)(c)
... 10,600 10,547,000
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.80%
,
 04/12/28 .................. USD 565 $ 528,639
CP Atlas Buyer, Inc., Term Loan B, (LIBOR USD
1 Month + 3.75%), 4.25% - 4.51%
,
 11/23/27 9,745 9,142,421
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 10/02/28 .................. 801 784,553
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(n)
.............. 160 156,923
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 3.01%
,
 07/28/28 ...... 1,323 1,303,670
MI Windows and Doors LLC, Term Loan B1,
12/18/27
(n)
...................... 1 886
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/31/26 ...... 7,787 7,372,876
19,289,968
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
5.26%
,
 07/31/26 .................. 3,755 3,737,585
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.50%), 4.26% -
4.74%, 07/24/26 ................ 5,683 5,596,535
(LIBOR USD 1 Month + 3.75%), 4.51% -
4.99%, 07/24/26 ................ 787 780,074
CML Paradise Plaza, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
3.75%
,
 01/01/28
(c)
................. 9,330 9,210,913
Cogeco Communications Finance LP, Term
Loan B, 09/01/28
(n)
................. 4,744 4,673,025
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.26%
,
 06/30/28 .................. 2,466 2,447,440
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 4.01%
,
 04/12/24 ..... 1,275 1,263,702
27,709,274
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.26%
,
 03/18/28 ............ 5,687 5,634,193
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(n)
...................... 165 160,537
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.51%
,
 09/30/28 ...... 1,130 1,096,928
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 .................. 950 937,755
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.76%
,
 08/27/26 .................. 5,015 5,007,107
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.76%
,
 06/01/24 ............ 2,374 2,349,213
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 12/29/27
(c)
................. 866 818,606
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.74%
,
 06/09/28 .................. 2,617 2,585,161
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.76%
,
 01/31/26 . 2,220 2,213,974

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 06/28/24 .................. USD 780 $ 777,089
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 07/03/28 .................. 2,689 2,605,783
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 06/30/27 .................. 4,660 4,480,327
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
3.51%
,
 01/01/38 .................. 6,674 6,606,080
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 4.02%
,
 05/15/24 ............ 5,696 5,649,375
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/14/24 .................. 5,297 5,254,399
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.30%
,
 08/02/28 .................. 1,868 1,852,514
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 . 867 858,376
48,887,417
Commercial Services & Supplies — 0.2%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 02/02/26 .................. 396 377,701
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.51%
,
 05/12/28 .................. 7,555 7,350,977
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 6 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ....... 1,402 1,389,733
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.51%
,
 09/07/27 . 2,704 2,675,327
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 3.26%
,
 11/30/28 .. 1,900 1,889,222
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 3.26%
,
 11/30/28 .. 142 141,515
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
3.06%
,
 09/19/26
(c)
................. 1,190 1,182,511
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.76%
,
 10/29/28 ............ 2,077 2,036,567
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,736 2,701,045
Tempo Acquisition LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 3.70%
,
 08/31/28 . 10,264 10,180,457
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.76%
,
 11/02/27 .................. 1,396 1,388,626
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 5.76%
,
 07/30/28 ............ 1,547 1,514,346
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 .................. 2,490 2,482,075
35,310,102
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.00%
,
 03/02/29
(a)
.......... USD 4,992 $ 4,959,003
Construction & Engineering — 0.2%
(a)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.43%
,
 06/21/24 ............ 10,693 10,139,227
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.77%
,
 01/21/28 ............ 6,021 5,982,961
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.02%
,
 06/02/28 ..... 5,522 5,315,380
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.26%
,
 05/12/28 .................. 3,791 3,746,894
25,184,462
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.76%
,
 01/15/27 ............ 3,511 3,457,559
New AMI I LLC, 1st Lien Term Loan, 03/08/29
(n)
1,586 1,516,545
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.79%
,
 09/22/28 . 2,610 2,601,113
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 3.51% -
4.24%
,
 05/29/26 .................. 854 835,637
8,410,854
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 12/01/27 .................. 11,457 11,389,795
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.05%
,
 04/03/24 .................. 6,605 6,467,808
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 02/05/26 . 1,003 974,455
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.26%
,
 08/18/27 ...... 3,255 3,167,963
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(n)
................ 107 105,103
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 1 Month + 4.00%),
4.76%
,
 09/15/28 .................. 1,195 1,178,826
23,283,950
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.74%
,
 10/28/27
(a)
1,337 1,318,765
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 12/11/28 .................. 3,291 3,247,841
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.51%
,
 12/10/29 .................. 1,629 1,606,601
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 3.01%
,
 06/17/28 ...... 964 956,085
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.50%
,
 12/22/25 .................. 1,667 1,525,719
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.54%
,
 01/15/27 ............ 3,741 3,730,803

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.26%
,
 07/30/25 .................. USD 2,439 $ 2,340,628
Veritas US Inc., Term Loan B, 09/01/25
(n)
.... 10,266 9,377,096
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 07/20/28 .................. 1,193 1,186,050
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.76%
,
 02/05/26 .................. 5,703 5,436,036
29,406,859
Diversified Financial Services — 1.0%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.80%
,
 02/16/28 . 4,501 4,472,012
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.80%
,
 03/10/28
(c)
1,186 1,180,048
Belron Finance LLC, Term Loan
(LIBOR USD 3 Month + 2.25%),
2.69%, 11/13/25 ................ 1,300 1,289,488
(LIBOR USD 3 Month + 2.25%),
3.50%, 10/30/26 ................ 2,084 2,068,779
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 7,491 7,449,069
Castlelake Aviation Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.58%
,
 10/22/26 . 3,201 3,155,294
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.00%), 4.11%
,
 05/15/24
(c)
...... 7,906 7,273,412
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 9,458 9,420,891
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.51%
,
 04/07/28
(c)
................. 1,440 1,450,800
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 6,764 6,667,027
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 779 762,205
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27 .................. 10,303 10,257,733
Houston Center, Term Loan, (LIBOR USD 1
Month + 0.00%), 0.00% - 2.50%
,
 12/09/22
(c)
39,444 39,444,251
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(n)
...................... 121 114,084
LEB Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.76%
,
 11/02/27 ....... 1,598 1,576,629
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
3.01%
,
 03/24/25 .................. 1,778 1,753,374
Mercury Merger Sub, Inc.,1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 08/02/28 .................. 4,919 4,841,095
OLA Netherlands BV, Term Loan, (LIBOR USD
3 Month + 6.25%), 7.00%
,
 12/15/26 ..... 1,451 1,406,007
Park Avenue Tower, Term Loan, (LIBOR USD 1
Month + 0.00%), 0.00% - 3.15%
,
 03/09/24
(c)
31,329 31,328,976
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.01%
,
 09/25/26 ..... 3,460 3,409,668
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/08/28
(c)
................. 1,164 1,076,381
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.26%
,
 01/23/25 .................. USD 2,978 $ 2,905,693
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.51%
,
 12/11/26 .................. 3,147 3,110,275
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
3.05%
,
 01/01/38
(c)
................. 10,715 10,621,495
Travelport Finance SARL, 1st Lien Term Loan
(n)
 02/28/25 ....................... 2,462 2,493,400
 05/29/26 ....................... 2,273 1,907,751
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.01%
,
 12/20/27 .................. 1,538 1,530,579
UPC Financing Partnership, Facility Term Loan
AX, 01/31/29
(n)
................... 646 639,620
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.45%
,
 10/19/27 ..... 1,296 1,264,296
164,870,332
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
3.79%, 07/15/25 ................ 947 928,731
(LIBOR USD 3 Month + 2.75%),
3.79%, 01/31/26 ................ 3,032 2,966,653
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 ..... 6,337 6,284,210
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.80%
,
 11/30/27 .. 774 766,468
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 ..... 14,423 14,325,167
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.31%
,
 10/02/27 .................. 1,328 1,229,441
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 .................. 2,700 2,650,588
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.26%
,
 11/04/26 .. 2,232 2,216,425
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.01%
,
 09/01/28 . 1,185 1,173,195
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
3.05%
,
 01/31/28 .................. 1,717 1,691,928
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.80%
,
 01/31/29 .................. 2,990 2,972,807
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 03/09/27 . 13,744 13,019,647
50,225,260
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 01/15/25 .................. 1,584 1,562,838
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 12/13/25 . 1,323 1,225,979
2,788,817

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. USD 2,643 $ 2,615,183
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 02/12/25 . 596 591,310
3,206,493
Entertainment — 0.1%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.49%
,
 04/22/26 .................. 1,800 1,602,947
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.60%
,
 07/21/28 . 2,956 2,872,481
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 2,969 2,932,858
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
2.38%
,
 10/19/26 .................. 3,001 2,926,046
Playtika Holding Corp., Term Loan B1,
03/13/28
(n)
...................... 3,727 3,683,828
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.01%
,
 05/30/25 .................. 86 85,575
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
2.75%), 3.52%
,
 05/18/25 ............ 5,804 5,681,784
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.89%
,
 01/20/28 . 907 897,862
20,683,381
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
 09/13/26
(n)
...................... 3,481 3,425,440
(LIBOR USD 3 Month + 2.75%),
3.26%, 11/22/28 ................ 2,611 2,591,280
6,016,720
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 10/01/25 .................. 3,059 2,631,025
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 3.26%
,
 10/10/26 ...... 218 213,870
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,763 3,683,683
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
3.01%
,
 01/29/27 .................. 7,627 7,435,936
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 3.01% -
3.49%
,
 08/03/25 .................. 1,669 1,646,044
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(n)
...................... 2,001 1,960,422
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.76%
,
 05/15/24 .................. 494 490,103
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 06/08/28 .................. 2,317 2,294,708
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.51%
,
 03/31/28 .................. 11,141 10,805,526
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.76%
,
 01/20/28 .................. USD 3,338 $ 3,304,460
34,465,777
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 .. 3,424 3,356,991
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 05/04/28 ...... 896 894,731
Medline Borrower LP, Term Loan, 10/23/28
(n)
. 8,550 8,399,940
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.45%
,
 06/30/25 .................. 3,386 3,376,332
16,027,994
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.51% - 5.00%
,
 09/29/28 ............ 1,023 1,015,424
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.76%
,
 11/01/28 .................. 4,340 4,298,691
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 10/10/25 . 2,866 1,741,161
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
4.76%, 02/18/27 ................ 5,327 5,254,529
(LIBOR USD 3 Month + 3.75%),
4.76%, 11/15/28 ................ 1,106 1,089,466
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.76%
,
 11/15/29 .................. 611 603,682
MED ParentCo LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 5.01%
,
 08/31/26 . 2,053 2,010,936
Medical Solutions LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 1,349 1,289,981
Option Care Health, Inc., 1st Lien Term Loan,
10/27/28
(n)
...................... 578 575,593
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 02/14/25 .................. 74 73,518
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 11/15/28 .................. 5,807 5,762,111
Vizient, Inc., Term Loan B, 04/28/29
(c)(n)
..... 351 349,684
Vizient, Inc., Term Loan B6, 05/06/26
(n)
..... 804 802,328
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 12/22/28 . 2,449 2,422,453
27,289,557
Health Care Technology — 0.1%
(a)
Change Healthcare Holdings, Inc. , Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 2,985 2,977,836
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 3.51%
,
 10/10/25 ..... 3,766 3,726,700
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.76%
,
 06/02/28 .................. 4,189 4,139,647
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 . 5,644 5,619,225
16,463,408

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 B.C. Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 11/19/26 .................. USD 2,721 $ 2,666,101
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 4.05%
,
 10/02/28 . 1,445 1,430,924
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
3.51%
,
 12/23/24 .................. 6,363 6,329,508
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 07/21/25 .................. 5,078 5,055,790
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 01/01/38
(c)
8,680 8,679,614
CML Lake Tahoe Resort Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
3.01%
,
 01/01/38
(c)
................. 5,102 5,102,323
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.70%
,
 01/27/29 .................. 6,380 6,346,494
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 3.26%
,
 07/21/26 . 2,081 2,068,763
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 11/30/23 .................. 1,906 1,899,455
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 330,812
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.00%),
3.50%
,
 04/01/24
(c)
................. 14,633 13,388,938
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.76%
,
 02/05/25 ..... 2,665 2,639,394
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 3,623 3,553,467
Penn National Gaming, Inc., Term Loan B,
04/21/29
(n)
...................... 971 966,145
Scientific Games International, Inc., Term Loan
B, 3.57%
,
 04/14/29 ................ 1,386 1,378,211
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
3.02%
,
 02/08/27 .................. 2,402 2,369,871
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 4.01%
,
 08/03/28 ..... 3,690 3,646,140
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 05/30/25 .................. 715 708,248
68,560,198
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
05/17/28
(n)
...................... 5,806 4,819,084
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 .................. 2,698 2,563,774
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,917 1,809,265
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.51%
,
 12/08/28 . 1,715 1,656,251
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.01%
,
 10/30/27 .................. 1,303 1,261,766
12,110,140
Security
Par (000)
Par (000) Value
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.70%
,
 08/04/28 . USD 1,693 $ 1,670,509
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.76%
,
 03/03/28 . 638 630,388
2,300,897
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 12/15/27
(a)
................. 1,565 1,557,585
Industrial Conglomerates — 0.1%
Sheraton Austin, Term Loan, (LIBOR USD 3
Month + 0.00%), 0.00% - 3.73%
,
 01/01/28
(a)
(c)
............................ 8,491 8,393,606
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
4.01%, 05/09/25 ................ 6,302 6,236,387
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.05%
,
 11/05/27 .................. 6,986 6,930,008
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00% - 3.01%
,
 02/19/28 5,816 5,706,548
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
4.26%, 02/12/27 ................ 5,173 5,098,069
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 6.01%
,
 01/31/28 . 3,051 2,956,602
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 6.01%
,
 01/20/29 . 2,713 2,628,897
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.89%
,
 11/03/23 ....... 2,755 2,741,116
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.76%
,
 11/03/24 ....... 2,669 2,639,875
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 12/23/26 ...... 2,381 2,325,289
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 4.00% - 4.21%
,
 04/25/25 1,611 1,589,046
Hub International Ltd., Term Loan B3,
(LIBOR USD 2 Month + 3.25%), 4.18% -
4.35%
,
 04/25/25 .................. 9,035 8,981,296
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.80%
,
 09/01/27 . 2,268 2,259,245
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
4.01%, 12/31/25 ................ 5,716 5,655,699
(LIBOR USD 1 Month + 3.75%),
4.51%, 09/03/26 ................ 1,984 1,971,492
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 918 916,627
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
4.01%, 05/16/24 ................ 5,089 5,037,873
(LIBOR USD 3 Month + 3.25%),
4.26%, 12/02/26 ................ 254 251,805
63,925,874
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 3.76%
,
 06/26/28 . 4,327 4,276,990
Arches Buyer Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.01%
,
 12/06/27 ...... 2,673 2,605,959

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
3.76%, 10/30/26 ................ USD 5,042 $ 4,975,405
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/30/26 ................ 10,536 10,436,206
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 9,842 9,567,140
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 1,235 1,206,670
33,068,370
Internet & Direct Marketing Retail — 0.1%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 .................. 5,635 5,568,192
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 4.26%
,
 02/12/27 ............ 5,839 5,685,926
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 5.01%
,
 02/12/27
(c)
.......... 435 429,380
11,683,498
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.00%), 4.01% -
5.50%
,
 09/19/24 .................. 5,049 5,030,261
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.51%
,
 09/19/25 .................. 805 802,553
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,016,719
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 07/30/27 . 5,280 5,241,579
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 08/10/27 .................. 3,819 3,772,722
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 1 Month + 4.75%), 5.51%
,
 04/01/28 . 723 717,526
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.81%
,
 05/28/28 ...... 1,553 1,542,592
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.27% -
4.74%
,
 01/22/27 .................. 939 928,703
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 04/16/25 .................. 1,849 1,820,931
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 05/05/26 . 1,744 1,726,952
Trader Interactive LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.76%
,
 07/28/28
(c)
1,004 994,028
Venga Finance SARL, Term Loan, 12/04/28
(n)
. 1,029 997,754
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.51%
,
 02/11/28 ....... 1,349 1,333,771
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.76%
,
 02/28/27 ...... 3,340 3,304,568
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 3.01%
,
 03/31/28 ........... 1,040 1,028,720
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 02/02/26 . 389 386,860
32,646,239
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 12/01/28
(a)
................. USD 1,551 $ 1,537,128
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.76%
,
 11/21/24 .. 387 384,858
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 3.01%
,
 11/08/27 .. 3,578 3,551,538
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.69%
,
 02/22/28 .................. 2,927 2,912,200
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 7,112 7,080,677
Icon plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 3.31%
,
 07/03/28 ............ 1,012 1,005,456
ICON plc, Term Loan, (LIBOR USD 3 Month +
2.25%), 3.31%
,
 07/03/28 ............ 4,062 4,035,526
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 2.51%
,
 03/07/24 ........... 1,996 1,984,011
Maravai Intermediate Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.00%),
3.85%
,
 10/19/27 .................. 1,692 1,686,937
22,641,203
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 . 1,868 1,843,805
ASP Blade Holdings, Inc., Term Loan,
10/13/28
(n)
...................... 845 828,924
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.81%
,
 05/14/28 . 394 388,202
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
3.76%, 03/31/25 ................ 3,457 3,403,203
(LIBOR USD 1 Month + 3.50%),
4.00%, 10/21/28 ................ 1,643 1,620,157
Fluidra SA, Term Loan B, (LIBOR USD 1 Month
+ 2.00%), 2.80%
,
 01/29/29 ........... 558 551,725
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.26%
,
 03/31/27 ..... 3,775 3,697,881
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(n)
.................. 13,389 13,069,336
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
2.21%
,
 03/01/27 .................. 1,696 1,673,215
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 4.52%
,
 06/21/28 ...... 5,262 5,097,116
SPX Flow, Inc., Term Loan, 04/05/29
(n)
...... 2,382 2,318,734
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.02%
,
 07/30/27 .................. 5,582 5,522,318
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 0.00% - 3.55%
,
 03/02/27 5,726 5,563,315
45,577,931
Media — 0.4%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.50%
,
 03/03/25
(a)
................. 8,414 7,812,788
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(o)
................. 2,780 3,139,259
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.76%
,
 05/03/28
(a)
..... 1,238 1,222,796

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
2.52%
,
 04/30/25
(a)
................. USD 3,336 $ 3,308,784
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.26% - 4.74%
,
 08/21/26
(a)
........... 13,632 13,287,031
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
4.26%
,
 12/17/26
(a)
................. 1 497
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.80%, 07/17/25 ................ 2,668 2,612,861
(LIBOR USD 1 Month + 2.50%),
3.05%, 04/15/27 ................ 1,689 1,654,163
DirectV Financing LLC, Term Loan, 08/02/27
(a)(n)
10,651 10,596,882
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.06%
,
 11/12/27
(a)
................. 2,001 1,979,842
Learfield Communications LLC, 1st Lien Term
Loan, 12/01/23
(a)(n)
................. 5,398 5,119,801
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 08/15/26
(a)
................. 1,180 1,178,915
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.30%
,
 09/18/26
(a)
863 854,251
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.77%
,
 04/01/28
(a)
................. 681 655,228
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,636,993
Voyage Digital Ltd., Term Loan, 03/03/29
(a)(c)(n)
. 1,533 1,510,005
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
3.05%
,
 04/30/28
(a)
................. 2,902 2,840,332
62,410,428
Metals & Mining — 0.0%
Equinox Holdings Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 03/08/24
(a)
................. 8,613 8,132,934
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.02%
,
 11/01/25 ............ 2,183 2,325,812
Freeport LNG investments, LLLP, Term Loan B,
12/21/28
(n)
...................... 5,881 5,843,500
Lealand Finance Company BV, Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.76%
,
 06/28/24
(c)
................. 41 26,697
Lealand Finance Company BV, Term
Loan, (LIBOR USD 1 Month + 1.00%),
1.76%
,
 06/30/25 .................. 393 197,885
Lucid Energy Group II Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 11/24/28 .................. 3,600 3,564,579
Medallion Midland Acquisition LLC, Term Loan,
10/18/28
(n)
...................... 3,615 3,603,721
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.55%
,
 01/31/28 . 907 904,573
Oryx Midstream Services Permian Basin LLC,
Term Loan, 10/05/28
(n)
.............. 6,017 5,980,982
22,447,749
Security
Par (000)
Par (000) Value
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.76%
,
 10/01/26
(a)
................. USD 11,261 $ 11,150,765
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.31%
,
 05/04/25 .................. 2,889 2,851,505
Bausch Health Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.76%
,
 06/02/25 . 5,091 5,060,082
Elanco Animal Health, Inc., Term Loan,
2.55%
,
 08/01/27 .................. 584 572,011
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.76%
,
 11/15/27 .................. 1,516 1,479,585
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.26%
,
 05/05/28 . 2,941 2,934,896
Medical Solutions LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 11/01/28 .................. 3,915 3,876,753
Medical Solutions LLC, Delayed Draw 1st Lien
Term Loan, 11/01/28
(n)
.............. 746 738,429
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.56%
,
 06/02/28 ...... 2,287 2,274,150
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(n)
.............. 499 489,906
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.01%
,
 11/18/27 .................. 4,429 4,351,091
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.76%
,
 07/03/28 . 631 629,357
25,257,765
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 4,130 4,082,782
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.31%
,
 06/02/28
(c)
6,875 6,445,621
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.92%
,
 02/06/26 .................. 7,565 7,500,779
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.92%
,
 01/18/29 .................. 1,497 1,483,901
Element Materials Technology Group US
Holdings, Inc., Delayed Draw Term Loan,
04/12/29
(n)
...................... 1,169 1,164,747
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(n)
... 2,533 2,523,619
Galaxy US Opco, Inc., Term Loan, 04/06/29
(c)(n)
4,020 3,914,475
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.51%
,
 07/11/25 .................. 3,670 3,649,066
Nielsen Finance LLC, Term Loan, (LIBOR USD
1 Month + 2.00%), 2.49%
,
 10/04/23 ..... —
(p)
53
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 2.51%
,
 11/16/26 ..... 1,522 1,499,588
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 3.01%
,
 12/01/28 ..... 4,577 4,525,977
36,790,608
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, 02/25/27
(a)
(n)
............................ 6,112 6,085,101

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28
(a)
..... USD 831 $ 826,463
Software — 0.9%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.73%
,
 02/12/25 .................. 5,639 5,624,450
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 10/02/25 . 5,663 5,586,890
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.51%
,
 10/08/28 . 6,622 6,506,115
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.76%
,
 10/08/29
(c)
1,997 1,937,090
ConnectWise LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.26%
,
 09/29/28 ...... 826 819,736
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 446 443,390
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.76%
,
 12/01/27 .................. 11,258 11,216,244
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.39%
,
 03/11/28 .................. 8,999 8,940,734
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 3.27%
,
 10/30/28 . 1,047 1,037,839
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
6.23%
,
 07/27/28 .................. 7,617 7,502,474
Magenta Buyer LLC, 2nd Lien Term Loan,
07/27/29
(n)
...................... 4,606 4,511,457
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
4.26%, 09/13/24 ................ 10,517 10,443,303
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 5,628 5,596,710
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.01%
,
 02/23/29 . 4,289 4,234,698
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.76%
,
 10/01/27 . 2,119 2,108,316
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 12/17/27 .................. 7,269 7,164,330
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.76%
,
 08/31/28 . 4,269 4,196,380
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.01%
,
 04/24/28 . 19,265 18,939,525
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.26%
,
 12/17/27 ..... 746 738,587
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.26%
,
 12/17/27 ..... 1,189 1,177,351
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.67%
,
 08/01/25 .................. 7,619 7,537,701
Sophia LP, 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.26%
,
 10/07/27 ...... 11,263 11,122,651
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
2.51%
,
 04/16/25 .................. 1,501 1,478,164
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
8.02%
,
 03/03/28 .................. 5,559 5,545,040
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ................ 9,652 9,543,180
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ................ USD 9,016 $ 8,966,052
UKG, Inc., 2nd Lien Term Loan, 05/03/27
(n)
... 1,583 1,567,201
154,485,608
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
5.01%, 02/07/25 ................ 2,161 2,112,636
(LIBOR USD 3 Month + 4.25%),
5.26%, 03/31/26 ................ 3,797 3,713,175
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.06%
,
 11/24/28 .................. 1,360 1,349,396
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 5,662 5,622,917
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 11,293 11,174,092
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 1 Month + 2.50%), 3.26%
,
 10/20/28 . 1,524 1,463,092
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.68%
,
 12/21/27 .................. 692 686,245
26,121,553
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 3.20% - 4.32%
,
 07/27/28 . 7,026 6,899,954
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
4.01% - 4.49%
,
 01/31/28 ............ 3,355 3,233,294
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28 ..... 685 659,670
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(c)
1,586 1,470,967
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,122 4,231,725
16,495,610
Transportation Infrastructure — 0.1%
(a)
CML ST Regis Aspen, Term Loan, (LIBOR USD
3 Month + 0.00%), 0.00%
,
 01/01/28
(c)
.... 11,715 11,543,118
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.76%
,
 09/22/28 .................. 1,030 1,018,393
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.51%
,
 09/21/29 .................. 421 419,947
12,981,458
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. 3,686 3,503,092
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.99%
,
 04/30/28 .................. 6,276 6,209,973
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 856 847,526

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 2.52%
,
 04/11/25 .. USD 1,684 $ 1,655,088
12,215,679
Total Floating Rate Loan Interests — 8.4%
(Cost: $1,389,673,690) ............................ 1,372,377,347
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,094,219
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(d)
...................... 4,680 4,694,040
5,788,259
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
........................... 3,620 3,453,480
Colombia — 0.0%
Ecopetrol SA
5.38%, 06/26/26 .................. 3,156 3,109,252
4.63%, 11/02/31 .................. 1,797 1,501,393
4,610,645
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
........ 3,817 3,864,712
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.......... EUR 700 653,409
France — 0.0%
Electricite de France SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 560,970
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 927,090
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 2,670,190
4,158,250
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
... 495 459,829
Indonesia — 0.0%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 1,433 1,383,003
Pertamina Persero PT, 3.10%
,
08/27/30 .... 3,437 3,080,411
4,463,414
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 .................. EUR 100 101,407
2.63%, 04/28/25 .................. 725 715,124
1.88%, 01/09/26 .................. 100 94,577
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(d)(k)
........... 1,275 1,138,594
2,049,702
Mexico — 0.1%
Comision Federal de Electricidad, 4.69%
,
05/15/29
(b)
...................... USD 1,647 1,514,520
Petroleos Mexicanos
6.88%, 08/04/26 .................. 520 517,920
5.95%, 01/28/31 .................. 4,148 3,480,960
6.70%, 02/16/32 .................. 4,313 3,716,426
6.75%, 09/21/47 .................. 6,266 4,525,180
Security
Par (000)
Par (000) Value
Mexico (continued)
7.69%, 01/23/50 .................. USD 4,135 $ 3,227,367
16,982,373
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.......... 1,780 1,130,496
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 .................. 3,521 3,048,526
5.13%, 08/11/61 .................. 1,725 1,477,354
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,521 2,394,950
6,920,830
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
......... 2,660 2,327,500
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
.... 330 320,186
Total Foreign Agency Obligations — 0.3%
(Cost: $64,280,020) ............................... 57,183,085
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................. 1,436 1,527,814
4.25%, 01/25/28
(b)
................. 2,115 1,971,312
7.38%, 05/14/30
(d)
................. 1,445 1,503,071
5.45%, 09/16/32
(d)
................. 1,684 1,509,075
6,511,272
Brazil — 0.1%
Federative Republic of Brazil
4.63%, 01/13/28 .................. 6,631 6,466,468
3.88%, 06/12/30 .................. 1,464 1,289,510
7,755,978
Chile — 0.1%
Republic of Chile
3.24%, 02/06/28 .................. 4,690 4,476,898
3.10%, 05/07/41 .................. 5,033 3,938,323
4.34%, 03/07/42 .................. 998 913,669
9,328,890
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 .................. 4,414 4,670,012
3.88%, 04/25/27 .................. 2,562 2,340,707
4.50%, 03/15/29 .................. 3,308 3,009,867
4.13%, 05/15/51 .................. 1,110 747,030
10,767,616
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................. 2,355 2,363,537
5.50%, 02/22/29
(b)
................. 3,020 2,812,941
4.88%, 09/23/32
(b)
................. 1,888 1,585,094
5.30%, 01/21/41
(d)
................. 1,898 1,497,997
8,259,569
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 .................. 2,689 2,376,404
6.38%, 04/11/31 .................. EUR 1,052 832,355
3,208,759

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Guatemala — 0.0%
Republic of Guatemala
5.38%, 04/24/32
(b)
................. USD 1,693 $ 1,688,556
3.70%, 10/07/33
(d)
................. 2,891 2,483,188
4.65%, 10/07/41
(b)
................. 2,333 1,993,694
6,165,438
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(d)
6.15%, 05/21/48 .................. 1,400 1,405,075
4.88%, 07/17/49 .................. 1,800 1,518,750
Republic of Indonesia
4.75%, 01/08/26
(d)
................. 4,508 4,644,086
3.50%, 01/11/28 .................. 1,220 1,190,491
4.75%, 02/11/29 .................. 1,527 1,586,339
5.13%, 01/15/45
(d)
................. 3,000 2,936,580
13,281,321
Israel — 0.0%
State of Israel Government Bond, 3.38%
,
01/15/50 ....................... 1,756 1,518,172
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
.. 1,567 1,543,789
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/31
(d)
................. 1,758 1,569,894
1,569,894
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 .................. 1,400 1,346,800
4.50%, 04/22/29 .................. 5,024 4,958,688
4.75%, 03/08/44 .................. 2,402 2,113,760
4.35%, 01/15/47 .................. 1,410 1,148,445
9,567,693
Mongolia — 0.0%
State of Mongolia
(d)
8.75%, 03/09/24 .................. 1,000 1,023,000
5.13%, 04/07/26 .................. 2,067 1,932,872
2,955,872
Morocco — 0.0%
Kingdom of Morocco, 3.00%
,
12/15/32
(b)
.... 5,575 4,404,250
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(b)
1,616 1,498,840
Oman — 0.0%
Oman Government Bond
(d)
4.75%, 06/15/26 .................. 1,220 1,195,600
7.38%, 10/28/32 .................. 2,230 2,444,638
6.50%, 03/08/47 .................. 1,458 1,330,425
7.00%, 01/25/51 .................. 1,720 1,651,200
6,621,863
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(d)
2,265 1,732,974
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 2,767 2,678,456
2.25%, 09/29/32 .................. 3,918 3,151,051
3.30%, 01/19/33 .................. 1,360 1,192,040
7,021,547
Security
Par (000)
Par (000) Value
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................. USD 4,144 $ 4,178,447
4.95%, 04/28/31
(b)
................. 5,265 5,163,978
5.60%, 03/13/48
(d)
................. 2,568 2,300,447
5.40%, 03/30/50
(b)
................. 582 514,088
5.40%, 03/30/50
(d)
................. 2,075 1,832,873
13,989,833
Peru — 0.0%
Republic of Peru
7.35%, 07/21/25 .................. 2,094 2,291,360
4.13%, 08/25/27 .................. 3,060 3,032,842
3.00%, 01/15/34 .................. 1,065 887,145
6,211,347
Philippines — 0.0%
Republic of Philippines
3.75%, 01/14/29 .................. 2,561 2,506,860
2.95%, 05/05/45 .................. 2,243 1,685,301
4,192,161
Qatar — 0.0%
State of Qatar, 4.00%
,
03/14/29
(b)
......... 4,568 4,676,490
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(b)
................. 2,470 2,103,050
3.63%, 03/27/32
(b)
................. 2,796 2,406,832
4.00%, 02/14/51
(d)
................. 552 415,656
4,925,538
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
3.63%, 03/04/28
(d)
................. 2,470 2,454,563
4.38%, 04/16/29
(b)
................. 2,945 3,055,437
3.25%, 11/17/51
(d)
................. 1,637 1,311,646
6,821,646
South Africa — 0.0%
Republic of South Africa
4.88%, 04/14/26 .................. 2,503 2,468,271
5.65%, 09/27/47 .................. 2,879 2,269,552
4,737,823
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)(f)(l)
6.85%, 03/14/24 .................. 4,647 1,987,104
6.35%, 06/28/24 .................. 4,812 2,057,659
7.85%, 03/14/29 .................. 2,972 1,255,997
7.55%, 03/28/30 .................. 3,722 1,572,954
6,873,714
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................. 3,160 1,113,900
7.25%, 03/15/33
(b)
................. 1,548 479,880
1,593,780
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 2,674 2,733,949
Total Foreign Government Obligations — 1.0%
(Cost: $183,648,797) .............................. 160,470,018

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Investment Companies
iShares Core Dividend Growth ETF
(q)
...... 3,100,737 $ 156,866,285
iShares iBoxx $ High Yield Corporate Bond
ETF
(q)(r)
......................... 4,861,410 381,766,527
MPLX LP ......................... 63,088 2,041,528
SPDR Bloomberg Barclays High Yield Bond
ETF
(r)
.......................... 1,804,873 176,173,654
Western Midstream Partners LP .......... 47,971 1,160,418
Total Investment Companies — 4.4%
(Cost: $739,384,149) .............................. 718,008,412
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.5%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 2.82%, 11/25/35 USD 1,529 1,392,207
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 1.23%, 11/25/35 .... 719 713,024
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 1.21%, 11/25/35 .... 587 589,681
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.86%, 06/25/35
(a)
.... 429 398,451
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 1.29%, 08/25/35
(a)
... 1,220 1,078,370
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 1.19%, 12/25/35
(a)
... 181 172,407
Series 2005-63, Class 3A3, 2.80%,
11/25/35
(a)
.................... 2,107 1,982,992
Series 2005-63, Class 5A1, 3.37%,
12/25/35
(a)
.................... 63 61,650
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 54 51,483
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 1.27%, 01/25/36
(a)
... 2,032 1,780,994
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.22%,
02/25/36
(a)
.................... 4,124 3,853,657
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 688 480,460
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,031 647,958
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 481 278,287
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 742 395,574
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,732 1,554,237
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,777 1,166,277
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 835 563,144
Series 2006-9T1, Class A7, 6.00%, 05/25/36 323 178,236
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.72%, 11/20/46
(a)
......... 4,063 3,055,144
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,287 712,765
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.95%,
11/25/46
(a)
.................... 5,268 4,427,471
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 1.05%, 11/25/46
(a)
.. USD 3,683 $ 3,319,970
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.07%,
11/25/46
(a)
.................... 7,449 6,603,962
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.38%), 1.05%, 10/25/46
(a)
... 316 298,159
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 1.01%, 05/20/46
(a)
... 1,372 1,214,029
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 1.09%, 05/25/36
(a)
... 7,482 6,734,316
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 1.05%, 07/25/46
(a)
... 9,718 8,797,156
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,896 1,093,562
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 421 250,172
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 259 193,596
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 233 159,843
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,183 749,728
Series 2007-19, Class 1A8, 6.00%, 08/25/37 575 364,773
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,127 1,837,432
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 482 286,813
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,187 1,893,661
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 547 324,913
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.92%, 06/25/37
(a)
... 5,754 4,905,188
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,610 823,878
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.60%,
11/25/47
(a)
.................... 1,523 1,374,748
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.95%, 04/25/47
(a)
... 9,087 8,232,039
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 1.01%, 05/25/47
(a)
... 3,618 3,298,758
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.36%), 1.03%, 06/25/47
(a)
... 8,312 6,601,307
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,075 751,933
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.19%, 10/25/46
(a)
.... 10,218 9,562,704
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.16%,
10/25/46
(a)
.................... 4,827 3,851,647
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
.................... 637 568,693
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 325 297,036
Series 2006-D, Class 6A1, 2.79%, 05/20/36 301 293,701
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 1.01%, 06/20/47 .... 1,121 989,056
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.30%, 01/25/35
(a)
........ 2 1,559
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
1.11%, 04/25/36
(a)
................. 4,694 6,723,437

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... USD 676 $ 537,332
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 898 712,433
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.84%, 03/25/37 .... 1,142 1,064,247
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.81%, 03/25/37 .... 1,709 1,593,638
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.87%, 09/25/47 .... 1,993 1,936,110
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.94%, 04/25/35
(a)
... 899 849,727
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 1.27%, 05/25/35
(a)
... 2,821 2,308,871
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.18%,
04/25/46
(a)
.................... 2,584 948,750
Series 2007-21, Class 1A1, 6.25%, 02/25/38 145 89,362
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 625 304,508
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 955 464,986
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)(b)
............. 9,868 9,612,347
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 69 64,026
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 426 385,505
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.73%,
09/27/37
(a)(b)
..................... 5,198 4,697,186
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.86%, 08/25/47
(a)
..... 11,406 10,330,732
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.24%,
02/25/37
(a)
...................... 1,121 776,279
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.21%, 05/25/35
(a)
...... 30 28,859
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.84%, 02/25/36 ... 2,408 2,232,545
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.22%,
03/25/36 ..................... 1,293 1,267,551
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 1.17%,
10/25/35
(a)
...................... 1,447 1,416,942
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 628 559,749
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,212 977,650
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 2.88%,
08/25/37 ..................... 101 84,794
Series 2007-AR15, Class 2A1, 3.06%,
08/25/37 ..................... 521 454,535
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.82%,
12/25/37
(a)
...................... 7,464 7,888,590
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 3.30%, 06/30/23
(a)(b)
.... 11,430 11,375,847
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.56%,
12/25/35 ..................... USD 452 $ 436,182
Series 2006-1, Class 2A1, 1.98%, 02/25/36 322 328,095
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
................ 4,000 3,813,692
Prima Capital CRE Securitization Ltd.
(b)(c)
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,084,810
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 15,785,550
Prime Mortgage Trust
(b)
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 1 747
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 373 335,712
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 168 151,457
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 314 144,735
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 35 30,956
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.26%,
04/25/47
(a)
...................... 211 120,758
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 1.13%, 02/25/36 .... 928 815,323
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 1.05%, 06/25/36 .... 7,526 6,902,473
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 1.05%, 07/25/46 .... 9,917 8,178,170
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.85%, 09/25/47 ... 1,997 1,993,620
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.97%,
06/25/47 ..................... 5,600 5,183,916
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.03%,
07/25/47 ..................... 3,125 2,738,928
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.17%, 10/25/36
(e)
1,101 488,044
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.20%,
06/25/46
(a)
.................... 3,850 2,750,678
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.07%,
10/25/46
(a)
.................... 4,974 4,400,833
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.94%,
12/25/46
(a)
.................... 4,551 3,951,507
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.06%,
05/25/47
(a)
.................... 2,736 2,471,998
235,003,523

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 4.4%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
.......... USD 7,780 $ 6,583,666
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.61%, 09/15/34
(a)(b)
.......... 29,015 28,287,643
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.65%, 04/15/35
(a)(b)
................ 3,467 3,346,268
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.50%, 12/15/36 .... 11,310 10,799,399
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.60%, 12/15/36 .... 1,490 1,377,771
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 2.05%, 11/15/32 .... 3,225 2,827,164
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.55%, 11/15/32 .... 3,965 3,282,663
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 2.25%, 09/15/34 .... 11,982 11,471,622
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,194,595
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 1.13%, 08/25/35 .... 3,122 2,943,798
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 1.15%, 11/25/35 .... 712 666,277
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.89%, 03/25/37 .... 2,389 2,248,941
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.96%, 07/25/37 .... 3,654 3,405,714
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 1.12%, 09/25/37 .... 911 857,086
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 2.17%, 12/25/37 .... 2,091 2,020,548
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 3.05%, 08/15/36 .... 2,710 2,638,348
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 4.05%, 08/15/36 .... 1,800 1,748,048
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ..................... 1,750 1,369,809
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
................ 2,672 2,450,474
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.19%, 04/10/51
(b)
1,250 1,045,791
Series 2018-B7, Class C, 5.01%, 05/15/53 . 4,770 4,701,207
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 4.25%, 10/15/35
(a)(b)
3,600 3,526,515
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 4.15%, 09/15/38
(a)(b)
4,495 4,443,231
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,408,639
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,873,190
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.85%, 10/15/36 .... 6,375 6,231,113
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 3.20%, 10/15/36 .... 14,288 13,947,376
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.72%, 10/15/36 .... 11,186 10,787,965
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 3.37%, 12/15/38 .... 13,437 12,932,390
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.46%, 02/15/33
(c)
... 14,812 14,515,760
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.70%, 02/15/33
(c)
... USD 8,685 $ 8,511,300
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.80%, 02/15/33
(c)
... 5,735 5,620,300
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 4.30%, 06/15/38 .... 8,800 8,377,049
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 3.36%, 05/15/38 .... 18,644 17,850,262
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.80%, 10/15/38 .... 13,302 12,861,064
Series 2022-LP2, Class F, (TSFR1M +
3.26%), 3.78%, 02/15/39 .......... 14,667 14,300,078
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.70%, 10/15/36 .... 13,310 12,762,686
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.56%, 02/15/36 .... 11,900 11,260,080
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.56%, 02/15/36 .... 8,900 8,529,028
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.80%, 01/15/34 .... 4,680 4,545,120
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.55%, 01/15/34 .... 7,240 6,950,203
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.59%, 09/15/34 .... 1,259 1,200,483
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 3.35%, 06/15/38 .... 11,180 10,682,785
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 4.15%, 06/15/23 .... 9,532 9,170,223
Series 2022-IND, Class E, (TSFR1M +
3.99%), 4.34%, 04/15/37 .......... 8,640 8,621,016
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 6,800 6,194,244
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 10,985 9,762,282
Series 2021-601L, Class D, 2.87%, 01/15/44 5,360 4,084,367
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 5.01%, 05/10/58
(a)
3,330 3,216,013
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,604,972
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,097,664
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
.................... 2,278 2,280,814
Series 2015-GC27, Class C, 4.57%,
02/10/48
(a)
.................... 2,267 2,177,967
Series 2016-C1, Class C, 5.11%, 05/10/49
(a)
2,870 2,826,809
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... 980 900,924
Series 2016-GC37, Class C, 5.09%,
04/10/49
(a)
.................... 2,640 2,552,509
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 2,853,670
Series 2016-P3, Class C, 5.05%, 04/15/49
(a)
1,271 1,201,647
Series 2018-C6, Class C, 5.23%, 11/10/51
(a)
3,976 3,959,280
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(b)
................... 3,000 2,935,224
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
................... 4,700 4,386,307
Series 2014-CR15, Class C, 4.82%,
02/10/47
(a)
.................... 2,050 2,057,010
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 9,325,213

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC19, Class C, 4.37%,
02/10/48
(a)
.................... USD 6,513 $ 6,351,625
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,413,874
Series 2015-LC21, Class C, 4.48%,
07/10/48
(a)
.................... 5,120 4,958,250
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
................... 3,200 2,753,747
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.95%, 09/15/33
(a)(b)
.. 2,500 2,432,805
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.65%,
07/15/31
(a)(b)
..................... 1,450 1,254,145
CSAIL Commercial Mortgage Trust
(a)
Series 2016-C6, Class C, 5.08%, 01/15/49 3,950 3,783,334
Series 2018-C14, Class D, 5.09%,
11/15/51
(b)
.................... 2,545 2,213,875
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 5.42%, 10/15/37 .... 4,661 4,652,790
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 4.06%, 11/15/38 .... 1,338 1,338,000
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.49%, 05/15/35
(a)(b)
................ 4,998 4,857,699
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34 .... 10,428 9,765,680
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ..................... 2,890 2,674,712
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 3.67%, 11/15/38 .... 11,890 11,333,319
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 4.17%, 11/15/38 .... 4,560 4,340,374
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.81%, 07/15/38 .... 10,088 9,905,797
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 3.40%, 07/15/38 .... 6,530 6,391,605
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 4.25%, 07/15/38 .... 6,816 6,679,620
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,448,728
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 3.99%, 11/15/36
(a)(b)
.......... 6,640 6,446,958
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
.................... 1,075 1,042,723
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,029,631
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)(c)
................... 2,749 2,299,264
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,903,959
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,805,754
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.90%, 10/15/36 .... 4,743 4,637,607
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.95%, 10/15/36 .... 1,177 1,150,105
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.26%,
12/15/48
(a)(b)
..................... 1,898 1,698,602
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities
Trust
(a)
Series 2017-JP5, Class C, 3.94%, 03/15/50 USD 5,137 $ 4,740,387
Series 2017-JP5, Class D, 4.69%,
03/15/50
(b)
.................... 754 662,740
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,299,515
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.38%, 01/15/49 5,750 5,075,451
Series 2019-OSB, Class E, 3.91%,
06/05/39
(b)
.................... 2,800 2,475,856
Series 2022-NLP, Class F, (TSFR1M +
3.54%), 0.00%, 04/15/37
(b)
......... 10,610 10,206,820
Series 2022-OPO, Class D, 3.56%,
01/05/39
(b)
.................... 3,360 2,917,806
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
2.35%, 05/15/36
(a)(b)
................ 12,751 12,527,821
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.90%,
03/15/38
(a)(b)
..................... 10,752 10,321,606
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.83%, 03/10/50
(a)(b)
.... 3,375 3,174,398
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 3.30%,
10/15/38
(a)(b)
..................... 920 898,213
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 3,305 3,125,771
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.56%, 11/15/38 .... 13,800 13,419,977
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 5.81%, 11/15/38 .... 25,270 24,592,643
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (TSFR1M +
4.22%), 4.73%, 12/15/34
(a)(b)
.......... 3,940 3,938,734
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.50%, 07/15/38
(a)(b)
... 1,897 1,843,507
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
................... 727 668,894
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,028,647
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,586,420
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 2,946,968
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.17%,
05/15/48
(a)
.................... 1,530 1,424,564
Series 2015-MS1, Class D, 4.17%,
05/15/48
(a)(b)
................... 3,925 3,406,427
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.50%, 11/15/34
(a)(b)
.. 3,998 3,927,682
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 3.15%, 11/15/34
(a)(b)
.. 7,904 7,745,117
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,505,929
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,570 1,215,927
Series 2018-H3, Class C, 5.03%, 07/15/51
(a)
2,880 2,831,415
Series 2018-MP, Class E, 4.42%, 07/11/40
(a)
(b)
.......................... 2,112 1,718,394
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 3.10%, 07/15/35
(a)(b)
.. 4,040 3,888,264

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 4.10%,
09/15/38
(a)(b)
..................... USD 1,487 $ 1,445,764
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (TSFR1M + 5.29%), 5.79%,
03/15/39
(a)(b)
..................... 38,023 37,628,413
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
....... 8,300 6,714,483
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.91%, 07/15/38
(a)(b)
.......... 1,400 1,344,371
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 4.47%,
11/15/36
(a)(b)
..................... 2,377 2,304,387
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 4.22%,
07/15/23
(a)(b)
..................... 2,956 2,816,555
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.55%, 06/15/26 .... 5,180 4,972,447
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 4.40%, 06/15/26 ... 1,794 1,714,137
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 883 883,412
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
... 6,355 5,847,061
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
.................... 1,600 1,590,732
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 482,354
Series 2016-C37, Class C, 4.64%,
12/15/49
(a)
.................... 2,803 2,703,383
Series 2016-LC25, Class C, 4.48%,
12/15/59
(a)
.................... 8,320 7,872,073
Series 2016-NXS5, Class B, 5.12%,
01/15/59
(a)
.................... 1,875 1,902,130
Series 2016-NXS6, Class C, 4.54%,
11/15/49
(a)
.................... 4,783 4,557,757
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,060,699
Series 2017-C39, Class D, 4.48%,
09/15/50
(a)(b)
................... 1,690 1,461,420
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 353,599
Series 2018-C44, Class C, 4.99%,
05/15/51
(a)
.................... 2,346 2,258,353
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,678,823
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,109,371
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
... 1,300 1,246,160
725,219,963
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.09%,
08/10/35 ..................... 74,389 2,762,793
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 360,150
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.24%, 11/10/49 .... 60,524 2,368,903
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
.................... 12,675 215,094
Series 2015-CR25, Class XA, 0.97%,
08/10/48 ..................... 12,421 275,168
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... USD 40,477 $ 1,118,922
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2014-C22, Class XA,
0.97%, 09/15/47 .................. 6,427 95,957
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.94%, 03/10/50
(b)
..... 34,479 865,640
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.49%,
04/15/47
(b)
.................... 80,982 449,847
Series 2015-C26, Class XD, 1.46%,
10/15/48
(b)
.................... 12,675 510,676
Series 2016-C32, Class XA, 0.80%,
12/15/49 ..................... 29,998 755,679
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.76%, 03/15/49
(b)
..... 13,600 747,728
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 ..................... 40,610 425,337
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 73,281
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
.................... 11,784 517,082
Series 2016-LC25, Class XA, 0.98%,
12/15/59 ..................... 19,561 600,816
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.73%,
05/15/47 ..................... 57,079 623,705
Series 2014-LC14, Class XA, 1.42%,
03/15/47 ..................... 25,134 420,128
13,186,906
Total Non-Agency Mortgage-Backed Securities — 6.0%
(Cost: $993,628,381) .............................. 973,410,392
Preferred Securities
Capital Trusts — 2.7%
Banks — 1.0%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
... EUR 7,400 7,792,188
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ....... USD 17,500 15,487,500
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... 39,856 37,713,740
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 6,597,525
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ....................... 15 13,269
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% ................... 2,000 1,993,000
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 26,805 25,403,098
Series HH, (SOFR + 3.13%), 4.60% ..... 11,113 10,271,746
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 22,250 19,135,000
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 10,680 9,123,604

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... USD 28,283 $ 27,681,986
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 8,065 7,358,910
168,571,566
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . 21,025 19,448,125
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 19,699,144
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 21,855,881
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 12,039,504
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 6,501,687
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 14,519,739
94,064,080
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 32,950 28,452,325
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 20,150 18,152,732
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 9,712 9,481,340
56,086,397
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 16,730,925
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 33,249,996
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
...................... 1,923 1,870,117
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
................ 26,150 24,902,645
Oil, Gas & Consumable Fuels — 0.3%
(a)(k)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% .............. 44,150 41,659,940
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 7,029,260
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% ................... USD 170 $ 166,430
48,855,630
Total Capital Trusts — 2.7%
(Cost: $488,366,695) .............................. 444,331,356
Shares
Shares
Preferred Stocks — 0.5%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 2.62%
(a)(k)
................. 136,000 8,024,000
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 726 272,199
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 16,412,550
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,125,000
Petroleo Brasileiro SA (Preference) ........ 1,134,882 6,998,969
22,123,969
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 758,149 35,544,783
Total Preferred Stocks — 0.5%
(Cost: $77,630,608) ............................... 82,377,501
Trust Preferreds — 0.2%
Consumer Finance — 0.2%
(a)(b)
ILFC E-Capital Trust I, 4.05%, 12/21/65 ..... 16,872,000 13,160,160
ILFC E-Capital Trust II, 4.30%, 12/21/65 .... 11,944,000 9,555,200
Total Trust Preferreds — 0.2%
(Cost: $27,894,929) ............................... 22,715,360
Total Preferred Securities — 3.4%
(Cost: $593,892,232) .............................. 549,424,217
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.79%, 04/25/28
(a)(b)
................ 4,627 4,256,373
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.20%, 05/25/25
(a)(b)
................ 1,500 1,486,744
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,961,824) ............................... 5,743,117
Shares
Shares
Warrants
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
..... 720 151

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
..... 1,489 $ 17,831
Total Warrants — 0.0%
(Cost: $0) ..................................... 17,982
Total Long-Term Investments — 93.5%
(Cost: $15,720,281,101) ............................ 15,293,400,822
Short-Term Securities
(q)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.29% .................... 1,094,118,504 1,094,118,504
SL Liquidity Series, LLC, Money Market Series,
0.47%
(t)
........................ 607,590,519 607,529,761
Total Short-Term Securities — 10.4%
(Cost: $1,701,622,082) ............................ 1,701,648,265
Total Options Purchased — 0.0%
( Cost: $179,514 ) ................................. 66,589
Total Investments Before Options Written — 103.9%
(Cost: $17,422,082,697 ) ............................ 16,995,115,676
Total Options Written — (0.0)%
(Premium Received — $(61,585)) ..................... (26,744)
Total Investments Net of Options Written — 103.9%
(Cost: $17,422,021,112 ) ............................ 16,995,088,932
Liabilities in Excess of Other Assets — (3.9)% ............. (635,414,019)
Net Assets — 100.0% ............................... $ 16,359,674,913
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,971,480, representing 0.07% of its net assets as of period end, and an original cost of $11,734,320.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
All or a portion of this security is on loan.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/22
Shares
Held at
04/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (267,682,970) $ — $ — $ 1,094,118,504 1,094,118,504 $ 229,704 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 227,782,318 — (178,577) 26,101 607,529,761 607,590,519 4,931,291
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(c)
44,537,320 — (41,852,864) (1,638,670) (1,045,786) — — 439,373 72,166
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,146) 31,059,813 (38,146,108) 156,866,285 3,100,737 3,678,944 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 60,133,493 — — (39,546,160) 381,766,527 4,861,410 10,890,737 —
$ 29,242,566 $ (78,711,953) $ 2,240,281,077 $ 20,170,049 $ 72,166
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 333 06/17/22 $ 17,606 $ (1,279,650)
S&P 500 E-Mini Index ...................................................... 165 06/17/22 34,052 (1,156,349)
U.S. Treasury 10 Year Ultra Note ............................................... 5,066 06/21/22 652,960 (16,168,576)
U.S. Treasury Long Bond .................................................... 2,369 06/21/22 332,845 (20,287,672)
U.S. Treasury Ultra Bond .................................................... 604 06/21/22 96,451 (6,483,571)
U.S. Treasury 5 Year Note .................................................... 2,154 06/30/22 242,460 731,985
(44,643,833)
Short Contracts
GBP Currency ............................................................ 3,724 06/13/22 293,242 14,561,888
JPY Currency ............................................................ 654 06/13/22 63,234 8,172,507
EURO STOXX 50 Index ..................................................... 1,165 06/17/22 45,328 (386,784)
MSCI Emerging Markets E-Mini Index ............................................ 8,800 06/17/22 465,256 5,881,743
U.S. Treasury 10 Year Note ................................................... 32 06/21/22 3,810 211,957
U.S. Treasury 10 Year Ultra Note ............................................... 18 06/21/22 2,320 202,752
U.S. Treasury Long Bond .................................................... 17 06/21/22 2,389 245,584
U.S. Treasury Ultra Bond .................................................... 33 06/21/22 5,270 772,275
U.S. Treasury 2 Year Note .................................................... 23 06/30/22 4,847 92,958
U.S. Treasury 5 Year Note .................................................... 105 06/30/22 11,819 527,616
30,282,496
$ (14,361,337)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,250,000 USD 1,313,969 Deutsche Bank AG 05/12/22 $ 5,193
EUR 5,570,000 USD 5,864,431 Morgan Stanley & Co. International plc 05/12/22 13,757
GBP 510,000 USD 639,453 Morgan Stanley & Co. International plc 05/12/22 1,837
USD 632,741 CHF 590,000 Morgan Stanley & Co. International plc 05/12/22 25,971
USD 132,008,136 EUR 120,650,000 Bank of America NA 05/12/22 4,682,577
USD 1,251,469 EUR 1,170,000 Bank of New York Mellon 05/12/22 16,733
USD 230,345,522 EUR 210,660,000 Morgan Stanley & Co. International plc 05/12/22 8,029,714
USD 183,584 EUR 170,000 UBS AG 05/12/22 4,178
USD 61,586,504 GBP 47,190,000 Bank of America NA 05/12/22 2,248,320
USD 616,963 GBP 490,000 UBS AG 05/12/22 822
USD 5,512,882 EUR 4,836,790 Bank of New York Mellon 05/20/22 406,635
EUR 73,000 USD 77,117 Bank of America NA 07/08/22 159
USD 7,222,135 AUD 9,721,000 Bank of America NA 07/08/22 345,377
USD 599,658 CAD 756,000 UBS AG 07/08/22 11,308
USD 20,639,121 EUR 18,907,000 Bank of America NA 07/08/22 624,734
USD 10,349 HKD 81,000 UBS AG 07/08/22 11
USD 546,016 JPY 68,369,000 Bank of America NA 07/08/22 17,758
USD 886,776 JPY 110,579,000 Deutsche Bank AG 07/08/22 32,380
USD 505,707 JPY 63,503,000 UBS AG 07/08/22 15,047
16,482,511
EUR 860,000 USD 918,292 Bank of America NA 05/12/22 (10,708)
EUR 1,120,000 USD 1,220,014 BNP Paribas SA 05/12/22 (38,044)
EUR 680,000 USD 733,189 Toronto Dominion Bank 05/12/22 (15,565)
EUR 3,763,818 USD 4,131,775 Morgan Stanley & Co. International plc 05/20/22 (158,277)
EUR 262,515 USD 290,471 State Street Bank and Trust Co. 05/20/22 (13,333)
CAD 17,076,000 USD 13,520,230 Bank of New York Mellon 07/08/22 (230,984)
CHF 5,064,000 USD 5,463,041 Bank of America NA 07/08/22 (237,753)
DKK 964,000 USD 141,484 Barclays Bank plc 07/08/22 (4,302)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 15,000 USD 16,299 Bank of New York Mellon 07/08/22 $ (420)
EUR 1,936,000 USD 2,103,909 Barclays Bank plc 07/08/22 (54,517)
EUR 56,000 USD 61,015 Deutsche Bank AG 07/08/22 (1,735)
EUR 9,000 USD 9,761 UBS AG 07/08/22 (234)
GBP 6,815,000 USD 8,876,815 Deutsche Bank AG 07/08/22 (305,450)
KRW 1,530,726,000 USD 1,244,513 Barclays Bank plc 07/08/22 (32,172)
NZD 13,176,000 USD 8,979,418 UBS AG 07/08/22 (476,452)
(1,579,946)
$ 14,902,565
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 83 06/17/22 EUR 4,200.00 EUR 3,156 $ 4,903
EURO STOXX Banks Price Index ................. 276 06/17/22 EUR 100.00 EUR 1,190 5,096
9,999
Put
STOXX Europe 600 Chemicals .................. 30 05/20/22 EUR 1,200.00 EUR 1,878 19,701
EURO STOXX 50 Index ....................... 62 06/17/22 EUR 3,400.00 EUR 2,358 36,889
56,590
$ 66,589
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ........................ 83 06/17/22 EUR 4,400.00 EUR 3,156 $ (1,095)
EURO STOXX Banks Price Index .................. 276 06/17/22 EUR 110.00 EUR 1,190 (1,456)
(2,551)
Put
STOXX Europe 600 Chemicals ................... 30 05/20/22 EUR 1,100.00 EUR 1,878 (3,165)
EURO STOXX 50 Index ........................ 62 06/17/22 EUR 3,200.00 EUR 2,358 (21,028)
(24,193)
$ (26,744)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Goldman Sachs
International 06/20/22 NR EUR 1,260 $ (39,877) $ (39,877) $ —
Casino Guichard Perrachon
SA ............. 5.00  Quarterly
JPMorgan Chase Bank
NA 06/20/22 B EUR 260 (1,718) (2,604) 886
Casino Guichard Perrachon
SA ............. 5.00  Quarterly
JPMorgan Chase Bank
NA 06/20/22 B EUR 530 (3,501) (13,522) 10,021
ADLER Real Estate AG . 5.00  Quarterly
Morgan Stanley & Co.
International plc 12/20/25 B EUR 420 (63,350) 53,474 (116,824)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 $ 30,456 $ 35,590 $ (5,134)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 290 (42,552) 25,108 (67,660)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 320 (46,954) 30,897 (77,851)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 140 6,082 6,065 17
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 100 4,344 7,779 (3,435)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 B EUR 10 (1,429) 227 (1,656)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 B EUR 170 (24,292) 3,867 (28,159)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 B EUR 40 (5,716) (88) (5,628)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B EUR 160 (22,863) — (22,863)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B EUR 60 (8,574) 263 (8,837)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 70 2,612 4,915 (2,303)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 260 7,932 10,657 (2,725)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 178 5,433 12,736 (7,303)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (17,243) (12,985) (4,258)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (13,130) 9,883 (23,013)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (6,736) 5,031 (11,767)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (12,762) 10,160 (22,922)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (6,736) 5,915 (12,651)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B+ EUR 560 78,221 46,817 31,404
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 480 (43,159) (31,226) (11,933)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 21,326 16,810 4,516
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB- EUR 66 1,218 2,116 (898)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB- EUR 1,310 24,301 61,727 (37,426)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB- EUR 362 6,715 12,662 (5,947)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 97 1,794 3,600 (1,806)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 342 6,343 12,948 (6,605)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 364 6,748 13,775 (7,027)
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB- EUR 490 (96,465) (65,962) (30,503)
Telecom Italia SpA ..... 1.00 Quarterly Citibank NA 06/20/29 BB- EUR 300 (64,157) (57,787) (6,370)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (48,419) (104,122) 55,703
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (448,873) (348,175) (100,698)
$ (814,981) $ (283,326) $ (531,655)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks used in determining the variable rate of interest:
(c)
Amount includes $107,173 of net dividends and financing fees.
(e)
Amount includes $(7,796) of net dividends and financing fees.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 10,556,983 $ (383,307)
(c)
$ 10,066,503 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 8,369,940 (899,320)
(e)
7,478,416 0.1
$ (1,282,627) $ 17,544,919
(b) (d)
Range: 95 basis points 60-95 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 3,122,300 $ 10,066,503 100.0%
Total Reference Entity — Long ............ 10,066,503
Net Value of Reference Entity — HSBC Bank plc $ 10,066,503
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 08, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 761,282 1,838,067 24.6
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV (Registered),
GDR ................ 214,691 $ 2,147 0.0%
United Kingdom
Prudential plc ............ 452,924 5,638,202 75.4
Total Reference Entity — Long ............ 7,478,416
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 7,478,416

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,573,566,962 $ 5,145,500 $ 1,578,712,462
Common Stocks
Aerospace & Defense .................................... 929,521 4,013,578 — 4,943,099
Air Freight & Logistics .................................... 3,637,845 2,875,058 — 6,512,903
Airlines .............................................. 9,572,956 10,031,085 — 19,604,041
Auto Components ...................................... 317,881 — — 317,881
Automobiles .......................................... 7,391,138 10,487,964 — 17,879,102
Banks ............................................... 71,809,851 219,837,675 2,981 291,650,507
Beverages ........................................... 7,539,355 40,710,509 — 48,249,864
Biotechnology ......................................... 38,969,192 1,925,319 — 40,894,511
Building Products ....................................... 2,272,119 4,018,553 — 6,290,672
Capital Markets ........................................ 34,269,023 — — 34,269,023
Chemicals ............................................ 15,586,229 30,014,749 — 45,600,978
Commercial Services & Supplies ............................. 3,124,719 — 4,658 3,129,377
Communications Equipment ................................ 2,965,394 10,062,378 — 13,027,772
Construction & Engineering ................................ 286,666 — — 286,666
Construction Materials .................................... 373,396 11,099,779 — 11,473,175
Consumer Finance ...................................... 27,016,225 — — 27,016,225
Containers & Packaging .................................. 997,563 — — 997,563
Distributors ........................................... 2,247,998 — — 2,247,998
Diversified Financial Services ............................... 5,225,649 274,589 — 5,500,238
Diversified Telecommunication Services ........................ 39,544,066 74,701,380 — 114,245,446
Electric Utilities ........................................ 122,877,755 47,847,584 — 170,725,339
Electrical Equipment ..................................... 2,762,787 21,592,177 — 24,354,964
Electronic Equipment, Instruments & Components ................. 15,329,409 12,121,004 — 27,450,413
Energy Equipment & Services .............................. 8,360,718 — — 8,360,718
Entertainment ......................................... 4,083,921 897,591 — 4,981,512

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Equity Real Estate Investment Trusts (REITs) .................... $ 524,382,339 $ 65,560,953 $ — $ 589,943,292
Food & Staples Retailing .................................. 50,617,656 5,127,383 2,075 55,747,114
Food Products ......................................... 5,582,966 36,829,967 — 42,412,933
Gas Utilities ........................................... 7,591,450 24,937,469 — 32,528,919
Health Care Equipment & Supplies ........................... 31,396,684 945,251 — 32,341,935
Health Care Providers & Services ............................ 43,442,005 6,479,453 — 49,921,458
Health Care Technology .................................. 708,106 — — 708,106
Hotels, Restaurants & Leisure .............................. 15,297,064 12,267,304 — 27,564,368
Household Durables ..................................... 1,875,124 27,039,453 — 28,914,577
Household Products ..................................... 4,708,302 24,335,017 — 29,043,319
Independent Power and Renewable Electricity Producers ............ 136,140 2,189,559 — 2,325,699
Industrial Conglomerates .................................. 2,550,281 4,342,701 — 6,892,982
Insurance ............................................ 44,596,157 105,373,957 — 149,970,114
Interactive Media & Services ............................... 39,317,410 17,868,468 — 57,185,878
Internet & Direct Marketing Retail ............................ 10,516,201 181,746 — 10,697,947
IT Services ........................................... 87,789,052 51,679,051 — 139,468,103
Leisure Products ....................................... 19,477,375 — — 19,477,375
Life Sciences Tools & Services .............................. 12,922,909 16,816,918 — 29,739,827
Machinery ............................................ 26,235,418 18,920,919 — 45,156,337
Marine .............................................. — 1,185,397 — 1,185,397
Media ............................................... 30,752,366 411,519 — 31,163,885
Metals & Mining ........................................ 16,447,647 36,375,562 85 52,823,294
Multiline Retail ......................................... 1,755,243 — 13,777 1,769,020
Multi-Utilities .......................................... 82,283,279 5,925,877 — 88,209,156
Oil, Gas & Consumable Fuels ............................... 119,013,371 42,566,970 3,939 161,584,280
Personal Products ...................................... 16,917,532 7,295,012 — 24,212,544
Pharmaceuticals ....................................... 42,826,633 117,988,865 — 160,815,498
Professional Services .................................... 1,786,557 35,139,551 — 36,926,108
Real Estate Management & Development ....................... 237,661 105,418,154 — 105,655,815
Road & Rail ........................................... 38,776,164 6,188,446 — 44,964,610
Semiconductors & Semiconductor Equipment .................... 45,037,605 106,818,767 — 151,856,372
Software ............................................. 103,401,440 1,541,885 — 104,943,325
Specialty Retail ........................................ 21,165,548 10,313,917 — 31,479,465
Technology Hardware, Storage & Peripherals .................... 31,933,412 19,828,818 — 51,762,230
Textiles, Apparel & Luxury Goods ............................ 1,756,697 46,382,320 — 48,139,017
Thrifts & Mortgage Finance ................................ — 8,584,146 — 8,584,146
Tobacco ............................................. 28,984,079 12,625,966 — 41,610,045
Trading Companies & Distributors ............................ 2,271,387 26,643,078 — 28,914,465
Transportation Infrastructure ............................... 13,849,961 130,366,166 — 144,216,127
Water Utilities ......................................... 2,093,023 5,871,179 — 7,964,202
Wireless Telecommunication Services ......................... 3,827,895 30,099,103 53,519 33,980,517
Corporate Bonds
Aerospace & Defense .................................... — 102,186,398 — 102,186,398
Air Freight & Logistics .................................... — 1,459,787 — 1,459,787
Airlines .............................................. — 84,149,330 — 84,149,330
Auto Components ...................................... — 71,483,900 — 71,483,900
Automobiles .......................................... — 36,461,676 — 36,461,676
Banks ............................................... — 596,586,779 — 596,586,779
Beverages ........................................... — 7,828,854 — 7,828,854
Biotechnology ......................................... — 11,352,064 — 11,352,064
Building Products ....................................... — 32,940,243 — 32,940,243
Capital Markets ........................................ — 196,735,768 11,154,634 207,890,402
Chemicals ............................................ — 77,343,302 — 77,343,302
Commercial Services & Supplies ............................. — 111,660,584 — 111,660,584
Communications Equipment ................................ — 33,575,891 — 33,575,891
Construction & Engineering ................................ — 17,828,729 — 17,828,729
Construction Materials .................................... — 1,526,893 — 1,526,893
Consumer Finance ...................................... — 136,160,547 — 136,160,547
Containers & Packaging .................................. — 86,434,777 — 86,434,777
Distributors ........................................... — 6,091,079 — 6,091,079
Diversified Consumer Services .............................. — 16,392,489 — 16,392,489
Diversified Financial Services ............................... — 34,601,342 — 34,601,342
Diversified Telecommunication Services ........................ — 271,599,288 — 271,599,288
Electric Utilities ........................................ — 102,126,116 — 102,126,116
Electrical Equipment ..................................... — 11,260,103 — 11,260,103
Electronic Equipment, Instruments & Components ................. — 7,213,820 — 7,213,820

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ — $ 23,485,461 $ — $ 23,485,461
Entertainment ......................................... — 30,534,749 — 30,534,749
Equity Real Estate Investment Trusts (REITs) .................... — 108,456,656 — 108,456,656
Food & Staples Retailing .................................. — 29,528,591 — 29,528,591
Food Products ......................................... — 42,019,057 — 42,019,057
Gas Utilities ........................................... — 2,805,740 — 2,805,740
Health Care Equipment & Supplies ........................... — 39,020,947 — 39,020,947
Health Care Providers & Services ............................ — 171,071,756 — 171,071,756
Health Care Technology .................................. — 4,924,864 — 4,924,864
Hotels, Restaurants & Leisure .............................. — 238,686,543 — 238,686,543
Household Durables ..................................... — 27,734,912 — 27,734,912
Household Products ..................................... — 6,220,303 — 6,220,303
Independent Power and Renewable Electricity Producers ............ — 23,629,491 — 23,629,491
Industrial Conglomerates .................................. — 2,514,673 — 2,514,673
Insurance ............................................ — 132,385,314 — 132,385,314
Interactive Media & Services ............................... — 8,580,812 — 8,580,812
Internet & Direct Marketing Retail ............................ — 20,313,627 — 20,313,627
IT Services ........................................... — 55,427,678 — 55,427,678
Leisure Products ....................................... — 4,543,679 — 4,543,679
Life Sciences Tools & Services .............................. — 9,821,822 — 9,821,822
Machinery ............................................ — 39,696,722 — 39,696,722
Marine .............................................. — 3,684,103 — 3,684,103
Media ............................................... — 227,376,922 — 227,376,922
Metals & Mining ........................................ — 97,335,531 — 97,335,531
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,022,779 — 1,022,779
Multiline Retail ......................................... — 3,971,860 — 3,971,860
Multi-Utilities .......................................... — 15,019,532 — 15,019,532
Oil, Gas & Consumable Fuels ............................... — 428,874,560 — 428,874,560
Paper & Forest Products .................................. — 2,474,519 — 2,474,519
Personal Products ...................................... — 6,426,768 — 6,426,768
Pharmaceuticals ....................................... — 80,957,844 — 80,957,844
Professional Services .................................... — 15,052,287 — 15,052,287
Real Estate Management & Development ....................... — 116,658,155 — 116,658,155
Road & Rail ........................................... — 55,278,832 — 55,278,832
Semiconductors & Semiconductor Equipment .................... — 26,988,038 — 26,988,038
Software ............................................. — 100,298,442 — 100,298,442
Specialty Retail ........................................ — 87,248,857 — 87,248,857
Technology Hardware, Storage & Peripherals .................... — 7,482,086 — 7,482,086
Textiles, Apparel & Luxury Goods ............................ — 8,866,192 — 8,866,192
Thrifts & Mortgage Finance ................................ — 24,777,255 — 24,777,255
Tobacco ............................................. — 5,067,102 — 5,067,102
Trading Companies & Distributors ............................ — 31,507,434 — 31,507,434
Transportation Infrastructure ............................... — 5,666,727 — 5,666,727
Water Utilities ......................................... — 1,309,240 — 1,309,240
Wireless Telecommunication Services ......................... — 86,561,171 — 86,561,171
Equity-Linked Notes ...................................... — 1,707,779,976 — 1,707,779,976
Floating Rate Loan Interests
Aerospace & Defense .................................... — 48,074,773 — 48,074,773
Air Freight & Logistics .................................... — 496,454 — 496,454
Airlines .............................................. — 25,971,252 — 25,971,252
Auto Components ...................................... — 14,565,868 — 14,565,868
Automobiles .......................................... — 7,519,217 — 7,519,217
Banks ............................................... — — 10,547,000 10,547,000
Building Products ....................................... — 19,289,968 — 19,289,968
Capital Markets ........................................ — 18,498,361 9,210,913 27,709,274
Chemicals ............................................ — 48,068,811 818,606 48,887,417
Commercial Services & Supplies ............................. — 34,127,591 1,182,511 35,310,102
Communications Equipment ................................ — 4,959,003 — 4,959,003
Construction & Engineering ................................ — 25,184,462 — 25,184,462
Construction Materials .................................... — 8,410,854 — 8,410,854
Containers & Packaging .................................. — 23,283,950 — 23,283,950
Distributors ........................................... — 1,318,765 — 1,318,765
Diversified Consumer Services .............................. — 29,406,859 — 29,406,859
Diversified Financial Services ............................... — 72,494,969 92,375,363 164,870,332
Diversified Telecommunication Services ........................ — 50,225,260 — 50,225,260
Electric Utilities ........................................ — 2,788,817 — 2,788,817

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 3,206,493 $ — $ 3,206,493
Entertainment ......................................... — 20,683,381 — 20,683,381
Food & Staples Retailing .................................. — 6,016,720 — 6,016,720
Food Products ......................................... — 34,465,777 — 34,465,777
Health Care Equipment & Supplies ........................... — 16,027,994 — 16,027,994
Health Care Providers & Services ............................ — 26,939,873 349,684 27,289,557
Health Care Technology .................................. — 16,463,408 — 16,463,408
Hotels, Restaurants & Leisure .............................. — 41,058,511 27,501,687 68,560,198
Household Durables ..................................... — 12,110,140 — 12,110,140
Household Products ..................................... — 2,300,897 — 2,300,897
Independent Power and Renewable Electricity Producers ............ — 1,557,585 — 1,557,585
Industrial Conglomerates .................................. — — 8,393,606 8,393,606
Insurance ............................................ — 63,925,874 — 63,925,874
Interactive Media & Services ............................... — 33,068,370 — 33,068,370
Internet & Direct Marketing Retail ............................ — 11,254,118 429,380 11,683,498
IT Services ........................................... — 31,652,211 994,028 32,646,239
Leisure Products ....................................... — 1,537,128 — 1,537,128
Life Sciences Tools & Services .............................. — 22,641,203 — 22,641,203
Machinery ............................................ — 45,577,931 — 45,577,931
Media ............................................... — 56,263,430 6,146,998 62,410,428
Metals & Mining ........................................ — 8,132,934 — 8,132,934
Oil, Gas & Consumable Fuels ............................... — 22,421,052 26,697 22,447,749
Personal Products ...................................... — 11,150,765 — 11,150,765
Pharmaceuticals ....................................... — 25,257,765 — 25,257,765
Professional Services .................................... — 26,430,512 10,360,096 36,790,608
Road & Rail ........................................... — 6,085,101 — 6,085,101
Semiconductors & Semiconductor Equipment .................... — 826,463 — 826,463
Software ............................................. — 152,548,518 1,937,090 154,485,608
Specialty Retail ........................................ — 26,121,553 — 26,121,553
Trading Companies & Distributors ............................ — 15,024,643 1,470,967 16,495,610
Transportation Infrastructure ............................... — 1,438,340 11,543,118 12,981,458
Wireless Telecommunication Services ......................... — 12,215,679 — 12,215,679
Foreign Agency Obligations ................................. — 57,183,085 — 57,183,085
Foreign Government Obligations .............................. — 160,470,018 — 160,470,018
Investment Companies .................................... 718,008,412 — — 718,008,412
Non-Agency Mortgage-Backed Securities ........................ — 923,593,408 49,816,984 973,410,392
Preferred Securities
Banks ............................................... — 168,571,566 — 168,571,566
Capital Markets ........................................ — 94,064,080 — 94,064,080
Consumer Finance ...................................... 8,024,000 78,801,757 — 86,825,757
Diversified Financial Services ............................... — 16,730,925 — 16,730,925
Electric Utilities ........................................ — 33,249,996 — 33,249,996
Health Care Equipment & Supplies ........................... — 272,199 — 272,199
Independent Power and Renewable Electricity Producers ............ — 1,870,117 — 1,870,117
Insurance ............................................ 16,412,550 24,902,645 — 41,315,195
Oil, Gas & Consumable Fuels ............................... 22,123,969 48,855,630 — 70,979,599
Technology Hardware, Storage & Peripherals .................... — 35,544,783 — 35,544,783
U.S. Government Sponsored Agency Securities .................... — 5,743,117 — 5,743,117
Warrants .............................................. — 17,982 — 17,982
Short-Term Securities ....................................... 1,094,118,504 — — 1,094,118,504
Options Purchased
Equity contracts .......................................... 66,589 — — 66,589
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 65 65
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (686) (58,169) (58,855)
$ 3,820,505,539 $ 12,317,593,794 $ 249,427,792 $ 16,387,527,125
Investments Valued at NAV
(b)
..................................... 607,529,761
$ —
$ 16,995,056,886
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 102,547 $ — $ 102,547
Equity contracts ........................................... 5,881,743 — — 5,881,743
Foreign currency exchange contracts ............................ 22,734,395 16,482,511 — 39,216,906
Interest rate contracts ....................................... 2,785,127 — — 2,785,127

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
April 30, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (634,202) $ — $ (634,202)
Equity contracts ........................................... (2,462,743) (1,669,411) — (4,132,154)
Foreign currency exchange contracts ............................ — (1,579,946) — (1,579,946)
Interest rate contracts ....................................... (42,939,819) — — (42,939,819)
$ (14,001,297) $ 12,701,499 $ — $ (1,299,798)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ....................................... $ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ................................................. 1,000,000 54,413,213 — 13,637,014 2,573,570 — 71,623,797
Transfers out of Level 3 ................................................ (81,257,404) — — (34,712,834) (1,334,500) — (117,304,738)
Accrued discounts/premiums ............................................. 343 — (668) 24,155 — — 23,830
Net realized loss ..................................................... — (9,021,920) — (8,296) — — (9,030,216)
Net change in unrealized depreciation
(a)
..................................... (1,397,723) (62,724,834) (815,550) (6,345,380) (1,717,483) (51,319) (73,052,289)
Purchases ......................................................... 4,250,000 26,149,721 12,380,229 69,043,575 — — 111,823,525
Sales ............................................................ (3,500,000) (8,802,541) (409,377) (5,579,962) — — (18,291,880)
Closing balance, as of April 30, 2022 ........................................
$ 5,145,500 $ 81,034 $ 11,154,634 $ 183,287,744 $ 49,816,984 $ (58,104) $ 249,427,792
Net change in unrealized depreciation on investments still held at April 30, 2022
(a)
..........
$ (1,423,791) $ (62,724,795) $ (886,607) $ (6,339,783) $ (1,717,483) $ (51,319) $ (73,143,778)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.